UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-02628

Fidelity Municipal Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Conservative Income Municipal Bond Fund

March 31, 2016

CMB-QTLY-0516
1.967797.102

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 63.5%
	Principal Amount	Value
Alabama - 1.4%
Mobile County Board of School Commissioners:
Series 2016 A:	$	$
2% 3/1/18	500,000	509,220
3% 3/1/19	550,000	576,895
Series 2016 B, 5% 3/1/19	900,000	995,184
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds:
(Alabama Pwr. Co. Barry Plant Proj.) Series 2008, 1.625%, tender 10/2/18 (a)	3,000,000	3,020,370
Series 2009 E, 1.65%, tender 3/20/17 (a)	350,000	352,030
Montgomery Med. Clinic Facilities Series 2015, 5% 3/1/18	1,000,000	1,063,160

TOTAL ALABAMA		6,516,859

Arizona - 2.1%
Arizona Board of Regents Arizona State Univ. Rev.:
(Polytechnic Campus Proj.) Series 2008 C, 5.25% 7/1/16	85,000	85,933
Series 2011, 3% 8/1/17	125,000	128,593
Series 2013 A, 4% 7/1/16	150,000	151,200
Series B, 4% 8/1/16	150,000	151,569
Arizona Ctfs. of Prtn.:
Series 2008 A:
4% 9/1/16 (FSA Insured)	670,000	679,072
4% 9/1/17 (FSA Insured)	145,000	151,534
5% 9/1/16	225,000	228,911
Series 2010 A:
5% 10/1/17 (FSA Insured)	150,000	159,353
5% 10/1/18 (FSA Insured)	140,000	153,950
Series 2013 A, 3% 10/1/17	100,000	103,280
Series 2013 B, 5% 10/1/16	655,000	668,853
Arizona Health Facilities Auth. Rev.:
(Scottsdale Lincoln Hospitals Proj.) Series 2014 A, 5% 12/1/17	500,000	533,435
Series 2007 A, 5% 1/1/17	300,000	309,420
Series 2008 D, 5% 1/1/17	1,250,000	1,289,250
5% 1/1/19 (Pre-Refunded to 1/1/17 @ 100)	200,000	206,522
Arizona School Facilities Board Ctfs. of Prtn.:
Series 2008:
4.375% 9/1/16	55,000	55,828
5.5% 9/1/16	120,000	122,352
Series 2013 A1, 4% 9/1/16	170,000	172,246
Series 2013 A2, 5% 9/1/17	235,000	248,867
Arizona School Facilities Board Rev. 5% 7/1/17 (AMBAC Insured)	125,000	130,933
Arizona State Lottery Rev. Series 2010 A:
3% 7/1/16	175,000	175,942
5% 7/1/16	125,000	126,268
Glendale Gen. Oblig. Series 2015, 4% 7/1/18 (FSA Insured)	370,000	391,545
Maricopa County Indl. Dev. Auth. Health Facilities Rev. (Catholic Healthcare West Proj.) Series 2007 A, 5% 7/1/16	320,000	323,213
Navajo County Poll. Cont. Corp. Rev. Bonds (Arizona Pub. Svc. Co. Cholla Proj.) Series 2009 D, 5.75%, tender 6/1/16 (a)	1,500,000	1,511,715
Phoenix Civic Impt. Board Arpt. Rev. Series 2010 A, 5% 7/1/16	660,000	666,692
Pima County Swr. Sys. Rev. Series 2008, 4% 7/1/16 (Assured Guaranty Corp. Insured)	150,000	151,200
Tucson Gen. Oblig. Series 2005 E, 3.75% 7/1/16 (FGIC Insured)	55,000	55,127
Univ. of Arizona Univ. Revs.:
Series 2008 A, 4% 6/1/16	100,000	100,561
Series 2011, 5% 8/1/16	250,000	253,500

TOTAL ARIZONA		9,486,864

California - 1.0%
California Health Facilities Fing. Auth. Rev.:
Series 2011 A, 5% 3/1/17	250,000	259,268
4% 3/1/17	500,000	514,775
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. Bonds Series 2006 A, 1.375%, tender 4/2/18 (a)	825,000	829,785
California Statewide Cmntys. Dev. Auth. Rev.:
Series 2007 F, 5.25% 7/1/16 (FSA Insured)	100,000	101,083
Series 2015 A, 3% 3/1/18	540,000	560,747
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2010 B, 5% 6/1/16	695,000	700,011
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Series 2009 A, 5% 7/1/16	165,000	166,789
Modesto Irrigation District Elec. Rev. Series 2011 A, 4% 7/1/16	650,000	655,181
Modesto Irrigation District Fing. Auth. Rev. Series 2013, 5% 9/1/16	250,000	254,510
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2006 32F, 5% 5/1/16 (FGIC Insured)	225,000	225,839
Series 2008 34E, 5% 5/1/16 (Assured Guaranty Corp. Insured) (b)	305,000	306,110

TOTAL CALIFORNIA		4,574,098

Colorado - 1.4%
Colorado Health Facilities Auth. Rev.:
(Parkview Med. Ctr., Inc. Proj.) Series 2012, 4% 9/1/16	735,000	743,622
Series 2008 D1, 5% 10/1/16	75,000	76,534
Series 2009 A, 5% 7/1/16	630,000	636,325
Series 2011 A:
5% 2/1/17	225,000	232,650
5% 2/1/18	95,000	101,879
Series 2011, 4% 2/1/17	350,000	359,041
5% 9/1/16	225,000	228,548
5.125% 10/1/17	50,000	53,087
5.125% 11/15/17 (Pre-Refunded to 11/15/16 @ 100)	390,000	400,990
5.125%, tender 11/15/16 (a)	460,000	472,963
Colorado Reg'l. Trans. District Ctfs. of Prtn.:
Series 2013 A, 5% 6/1/16	230,000	231,642
Series 2015 A, 5% 6/1/19	2,000,000	2,241,900
Denver City & County Arpt. Rev.:
Series 2011 A, 4% 11/15/17 (b)	50,000	52,474
Series 2011 B, 5% 11/15/16 (b)	250,000	256,510
Series 2012 A, 4% 11/15/17 (b)	75,000	78,710
Series 2012 B, 5% 11/15/16	350,000	359,226

TOTAL COLORADO		6,526,101

Connecticut - 3.0%
Connecticut Gen. Oblig.:
Series 2006 E, 5% 12/15/18	125,000	129,010
Series 2006 F, 4% 12/1/16	290,000	296,537
Series 2012 D:
0.92% 9/15/17 (a)	2,000,000	1,996,120
1.17% 9/15/18 (a)	1,945,000	1,943,463
1.32% 9/15/19 (a)	2,045,000	2,050,808
Series 2013 A:
0.95% 3/1/19 (a)	275,000	273,138
5% 10/15/19	225,000	254,113
Series 2014 C, 5% 6/15/17	185,000	194,398
Series 2014 H, 5% 11/15/18	150,000	165,219
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds:
(Ascension Health Cr. Group Proj.) Series 1998 B, 1.55%, tender 2/1/17 (a)	1,660,000	1,671,139
Series 2010 A2, 1.2%, tender 2/1/19 (a)	100,000	100,416
Series 2011 N, 4% 7/1/16	535,000	539,216
Series 2012 D, 5% 7/1/18	225,000	244,454
Series A:
4% 7/1/16	280,000	282,206
4% 7/1/17	200,000	207,720
Series N:
4% 7/1/17	190,000	197,334
5% 7/1/17	225,000	236,453
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 2004 B, 5.25% 7/1/16	310,000	313,494
New Britain Gen. Oblig. Series 2016 A:
5% 3/1/17	1,000,000	1,036,890
5% 3/1/18	1,000,000	1,073,920
New Haven Gen. Oblig. Series 2013 B, 3% 9/1/16 (FSA Insured)	200,000	201,686

TOTAL CONNECTICUT		13,407,734

District Of Columbia - 0.4%
District of Columbia Rev. (Hsg. Production Trust Fund-New Cmntys. Proj.) Series 2007 A, 5% 6/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	250,000	251,745
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2010 B, 5% 10/1/16 (b)	410,000	418,569
Series 2012 A, 5% 10/1/18 (b)	200,000	218,994
Series B 5% 10/1/16 (AMBAC Insured) (b)	475,000	484,928
5% 10/1/16 (b)	450,000	459,405

TOTAL DISTRICT OF COLUMBIA		1,833,641

Florida - 3.9%
Broward County Arpt. Sys. Rev. 5% 10/1/16	315,000	321,647
Broward County Port Facilities Rev. Series 2011 B, 5% 9/1/18 (b)	250,000	272,020
Broward County School Board Ctfs. of Prtn.:
Series 2004 A, 5.25% 7/1/16 (AMBAC Insured)	360,000	363,996
Series 2006 A, 4.25% 7/1/16 (FSA Insured)	300,000	302,616
Series 2008 A, 5% 7/1/16 (FSA Insured)	230,000	232,415
Citizens Property Ins. Corp.:
Series 2007 A, 5% 3/1/17 (Escrowed to Maturity)	530,000	550,930
Series 2009 A1, 6% 6/1/16	675,000	681,298
Series 2010 A1:
4% 6/1/17 (FSA Insured)	675,000	699,631
5% 6/1/16	395,000	398,030
5% 6/1/16 (FSA Insured)	100,000	100,767
5% 6/1/17 (FSA Insured)	480,000	503,026
Series 2011 A1:
5% 6/1/16	400,000	403,068
5% 6/1/18	580,000	629,085
5% 6/1/19	45,000	50,324
Series 2012 A1, 5% 6/1/17	550,000	576,384
Series 2015 A2, 1.25% 6/1/18 (a)	1,000,000	996,110
5.25% 6/1/17 (FSA Insured)	410,000	430,840
Florida Board of Ed. Lottery Rev.:
Series 2006 B, 5% 7/1/16	485,000	490,141
Series 2010 D, 5% 7/1/16	410,000	414,346
Florida Higher Edl. Facilities Fing. Auth. (Rollins College Proj.) Series 2012 A, 4% 12/1/16	185,000	188,961
Florida Mid-Bay Bridge Auth. Rev. Series 2015 C:
5% 10/1/17	250,000	263,483
5% 10/1/18	275,000	298,356
Florida Muni. Pwr. Agcy. Rev.:
(All-Requirements Pwr. Supply Proj.) Series 2015 B, 5% 10/1/17	565,000	599,793
(Stanton Proj.) Series 2008, 5% 10/1/16	200,000	204,230
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2008 A, 5.25% 10/1/17 (FSA Insured) (b)	250,000	266,010
Series 2010 A, 4% 10/1/16	240,000	244,085
Series 2010 B, 4.25% 10/1/18 (b)	150,000	160,956
6% 10/1/17 (b)	60,000	64,506
Halifax Hosp. Med. Ctr. Rev. Series 2016:
4% 6/1/18	500,000	530,135
5% 6/1/19	250,000	278,340
Lake County School Board Ctfs. of Prtn.:
(The School Board of Lake County Florida, Master Lease Prog.) Series 2005 C, 5.25% 6/1/16 (AMBAC Insured)	305,000	307,199
Series 2014 A:
4% 6/1/18 (FSA Insured)	95,000	101,251
5% 6/1/17 (FSA Insured)	140,000	146,632
Lee County Arpt. Rev. Series 2010 A, 5% 10/1/17 (FSA Insured) (b)	240,000	254,225
Miami-Dade County Aviation Rev.:
Series 2008 E, 5.375% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	115,000	122,718
Series 2010 B, 5% 10/1/17	205,000	217,466
Series 2012 B, 4% 10/1/17	685,000	715,709
Miami-Dade County Expressway Auth.:
Series 2013 A:
4% 7/1/16	500,000	503,940
5% 7/1/17	100,000	105,166
Series 2014 B:
5% 7/1/17	330,000	347,048
5% 7/1/18	525,000	571,862
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2008 B, 5% 5/1/17	500,000	522,320
Series A, 5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	250,000	261,160
Series B, 5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	600,000	626,652
1% 5/1/16	1,050,000	1,050,389
Reedy Creek Impt. District Utils. Rev. Series 2013 1, 5% 10/1/17	100,000	106,235
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010, 5% 11/15/17	95,000	101,565

TOTAL FLORIDA		17,577,066

Georgia - 0.8%
Atlanta Arpt. Rev.:
Series 2011 A, 5% 1/1/17	400,000	413,012
Series 2012 C, 5% 1/1/17 (b)	100,000	103,178
Series 2014 C, 5% 1/1/18 (b)	150,000	160,559
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds 1.375%, tender 4/4/17 (a)	1,865,000	1,870,446
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Proj. One):
Series 2008 A, 5.25% 1/1/18	75,000	80,656
Series 2008 D, 5.75% 1/1/19	170,000	187,911
Series B:
5% 1/1/17	100,000	103,246
6.25% 1/1/17	445,000	463,539
4.25% 1/1/18	100,000	105,820
5% 11/1/17	80,000	85,290
6.25% 1/1/17	115,000	119,791

TOTAL GEORGIA		3,693,448

Hawaii - 0.2%
Hawaii Arpts. Sys. Rev. Series 2010 B, 5% 7/1/18 (b)	155,000	168,474
Hawaii Gen. Oblig. Series 2009 DR, 4% 6/1/16	100,000	100,564
State of Hawaii Dept. of Trans. Series 2013, 3% 8/1/16 (b)	755,000	760,277

TOTAL HAWAII		1,029,315

Illinois - 9.6%
Chicago Gen. Oblig.:
Series 2007 A, 5% 12/1/16	100,000	101,593
Series 2007 C, 5% 1/1/17	100,000	102,045
Series 2007, 5% 12/1/16 (AMBAC Insured)	125,000	126,991
Series 2008 A, 5% 1/1/18	75,000	77,224
Series 2009 A, 4% 1/1/18	100,000	101,508
5% 1/1/18	205,000	211,078
Chicago Metropolitan Wtr. Reclamation District of Greater Chicago:
Series 2006, 5% 12/1/16	500,000	513,565
Series 2011 C, 5% 12/1/16	920,000	944,960
Chicago Midway Arpt. Rev. Series 2004 A, 4.5% 1/1/18 (AMBAC Finl. Group, Inc. Insured) (b)	50,000	50,133
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2005 B, 5.25% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	340,000	365,150
Series 2010 A, 5% 1/1/17	295,000	304,127
Series 2011 B:
4% 1/1/17	100,000	102,359
5% 1/1/17	360,000	371,138
5% 1/1/17 (b)	135,000	139,127
5% 1/1/18 (b)	60,000	64,072
Series B, 5% 1/1/18 (FSA Insured)	150,000	154,835
Chicago Park District Gen. Oblig.:
Series 2008 G, 5% 1/1/17	320,000	328,026
Series 2008 H, 5% 1/1/17	450,000	461,286
Series 2011 D:
4% 1/1/18	375,000	389,775
5% 1/1/17	230,000	235,768
Series 2013 B, 4% 1/1/17	100,000	101,776
Series 2014 D, 4% 1/1/18	500,000	519,700
5% 1/1/17	100,000	102,567
5% 1/1/17	300,000	307,524
Chicago Wastewtr. Transmission Rev.:
Series 2006 A, 4% 1/1/17	100,000	102,060
Series 2006 B, 5% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	145,000	148,853
Series 2008 C, 4% 1/1/17	1,350,000	1,375,691
Series 2010 A, 3% 1/1/18	60,000	61,247
5.5% 1/1/17	250,000	257,898
Chicago Wtr. Rev.:
Series 2006 A, 5% 11/1/16 (AMBAC Insured)	635,000	648,932
Series 2012:
4% 11/1/16	255,000	259,146
5% 11/1/16	275,000	281,034
5% 11/1/16 (FSA Insured)	250,000	255,633
5% 11/1/17 (FSA Insured)	330,000	349,256
Cook County Gen. Oblig.:
Series 2009 A, 4% 11/15/16	685,000	696,467
Series 2011 A, 4% 11/15/16	1,450,000	1,474,273
Series 2014 A:
5% 11/15/16	120,000	122,737
5% 11/15/17	450,000	473,787
5% 11/15/18	200,000	215,186
Series B, 5% 11/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	710,000	747,531
Illinois Edl. Facilities Auth. Rev. Bonds (Univ. of Chicago Proj.) Series B1, 1.1%, tender 2/15/18 (a)	1,745,000	1,758,855
Illinois Fin. Auth. Gas Supply Rev. Bonds (Peoples Gas Lt. and Coke Co. Proj.) Series 2005 A, 4.3%, tender 6/1/16 (AMBAC Insured) (a)	965,000	970,182
Illinois Fin. Auth. Rev.:
Bonds Series E, 5%, tender 5/1/17 (a)	825,000	862,645
Series 2008 A, 4.375% 7/1/17	250,000	260,265
Series 2008 B, 5.5% 8/15/19	250,000	274,888
Series 2008 D, 5.5% 11/1/18	265,000	287,056
Series 2009 A, 5% 8/15/16	110,000	111,718
Series 2009 B:
4.25% 7/1/16	350,000	352,993
5% 7/1/16	200,000	202,066
Series 2010 A, 5.5% 5/1/17	100,000	104,270
Series 2010:
5% 8/15/16	800,000	810,056
5% 2/15/17	70,000	72,462
Series 2011 A1, 4% 4/1/17	190,000	196,091
Series 2012 A:
4% 5/15/16	265,000	266,057
5% 8/15/16	100,000	101,551
5% 5/15/17	105,000	109,616
5% 5/15/18	130,000	139,870
Series 2015 A:
5% 11/15/16	1,000,000	1,025,480
5% 11/15/17	125,000	132,949
5% 11/15/18	250,000	274,550
Series 2015 C, 5% 8/15/16	100,000	101,411
5% 4/1/16	565,000	565,000
5% 5/1/16	335,000	336,219
5% 8/15/17	225,000	237,481
Illinois Gen. Oblig.:
Series 2004 A, 5% 3/1/17	75,000	75,235
Series 2004, 5% 11/1/17 (AMBAC Insured)	2,000,000	2,023,100
Series 2005, 5% 4/1/16 (AMBAC Insured)	375,000	375,000
Series 2006:
5% 1/1/17	100,000	100,317
5% 1/1/18	250,000	250,715
Series 2007 A, 5% 6/1/18 (FSA Insured)	435,000	451,400
Series 2007 B:
5% 1/1/17	250,000	257,208
5.25% 1/1/18	415,000	440,568
Series 2007, 5% 6/1/17 (FSA Insured)	250,000	260,218
Series 2008, 4.5% 4/1/18	375,000	382,871
Series 2010:
5% 1/1/17	500,000	514,415
5% 1/1/17 (FSA Insured)	675,000	694,460
5% 1/1/18	205,000	216,755
Series 2012, 5% 3/1/17	500,000	517,195
Series 2013, 4% 7/1/16	1,590,000	1,600,860
Series 2014:
3% 2/1/17	350,000	355,366
4% 2/1/17	100,000	102,349
4% 2/1/18	385,000	401,170
3% 1/1/18	500,000	511,605
5% 8/1/16	470,000	475,856
5% 8/1/17	1,200,000	1,255,248
5.5% 5/1/16 (FSA Insured)	100,000	100,367
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2007 A, 5.25% 2/1/17 (FGIC Insured)	705,000	730,415
Illinois Sales Tax Rev. Series 2013, 5% 6/15/17	75,000	78,699
Illinois Unemployment Ins. Fund Bldg. Receipts:
Series 2012 A:
5% 6/15/16	775,000	781,859
5% 12/15/16	610,000	628,825
Series 2012 B, 5% 6/15/18	810,000	834,308
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 1996 A:
0% 12/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	65,000	64,378
0% 12/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	75,000	72,659
0% 6/15/16	130,000	129,637
0% 6/15/16 (Escrowed to Maturity)	20,000	19,979
0% 6/15/17	45,000	44,105
0% 6/15/17 (Escrowed to Maturity)	10,000	9,906
0% 6/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	105,000	101,061
Quincy Hosp. Rev. Series 2007, 5% 11/15/16	115,000	117,859
Railsplitter Tobacco Settlement Auth. Rev. Series 2010:
5% 6/1/16	1,500,000	1,509,885
5% 6/1/17	645,000	676,631
5% 6/1/18	1,290,000	1,393,690
Univ. of Illinois Board of Trustees Ctfs. of Prtn.:
Series 2008 A, 5% 10/1/16 (Escrowed to Maturity)	5,000	5,111
Series 2014 A, 5% 10/1/18	500,000	545,935
5% 10/1/16 (FSA Insured)	130,000	132,717
Univ. of Illinois Rev.:
Series 2000, 0% 4/1/17	100,000	98,504
Series 2001 A, 5.5% 4/1/16 (AMBAC Insured)	65,000	65,000
Series 2006:
5% 4/1/16	250,000	250,000
5% 4/1/17 (Nat'l. Reinsurance Co. Insured)	425,000	425,000
Series 2011, 5% 4/1/16	500,000	500,000

TOTAL ILLINOIS		43,778,230

Indiana - 1.1%
Indiana Fin. Auth. Health Sys. Rev. Series 2008 C, 5.5% 11/1/17	125,000	134,038
Indiana Fin. Auth. Hosp. Rev.:
Series 2011 N, 5% 3/1/17	325,000	337,682
Series 2013 A, 5% 8/15/16	100,000	101,521
Series 2014 A, 3% 12/1/16	275,000	279,274
Indiana Fin. Auth. Rev. (l-69 Section 5 Proj.) Series 2014, 4% 3/1/17 (b)	800,000	813,248
Indiana Fin. Auth. Wastewtr. Util. Rev. (CWA Auth. Proj.):
Series 2011 B, 5% 10/1/16	225,000	229,691
Series 2012 A:
4% 10/1/16	980,000	995,660
5% 10/1/18	200,000	219,150
Series 2014 A, 4% 10/1/16	395,000	401,312
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds:
(Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (a)	350,000	356,930
Series 2006 B8, 4.1%, tender 11/3/16 (a)	50,000	50,990
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (a)	195,000	196,388
Indianapolis Gas Util. Sys. Rev. 3.5% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	175,000	180,238
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series 2006 F, 5% 1/1/17 (AMBAC Insured) (b)	150,000	151,619
Indianapolis Thermal Energy Sys. Series 2010 B, 5% 10/1/17	655,000	694,326

TOTAL INDIANA		5,142,067

Kansas - 0.3%
Kansas Dev. Fin. Auth. Health Facilities Rev. (Hays Med. Ctr. Proj.) Series 2005 L, 5.25% 11/15/16	955,000	958,218
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev.:
Series 2012 A, 4% 9/1/17	175,000	182,660
Series 2014 A, 4% 9/1/16	200,000	202,658

TOTAL KANSAS		1,343,536

Kentucky - 1.6%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
(Baptist Healthcare Sys. Proj.) Series A, 5% 8/15/17	550,000	579,046
(Saint Elizabeth Med. Ctr., Inc. Proj.) Series 2009 A, 5% 5/1/16	700,000	702,331
Kentucky State Property & Buildings Commission Rev. Series 2016 B, 5% 11/1/19	2,000,000	2,250,000
Louisville/Jefferson County Metropolitan Gov. 4% 12/1/16	1,250,000	1,276,013
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Elec. Co. Proj.):
Series 2001 B, 1.35%, tender 5/1/18 (a)(b)	500,000	500,200
Series 2003 A, 1.65%, tender 4/3/17 (a)	1,860,000	1,870,081
Series 2007 B, 1.15%, tender 6/1/17 (a)	100,000	100,057

TOTAL KENTUCKY		7,277,728

Louisiana - 2.0%
Louisiana Citizens Property Ins. Corp. Assessment Rev.:
Series 2012, 3% 6/1/16	545,000	546,962
Series 2015:
5% 6/1/17	1,250,000	1,308,175
5% 6/1/18	1,000,000	1,084,400
Louisiana Loc Govt. Envirl Facilities Bonds Series 2013, 1.007%, tender 8/1/18 (a)	5,475,000	5,406,125
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 1998 B, 5% 7/1/16	140,000	141,401
Louisiana Pub. Facilities Auth. Rev.:
Series 2009 A, 5% 7/1/17	375,000	394,133
Series 2015, 5% 7/1/18	100,000	108,484

TOTAL LOUISIANA		8,989,680

Maryland - 0.1%
Maryland Dept. of Trans. Consolidated Trans. Rev. 5% 6/1/16	70,000	70,519
Maryland Health & Higher Edl. Facilities Auth. Rev. Series 2013 A, 3% 8/15/16	435,000	438,597

TOTAL MARYLAND		509,116

Massachusetts - 3.5%
Berkshire Wind Pwr. Coop. Corp. (Wind Proj.) Series 1, 5% 7/1/16	420,000	424,360
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series 2010 B, 5% 1/1/18	100,000	107,093
Massachusetts Dev. Fin. Agcy. Rev.:
Bonds 0.95%, tender 1/30/18 (a)	7,530,000	7,508,012
Series 2012 L, 5% 7/1/17	165,000	173,776
Series 2013 F, 4% 7/1/18	405,000	430,993
Series N, 5% 10/1/16	215,000	219,601
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 1.6%, tender 5/1/17 (a)(b)	150,000	150,717
Massachusetts Gen. Oblig.:
Series 1998 C, 0% 8/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	180,000	175,919
Series 2004 B, 5.25% 8/1/16	200,000	203,086
Series 2007 A, 0.873% 11/1/18 (a)	725,000	725,993
Series 2012 D, 0.83% 1/1/18 (a)	1,500,000	1,502,910
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Partners HealthCare Sys., Inc. Proj.) Series 2007 G, 5% 7/1/18	100,000	105,614
Bonds Series 2007 G6, 1.283%, tender 6/29/17 (a)	300,000	299,964
Series 2004 D, 5% 11/15/16	275,000	282,574
Series 2008 E2, 5% 7/1/17	120,000	126,138
Series 2009 D, 5% 7/1/16	620,000	626,299
Series 2010 H, 5% 7/1/16	125,000	126,209
Series D, 4.5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	430,000	449,350
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev.:
(Nuclear Proj. 4) Series 2011, 5% 7/1/16	650,000	656,747
(Pwr. Supply Proj. 6) 4% 7/1/16	300,000	302,400
Series 2011, 5% 7/1/16	710,000	717,370
4% 7/1/16	200,000	201,600
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2009 A, 4% 5/15/16	175,000	175,774
Series 2013 A, 4% 5/15/16	175,000	175,774

TOTAL MASSACHUSETTS		15,868,273

Michigan - 5.0%
Battle Creek School District Series 2016, 5% 5/1/18	1,000,000	1,078,610
Chippewa Valley Schools Series 2016, 5% 5/1/19 (c)	1,730,000	1,895,440
Forest Hills Pub. Schools 4% 5/1/17	580,000	599,836
Grand Rapids Pub. Schools Series 2016, 5% 5/1/19 (FSA Insured)	2,000,000	2,225,980
Lake Orion Cmnty. School District 5% 5/1/19	900,000	1,003,131
Lenawee Co. Hosp. Fin. Auth. Hosp. Rev. Series 2011 E, 3% 11/15/17	240,000	247,963
Lincoln Consolidated School District Series 2016 A, 5% 5/1/19 (c)	1,000,000	1,111,020
Michigan Fin. Auth. Rev.:
Bonds Series 2015 D1, 0.894%, tender 10/15/18 (a)	1,955,000	1,943,466
Series 2010 A:
5% 12/1/16	440,000	452,558
5% 12/1/18	325,000	359,431
Series 2012, 4% 11/15/17	280,000	294,036
Series 2014:
4% 6/1/16	200,000	201,078
4% 6/1/18	300,000	318,081
Michigan Hosp. Fin. Auth. Rev.:
(Henry Ford Health Sys. Proj.) Series 2006 A, 5% 11/15/17	500,000	513,365
Bonds:
(Ascension Health Cr. Group Proj.) 1.5%, tender 3/15/17 (a)	1,125,000	1,133,561
Series 2010 F1, 2%, tender 5/30/18 (a)	650,000	663,806
Series 2010 F2, 1.5%, tender 3/1/17 (a)	1,010,000	1,017,373
Series 2010 F3, 1.4%, tender 6/29/18 (a)	2,025,000	2,042,395
Series 2008 A, 5.25% 5/15/17 (Escrowed to Maturity)	250,000	262,195
Series 2012 A, 5% 6/1/17	100,000	104,737
Oakland Univ. Rev.:
Series 2012:
4% 3/1/17	405,000	416,818
4% 3/1/18	130,000	137,596
Series 2013 A, 4% 3/1/18	400,000	423,372
Rochester Cmnty. School District 5% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	250,000	274,058
Roseville Cmnty. Schools Series 2014, 5% 5/1/18	410,000	443,460
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Series 2014 D:
5% 9/1/17	375,000	396,694
5% 9/1/18	465,000	505,729
South Lyon Cmnty. Schools Series 2016, 4% 5/1/18	1,000,000	1,061,370
Wayne-Westland Cmnty. Schools Series 2014, 5% 5/1/18	330,000	355,727
Western Michigan Univ. Rev.:
Series 2013, 4% 11/15/16	100,000	102,002
Series 2014, 5% 11/15/17	200,000	213,318
Zeeland Pub. Schools:
4% 5/1/18	360,000	380,567
4% 5/1/18 (FSA Insured)	290,000	306,568

TOTAL MICHIGAN		22,485,341

Minnesota - 0.6%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. Series 2010, 4% 8/15/16 (FSA Insured)	465,000	470,096
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2014 B, 5% 1/1/18 (b)	600,000	642,234
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2008 A, 5% 1/1/19 (Assured Guaranty Corp. Insured)	150,000	160,262
Shakopee Health Care Facilities Rev. Series 2014:
4% 9/1/16	295,000	299,044
5% 9/1/17	500,000	529,145
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
Series 2002 A, 5.25% 1/1/17	180,000	186,050
0% 1/1/18 (AMBAC Insured)	205,000	201,648
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev. Series 2006 A, 5% 1/1/17 (FSA Insured)	135,000	139,392

TOTAL MINNESOTA		2,627,871

Mississippi - 0.7%
Mississippi Gen. Oblig. (Cap. Impts. Proj.) Series 2012 D, 0.93% 9/1/17 (a)	2,890,000	2,889,595
Mississippi Hosp. Equip. & Facilities Auth. Bonds (Baptist Memorial Health Care Proj.) Series 2004 B2, 0.75%, tender 7/7/16 (a)(d)	400,000	399,768

TOTAL MISSISSIPPI		3,289,363

Missouri - 0.2%
Saint Louis Arpt. Rev. Series 2007 B, 5% 7/1/16 (FSA Insured) (b)	1,000,000	1,010,040
Nebraska - 0.1%
Nebraska Pub. Pwr. District Rev.:
Series 2010 C, 5% 1/1/17	120,000	123,776
Series 2014, 4% 1/1/17	125,000	128,015
Omaha Pub. Pwr. District Elec. Rev. Series 2007 A, 4% 2/1/18 (Pre-Refunded to 2/1/17 @ 100)	90,000	92,506

TOTAL NEBRASKA		344,297

Nevada - 2.0%
Clark County Arpt. Rev.:
Series 2015 B, 5% 7/1/17 (b)	1,000,000	1,049,620
5% 7/1/17 (AMBAC Insured) (b)	140,000	146,947
Clark County Fuel Tax:
Series 2007, 5.5% 7/1/16	200,000	202,382
Series 2009 A, 3% 12/1/16	75,000	76,211
Series 2009, 5% 6/1/16	210,000	211,508
Clark County School District:
Series 2006 B, 4.5% 6/15/16 (AMBAC Insured)	470,000	473,600
Series 2006 C, 5% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	335,000	337,894
Series 2007 A:
4% 6/15/16	300,000	302,007
4.5% 6/15/17 (FGIC Insured)	605,000	631,995
4.5% 6/15/19	360,000	385,906
Series 2007 B, 5% 6/15/19	250,000	267,503
Series 2007 C:
5% 6/15/16	845,000	852,301
5% 6/15/18	350,000	374,133
Series 2008 A:
5% 6/15/17	170,000	178,595
5% 6/15/19	110,000	119,726
Series 2011 B, 5% 6/15/16	550,000	554,752
Series 2012 A, 5% 6/15/18	250,000	271,878
Series 2013 B, 5% 6/15/17	380,000	399,213
Series 2014 A, 5.5% 6/15/17	320,000	338,077
Series 2014 B, 5.5% 6/15/17	175,000	184,886
Series 2015 A, 5% 6/15/16	950,000	958,208
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig.:
Series 2009 D, 5% 6/1/16	175,000	176,321
Series 2010 B, 4% 3/1/17	55,000	56,676
Series 2012 B, 5% 6/1/18	70,000	76,270
Nevada Gen. Oblig. 5% 12/1/16	200,000	205,828
Nevada Lease Rev. Ctfs. Prtn. (Bldg. 1 Proj.) Series 2013, 5% 4/1/17	350,000	364,735

TOTAL NEVADA		9,197,172

New Hampshire - 0.3%
New Hampshire Health & Ed. Facilities Auth. Rev. Series 2012, 4% 7/1/16	1,215,000	1,222,885
New Jersey - 5.9%
Essex County Gen. Oblig. Series 2011 B, 4% 6/1/16	250,000	251,403
New Brunswick Hsg. Auth. Rev. (Rutgers Univ. Easton Avenue Proj.) Series 2011:
5% 7/1/16	200,000	202,124
5% 7/1/17	100,000	105,319
New Jersey Bldg. Auth. State Bldg. Rev. Series 2007 B, 5% 6/15/17	100,000	103,859
New Jersey Ctfs. of Prtn. Series 2009 A, 5% 6/15/16	240,000	241,934
New Jersey Econ. Dev. Auth. Rev.:
(N.J. Transit Corp. Ligit Rail Transit Sys. Proj.) Series 2008 A, 5% 5/1/17	150,000	155,856
Series 2008:
5% 3/1/17	180,000	186,140
5% 5/1/18	250,000	264,413
Series 2011 EE:
5% 9/1/16 (Escrowed to Maturity)	850,000	865,470
5% 9/1/18	45,000	47,990
5% 9/1/18 (Escrowed to Maturity)	140,000	153,734
Series 2012, 5% 6/15/17	500,000	517,665
Series 2015 XX, 5% 6/15/19	1,000,000	1,076,260
5% 12/15/17	5,000	5,290
5% 12/15/17 (Escrowed to Maturity)	150,000	160,712
New Jersey Edl. Facilities Auth. Rev.:
(Rowan Univ. Proj.) Series 2007 B, 5.5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	600,000	606,708
Series 2008 D, 5% 7/1/17 (FSA Insured)	1,860,000	1,954,190
Series 2010 H, 5% 7/1/18	125,000	135,460
Series 2012 A, 5% 7/1/16	430,000	434,296
Series 2012 B, 3% 7/1/16	250,000	251,283
Series 2013 A, 5% 7/1/17	80,000	84,051
New Jersey Edl. Facility:
Series 2015 B, 5% 7/1/19	190,000	211,774
Series 2015 C, 2% 7/1/16	2,630,000	2,637,311
5% 7/1/19	205,000	207,017
New Jersey Gen. Oblig.:
Series 2001 H:
5.25% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	145,000	146,502
5.25% 7/1/17	280,000	294,504
Series 2005 L, 5.25% 7/15/16 (AMBAC Insured)	550,000	556,628
Series H, 5.25% 7/1/16	420,000	424,351
New Jersey Health Care Facilities Fing. Auth. Rev.:
(Virtua Health Proj.) Series A, 5.25% 7/1/17 (Assured Guaranty Corp. Insured)	75,000	79,192
Series 2007, 5% 7/1/18 (Pre-Refunded to 7/1/17 @ 100)	210,000	221,252
Series 2009 A, 5.25% 7/1/16	360,000	364,039
Series 2011:
4% 7/1/16	800,000	806,360
5% 7/1/16	1,150,000	1,161,937
5% 7/1/17	125,000	131,441
Series 2013 A:
3% 7/1/16	165,000	165,908
5% 7/1/18	100,000	108,577
4% 7/1/17	330,000	342,071
4% 7/1/19	245,000	266,317
New Jersey Tpk. Auth. Tpk. Rev. Bonds 1.08%, tender 1/1/18 (a)	4,905,000	4,898,084
New Jersey Trans. Trust Fund Auth.:
Series 2003 B1, 5% 12/15/17	150,000	158,463
Series 2010 D, 5% 12/15/17	790,000	834,572
Series 2011 B, 5% 6/15/18	130,000	138,012
Series 2011, 5% 6/15/16	400,000	403,112
Series 2012 AA, 4% 6/15/18	980,000	1,019,494
Series 2013, 4% 6/15/16	150,000	150,875
5% 6/15/17	250,000	260,163
5% 6/15/17	1,280,000	1,332,032
New Jersey Transit Corp. Ctfs. of Prtn. Series 2014 A, 5% 9/15/17	1,000,000	1,048,640
Rutgers State Univ. Rev.:
Series 2009, 4% 5/1/17	225,000	233,015
Series 2013 L, 4% 5/1/16	170,000	170,488

TOTAL NEW JERSEY		26,576,288

New York - 1.1%
New York City Gen. Oblig. Series 2015 F, 1.05% 2/15/19 (a)	1,000,000	997,280
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2006 BB, 4% 6/15/17 (Pre-Refunded to 6/15/16 @ 100)	115,000	115,810
New York Dorm. Auth. Revs. Series 2011 A, 4% 7/1/16	240,000	241,944
New York Local Govt. Assistance Corp. Series 2008 C, 5% 4/1/16	315,000	315,000
New York Metropolitan Trans. Auth. Rev. Series 2002 G1, 1.124% 11/1/17 (a)	165,000	165,292
New York Thruway Auth. Gen. Rev.:
Series 2007 H, 4% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	65,000	68,561
Series II, 5% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	665,000	686,233
New York Trans. Dev. Corp. (Term. One Group Assoc. L.P. Proj.) Series 2015, 5% 1/1/18 (b)	2,000,000	2,138,260
Rochester Gen. Oblig. Series 2012 I, 4% 8/15/16	200,000	202,514

TOTAL NEW YORK		4,930,894

North Carolina - 0.9%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev.:
Series 2007 A:
5% 1/15/18	420,000	434,784
5% 1/15/19	125,000	129,430
Series 2009 A, 4% 1/15/17	150,000	153,974
Series 2011 A, 3% 1/15/17	100,000	101,875
Series 2012 A, 5% 1/15/17	100,000	103,424
5% 1/15/17	350,000	361,984
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 1991 A, 6.5% 1/1/18 (Escrowed to Maturity)	50,000	54,792
Series 2008 A, 5.25% 1/1/19 (Pre-Refunded to 1/1/18 @ 100)	605,000	652,160
Series 2009 A, 5% 1/1/18 (Escrowed to Maturity)	125,000	134,091
North Carolina Med. Care Cmnty. Health Series 2010, 3% 11/15/16	115,000	116,659
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 2012 A, 5% 1/1/17	660,000	681,074
4% 1/1/18	340,000	358,625
Raleigh Durham Arpt. Auth. Arpt. Rev.:
Series 2007, 5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	190,000	198,252
Series 2010 A, 5% 5/1/17	200,000	209,170
Univ. of North Carolina at Chapel Hill Rev. Bonds Series 2012 B, 1.044%, tender 12/1/17 (a)	550,000	548,125

TOTAL NORTH CAROLINA		4,238,419

Ohio - 1.3%
Cleveland Ctfs. of Prtn. (Cleveland Stadium Proj.) Series 2010 A, 5% 11/15/17	200,000	212,852
Cleveland State Univ. Gen. Receipts Series 2012, 4% 6/1/17	150,000	155,544
Franklin County Hosp. Facilities Rev. (Nationwide Children's Hosp. Proj.) Series 2012 A, 5% 11/1/16	100,000	102,550
Franklin County Hosp. Rev. Bonds:
(U.S. Health Corp. of Columbus Proj.) Series 2011 B, 5%, tender 7/12/17 (a)	1,075,000	1,133,588
Series 2011 D, 4%, tender 8/1/16 (a)	135,000	136,478
Hamilton County Health Care Facilities Rev. 5% 6/1/17	65,000	67,909
Kent State Univ. Revs.:
Series 2009 B:
5% 5/1/17 (Assured Guaranty Corp. Insured)	60,000	62,678
5% 5/1/18 (Assured Guaranty Corp. Insured)	310,000	335,299
Series 2014 A, 3% 5/1/16	275,000	275,545
Lucas County Hosp. Rev. Series 2011 D, 3% 11/15/16	220,000	222,999
Middleburg Heights Hosp. Rev. Series 2012 A, 3% 8/1/16	150,000	151,112
Ohio Bldg. Auth. (Juvenille Correctional Bldg. Fund Projs.) Series 2007 A, 5.5% 4/1/16 (FSA Insured)	350,000	350,000
Ohio Higher Edl. Facility Commission Rev.:
(Univ. of Dayton 2009 Proj.) 5% 12/1/17	155,000	165,472
Series 2010 A, 5% 1/15/18	360,000	385,636
5% 12/1/16	210,000	215,865
Ohio Hosp. Rev.:
Series 2012 A, 5% 1/15/17	430,000	444,074
Series 2013 A, 5% 1/15/17	565,000	583,492
Univ. of Akron Gen. Receipts Series 2010 A, 5% 1/1/19 (FSA Insured)	480,000	531,461
Univ. of Cincinnati Gen. Receipts Series 2012, 4% 6/1/16	440,000	442,446

TOTAL OHIO		5,975,000

Oklahoma - 0.1%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Series 2008 C, 5% 8/15/16 (Escrowed to Maturity)	265,000	269,343
Tulsa County Indl. Auth. Health Care Rev. Series 2006, 5% 12/15/16	200,000	206,102

TOTAL OKLAHOMA		475,445

Oregon - 0.2%
Oregon Facilities Auth. Rev. (Legacy Health Proj.):
Series 2011 A, 5.25% 5/1/19	100,000	112,470
Series 2012 A, 5% 5/1/17	415,000	433,526
Port of Portland Arpt. Rev. 5% 7/1/18 (b)	80,000	86,638
Portland Swr. Sys. Rev. Series 2013 A, 5% 8/1/16	175,000	177,480

TOTAL OREGON		810,114

Pennsylvania - 5.0%
Allegheny County Arpt. Auth. Rev.:
Series 2007 B:
5% 1/1/17 (FSA Insured)	560,000	577,371
5% 1/1/18 (FSA Insured)	1,150,000	1,227,844
Series 2010 A, 5% 1/1/17 (FSA Insured) (b)	465,000	479,071
Series B, 5% 1/1/19 (FSA Insured)	215,000	229,669
5% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	1,245,000	1,282,213
5% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	210,000	223,650
Allegheny County Hosp. Dev. Auth. Rev.:
Series 2008 A, 5% 9/1/17	180,000	190,674
Series 2010 A:
5% 5/15/16	120,000	120,664
5% 5/15/18	140,000	152,068
Bucks Co. Indl. Dev. Auth. Solid Waste Rev. Bonds 1.375%, tender 2/1/17 (a)	350,000	350,641
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds 0.9%, tender 9/1/17 (a)	1,105,000	1,102,845
Monroeville Fin. Auth. UPMC Rev.:
Series 2012:
4% 2/15/17	230,000	236,624
4% 2/15/18	160,000	169,194
Series 2014 B, 3% 2/1/19	195,000	205,713
Montgomery County Indl. Dev. 4% 10/1/17	500,000	523,710
Montgomery County Higher Ed. & Health Auth. Hosp. Rev.:
(Abington Memorial Hosp. Proj.) Series 2009 A, 5% 6/1/17	75,000	78,553
Series 2009 A, 5% 6/1/18	130,000	140,364
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. Series 2014 A:
4% 2/1/17	350,000	359,625
4% 2/1/18	275,000	290,474
4% 2/1/19	100,000	108,268
Pennsylvania Gen. Oblig.:
Series 2006, 4% 9/1/17	300,000	304,308
Series 2007 A, 5% 11/1/17	150,000	159,822
Series 2008:
5% 5/15/17	1,000,000	1,046,700
5% 2/15/18	165,000	177,456
Series 2009 1, 5% 3/15/18	120,000	129,413
Series 2011, 5% 7/1/18	225,000	244,820
Series 2012, 5% 6/1/18	300,000	325,524
Series 2013, 5% 4/1/17	250,000	260,500
Series 2014, 5% 7/1/18	235,000	255,701
Series 2015, 5% 3/15/18	875,000	943,635
4% 9/1/16	350,000	354,813
4% 9/1/19	250,000	253,283
5% 3/1/17	380,000	394,653
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Series 2006 1, 5% 4/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	475,000	475,000
Series 2010 1, 5% 4/1/18	255,000	274,773
Series 2010 E:
5% 5/15/18	360,000	391,032
5% 5/15/19	610,000	683,353
Series 2012 1, 4% 4/1/16	260,000	260,000
Series 2012, 4% 4/1/18	200,000	211,582
5% 4/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	80,000	80,000
5% 4/1/17 (Pre-Refunded to 4/1/16 @ 100)	65,000	65,000
Philadelphia Arpt. Rev.:
Series 2007 B, 5% 6/15/17 (FSA Insured) (b)	2,325,000	2,435,391
Series 2010 A, 4% 6/15/16	105,000	105,681
Series 2010 C, 5% 6/15/18 (b)	445,000	481,913
Series 2010 D, 5% 6/15/16 (b)	1,050,000	1,058,757
Series 2011 A, 5% 6/15/18 (b)	200,000	216,590
Series 2015 A, 5% 6/15/19 (b)	1,195,000	1,331,696
Philadelphia Gas Works Rev. Eighth Series A, 5% 8/1/16	100,000	101,403
Philadelphia Hospitals & Higher Ed. Facilities Auth. Hosp. Rev. (The Children's Hosp. of Philadelphia Proj.) Series 2007 A, 4.25% 7/1/16	250,000	251,960
Southcentral Pennsylvania Gen. Auth. Rev. Series 2014 A, 4% 6/1/16	175,000	175,973
Southeastern Pennsylvania Trans. Auth. Rev. Series 2010, 4% 3/1/17	1,225,000	1,260,746

TOTAL PENNSYLVANIA		22,760,713

South Carolina - 0.5%
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015, 5% 12/1/18	1,075,000	1,172,868
South Carolina Pub. Svc. Auth. Rev.:
Series 2006 C:
5% 1/1/17 (Escrowed to Maturity)	135,000	139,351
5% 1/1/18 (FSA Insured)	125,000	129,039
Series 2007 A, 5% 1/1/18 (Pre-Refunded to 1/1/17 @ 100)	90,000	92,901
Series 2010 B, 5% 1/1/18	195,000	208,796
Series 2015 A, 5% 1/1/19 (FSA Insured)	325,000	335,475

TOTAL SOUTH CAROLINA		2,078,430

Tennessee - 0.0%
Jackson Hosp. Rev.:
5.5% 4/1/16	50,000	50,000
5.5% 4/1/16 (Escrowed to Maturity)	140,000	140,000
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2011 A1, 5% 7/1/17 (b)	30,000	31,390

TOTAL TENNESSEE		221,390

Texas - 4.4%
Brownsville Util. Sys. Rev. Series 2015:
5% 9/1/17	150,000	158,808
5% 9/1/18	1,000,000	1,092,580
Corpus Christi Util. Sys. Rev.:
Bonds Series 2015 B, 2%, tender 7/15/17 (a)	3,665,000	3,695,310
Series 2012, 3% 7/15/16	200,000	201,334
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A:
4% 11/1/17	200,000	210,076
5% 11/1/16	335,000	343,445
Series 2013 D, 5% 11/1/16	325,000	333,193
Series 2013 E, 5% 11/1/17 (b)	165,000	175,482
Series 2014 A:
3% 11/1/16 (b)	180,000	182,380
3% 11/1/17 (b)	185,000	190,992
Series 2014 D, 5% 11/1/16 (b)	250,000	256,158
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
(Texas Children's Hosp. Proj.) Series 2010, 5% 10/1/16	110,000	112,371
Series 2013 A:
4% 12/1/16	770,000	786,486
4% 12/1/18	395,000	424,356
5% 12/1/17	375,000	400,399
Harris County Health Facilities Dev. Corp. Rev.:
Series 2005 A5, 5% 7/1/16 (FSA Insured)	1,050,000	1,060,542
Series 2005 A6, 5% 7/1/16 (FSA Insured)	695,000	701,978
Houston Arpt. Sys. Rev.:
Series 2007 B, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	225,000	227,275
Series 2011 A:
5% 7/1/18 (b)	100,000	108,391
5% 7/1/19 (b)	685,000	764,426
Series 2012 A, 5% 7/1/18 (b)	90,000	97,552
5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	600,000	630,846
Houston Cmnty. College Sys. Rev. Series 2011, 5% 2/15/18	80,000	86,287
Houston Gen. Oblig. Series 2014, 5% 3/1/19	300,000	333,090
Houston Util. Sys. Rev. Bonds 1.15%, tender 6/1/17 (a)	775,000	774,822
Lower Colorado River Auth. Rev.:
(LCRA Transmision Corp. Proj.) Series 2011 B, 5% 5/15/16	215,000	216,176
(LCRA Transmission Svcs. Corp. Proj.) Series 2006 A, 5% 5/15/18	535,000	537,504
Series 2008:
5% 5/15/18	375,000	406,665
5.5% 5/15/19	135,000	147,450
Series 2010 4% 5/15/18	200,000	212,718
Series 2012 B, 5% 5/15/17	100,000	104,567
Series 2012, 3.5% 5/15/16	375,000	376,365
Series 2013, 4% 5/15/16	585,000	587,486
Series 2014, 5% 5/15/18	245,000	265,688
Series 2015 D:
4% 5/15/17	140,000	144,850
5% 5/15/16	400,000	402,188
Series 2015, 4% 5/15/17	190,000	196,582
5% 5/15/16	795,000	799,349
5% 5/15/17	165,000	172,536
5% 5/15/19	495,000	554,202
San Antonio Elec. & Gas Sys. Rev. Series 2006 B, 5% 2/1/18	100,000	103,746
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2009, 5% 10/1/17	60,000	63,787
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
Series 2011 A, 5% 11/15/16	200,000	205,234
Series 2014, 5% 12/1/16	125,000	128,600
Texas Gen. Oblig. Series 2010 B, 5% 8/1/16	150,000	152,150
Texas Muni. Pwr. Agcy. Rev.:
Series 2010, 5% 9/1/16	200,000	203,434
0% 9/1/16	535,000	533,679

TOTAL TEXAS		19,863,535

Utah - 0.1%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series 2007 A, 5% 7/1/16	240,000	242,503
Virginia - 0.3%
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds Series 2008 A, 1.75%, tender 5/16/19 (a)	1,500,000	1,523,295
Washington - 1.2%
Chelan County Pub. Util. District #1 Rev. Series 2011 B, 5% 7/1/18 (b)	100,000	108,252
Energy Northwest Elec. Rev. Series 2010 A, 4% 7/1/16	285,000	287,368
Energy Northwest Wind Proj. Rev. Series 2014, 5% 7/1/16	160,000	161,602
Port of Seattle Rev.:
Series 2010 A, 4% 6/1/16	225,000	226,233
Series 2010 B, 5% 6/1/16	150,000	151,059
Series 2010 C:
5% 2/1/17 (b)	185,000	191,212
5% 2/1/18 (b)	840,000	900,035
Series 2012 A:
4% 8/1/17	100,000	104,186
5% 8/1/16	850,000	861,620
Series 2012 B, 4% 8/1/17 (b)	115,000	119,659
Washington Ctfs. of Prtn. Series 2013 D, 4% 7/1/17	240,000	249,689
Washington Gen. Oblig.:
Series 2000 S5, 0% 1/1/17	200,000	198,956
Series 2004 C, 0% 6/1/18	210,000	205,798
Series S5, 0% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	815,000	802,237
Washington Health Care Facilities Auth. Rev.:
Series 2011 B, 5% 10/1/16	150,000	153,225
Series 2014, 5% 3/1/18	225,000	241,943
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev.:
Series 1989 B, 7.125% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	525,000	533,510
Series 1993 C, 0% 7/1/18	100,000	97,900

TOTAL WASHINGTON		5,594,484

West Virginia - 0.2%
West Virginia Econ. Dev. Auth. Poll. Cont. Rev. (Appalacian Pwr. Co. - Amos Proj.) Series 2008 D, 3.25% 5/1/19	250,000	260,585
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds:
Series 2011 A, 2.25%, tender 9/1/16 (a)(b)	275,000	276,117
1.9%, tender 4/1/19 (a)	500,000	502,465

TOTAL WEST VIRGINIA		1,039,167

Wisconsin - 1.0%
Milwaukee County Arpt. Rev.:
Series 2005 A, 5.25% 12/1/16 (FSA Insured) (b)	480,000	494,030
Series 2007 A, 5% 12/1/17 (b)	200,000	205,560
Series 2010 B, 5% 12/1/16 (b)	550,000	565,180
Wisconsin Health & Edl. Facilities:
Bonds Series 2013 B, 4%, tender 5/30/19 (a)	520,000	565,750
Series 2013 A, 5% 11/15/18	160,000	176,715
4% 12/15/16	250,000	255,755
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Aurora Health Care, Inc. Proj.) Series 2010 A, 5% 4/15/17	55,000	57,377
Bonds Series 2009 B, 5.125%, tender 8/15/16 (a)	365,000	370,530
Series 2012 A, 5% 7/15/16	500,000	505,965
Series 2012 B:
5% 8/15/16	335,000	340,122
5% 8/15/18	500,000	547,410
5% 10/1/16	335,000	342,002

TOTAL WISCONSIN		4,426,396

TOTAL MUNICIPAL BONDS
(Cost $288,154,203)		288,486,798

Municipal Notes - 38.6%
Alabama - 0.7%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.83% 4/7/16, VRDN (a)(b)	2,903,000	$2,903,000
Mobile County Board of School Commissioners TAN Series 2016 A, 2% 3/1/17	350,000	353,430

TOTAL ALABAMA		3,256,430

Arkansas - 1.3%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2002, 0.8% 4/7/16, VRDN (a)(b)	5,900,000	5,900,000
Connecticut - 0.1%
New London BAN Series 2016, 2% 3/23/17	500,000	504,555
Delaware - 4.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1994, 0.8% 4/1/16, VRDN (a)(b)	18,600,000	18,599,958
Florida - 0.4%
Sarasota County Indl. Dev. Rev. (Tervis Tumbler Co. Proj.) Series 2004, 0.78% 4/7/16, LOC Bank of America NA, VRDN (a)(b)	1,920,000	1,920,000
Georgia - 1.7%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.):
Eighth Series 1994, 0.47% 4/1/16, VRDN (a)	900,000	900,000
First Series 2009, 0.53% 4/1/16, VRDN (a)	6,900,000	6,900,000

TOTAL GEORGIA		7,800,000

Idaho - 0.3%
Deutsche Spears/Lifers Trust Participating VRDN Series DB 1102, 0.72% 4/7/16 (Liquidity Facility Deutsche Bank AG) (a)(e)	1,500,000	1,500,000
Illinois - 7.0%
Chicago Metropolitan Wtr. Reclamation District of Greater Chicago Participating VRDN Series Putters 4360, 0.74% 4/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,000,000	5,000,000
Chicago Park District Gen. Oblig. Participating VRDN Series ROC II R 11935, 0.9% 4/7/16 (Liquidity Facility Citibank NA) (a)(e)	9,375,000	9,375,000
Cook County Gen. Oblig. Participating VRDN Series 2015 XF0124, 0.8% 4/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,000,000	5,000,000
Tender Option Bond Trust Receipts Participating VRDN Series DB 15 XF1006, 0.71% 4/7/16 (Liquidity Facility Deutsche Bank AG) (a)(e)	5,390,000	5,390,000
Univ. of Illinois Board of Trustees Ctfs. of Prtn. (Util. Infrastructure Projs.) Series 2004, 1% 4/7/16 (Liquidity Facility BMO Harris Bank NA), VRDN (a)	6,925,000	6,925,000

TOTAL ILLINOIS		31,690,000

Indiana - 0.4%
Allen County Econ. Dev. Rev. (DeBrand, Inc. Proj.) 0.93% 4/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	600,000	600,000
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.) Series 2003 B, 0.6% 4/7/16, VRDN (a)(b)	1,380,000	1,380,000

TOTAL INDIANA		1,980,000

Kentucky - 0.1%
Bardstown Indl. Rev. (JAV Invt. LLC Proj.) Series 2001, 0.93% 4/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	300,000	300,000
Kentucky Pub. Trans. BAN Series 2013 A, 5% 7/1/17	300,000	313,440

TOTAL KENTUCKY		613,440

Louisiana - 5.0%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.8% 4/7/16, VRDN (a)	7,000,000	7,000,000
Series 2010 B1, 0.6% 4/7/16, VRDN (a)	15,660,000	15,660,000

TOTAL LOUISIANA		22,660,000

Maryland - 1.6%
Anne Arundel County Econ. Dev. Rev. 0.68% 4/1/16, LOC Manufacturers & Traders Trust Co., VRDN (a)(b)	4,475,000	4,475,000
Maryland Health & Higher Edl. Facilities Auth. Rev. Series 1995, 0.55% 4/7/16 (Liquidity Facility Manufacturers & Traders Trust Co.), VRDN (a)	2,815,000	2,815,000

TOTAL MARYLAND		7,290,000

Michigan - 0.5%
Lowell Mich Ltd. Oblig. Indl. Dev. (Litehouse, Inc. Proj.) Series 2003, 0.82% 4/7/16, LOC Fifth Third Bank, Cincinnati, VRDN (a)(b)	965,000	965,000
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Crest Industries, Inc. Proj.) Series 2000 A, 0.93% 4/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	460,000	460,000
(Press-Way, Inc. Proj.) Series 1998, 0.75% 4/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	1,000,000	1,000,000

TOTAL MICHIGAN		2,425,000

Nevada - 0.5%
Clark County Arpt. Rev. Participating VRDN Series ROC II R 11823, 0.7% 4/7/16 (Liquidity Facility Citibank NA) (a)(e)	2,000,000	2,000,000
New Jersey - 0.5%
Jersey City Gen. Oblig. BAN 1% 12/9/16	350,000	350,210
New Jersey Health Care Facilities Fing. Auth. Rev. Participating VRDN Series Floaters 3018, 0.79% 4/7/16 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)	1,750,725	1,750,725

TOTAL NEW JERSEY		2,100,935

New York - 1.9%
Binghamton Gen. Oblig. BAN Series 2015 B, 2% 11/18/16	1,000,000	1,006,600
Nassau County Indl. Dev. Agcy. Indl. Dev. Rev. (Rubies Costume Co. Proj.) Series 1999, 0.7% 4/7/16, LOC Bank of America NA, VRDN (a)	760,000	760,000
Rensselaer County Indl. Dev. Auth. Civic Facilities Rev. (Rensselaer Polytechnic Institute Proj.) Series 1997 A, 0.84% 4/7/16, VRDN (a)	5,715,000	5,715,000
Ulster County Indl. Dev. Agcy. I (Selux Corp. Proj.) Series A:
0.78% 4/7/16, LOC Manufacturers & Traders Trust Co., VRDN (a)(b)	335,000	335,000
0.78% 4/7/16, LOC Manufacturers & Traders Trust Co., VRDN (a)(b)	525,000	525,000

TOTAL NEW YORK		8,341,600

Non-State Specific - 1.1%
Deutsche Spears/Lifers Trust Participating VRDN Series DB 1115, 0.71% 4/7/16 (Liquidity Facility Deutsche Bank AG) (a)(e)	5,000,000	5,000,000
North Carolina - 4.2%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth.:
(Nucor Corp. Proj.) Series 2000 A, 0.8% 4/7/16, VRDN (a)(b)	14,800,000	14,800,000
Series 2000 B, 0.7% 4/7/16, VRDN (a)(b)	4,400,000	4,400,000

TOTAL NORTH CAROLINA		19,200,000

Ohio - 0.0%
Franklin County Indl. Dev. Rev. (Girl Scout Council Proj.) 0.85% 4/7/16, LOC PNC Bank NA, VRDN (a)	70,000	70,000
South Carolina - 0.1%
Berkeley County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1995, 0.83% 4/7/16, VRDN (a)(b)	600,000	600,000
Texas - 6.7%
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2004, 0.71% 4/7/16, VRDN (a)(b)	9,230,000	9,230,000
Series 2009 C, 0.55% 4/1/16, VRDN (a)	1,100,000	1,100,000
Series 2010 C, 0.55% 4/1/16, VRDN (a)	4,500,000	4,500,000
Series 2010 D:
0.55% 4/1/16, VRDN (a)	6,300,000	6,300,000
0.55% 4/1/16, VRDN (a)	9,350,000	9,350,000

TOTAL TEXAS		30,480,000

Wisconsin - 0.4%
Baraboo Indl. Dev. Rev. (Teel Plastics, Inc. Proj.) Series 2007, 0.68% 4/7/16, LOC BMO Harris Bank NA, VRDN (a)(b)	985,000	985,000
Kimberly Dev. Rev. (Fox Cities YMCA Proj.) Series 2002, 0.81% 4/7/16, LOC BMO Harris Bank NA, VRDN (a)	200,000	200,000
River Falls Indl. Dev. Rev. 0.83% 4/7/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	460,000	460,000

TOTAL WISCONSIN		1,645,000

TOTAL MUNICIPAL NOTES
(Cost $175,577,302)		175,576,918
TOTAL INVESTMENT PORTFOLIO - 102.1%
(Cost $463,731,505)		464,063,716
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(9,714,927)
NET ASSETS - 100%		$454,348,789

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

TAN – TAX ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $399,768 or 0.1% of net assets.

 (e) Provides evidence of ownership in one or more underlying municipal bonds.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Other Information

Income Tax Information

At March 31, 2016, the cost of investment securities for income tax purposes was $463,728,039. Net unrealized appreciation aggregated $335,677, of which $551,905 related to appreciated investment securities and $216,228 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Limited Term Municipal Income Fund

March 31, 2016

STM-QTLY-0516
1.814658.111

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 92.4%
	Principal Amount (000s)	Value (000s)
Alabama - 0.4%
Mobile County Board of School Commissioners:
Series 2016 A:	$	$
5% 3/1/22	600	710
5% 3/1/23	850	1,023
5% 3/1/24	1,250	1,520
5% 3/1/25	1,250	1,536
Series 2016 B:
5% 3/1/22	1,000	1,181
5% 3/1/24	1,000	1,212
5% 3/1/25	1,500	1,837
Montgomery Med. Clinic Facilities:
5% 3/1/20	2,890	3,233
5% 3/1/25	1,500	1,751

TOTAL ALABAMA		14,003

Alaska - 0.6%
Anchorage Gen. Oblig.:
Series A:
5% 9/1/20	1,090	1,267
5% 9/1/22	1,200	1,453
Series B:
5% 9/1/18	3,685	4,043
5% 9/1/20	2,000	2,325
5% 9/1/22	1,425	1,726
Series C:
5% 9/1/18	1,000	1,097
5% 9/1/19	2,150	2,433
5% 9/1/20	1,260	1,465
5% 9/1/22	1,000	1,211
Series D:
5% 9/1/19	3,895	4,408
5% 9/1/20	2,000	2,325

TOTAL ALASKA		23,753

Arizona - 1.8%
Arizona Ctfs. of Prtn. Series 2010 A, 5% 10/1/16 (FSA Insured)	13,000	13,275
Arizona Health Facilities Auth. Rev. (Scottsdale Lincoln Hospitals Proj.) Series 2014 A:
5% 12/1/18	500	550
5% 12/1/19	615	696
5% 12/1/20	820	951
5% 12/1/21	1,105	1,308
5% 12/1/22	800	962
5% 12/1/23	1,000	1,220
5% 12/1/24	1,500	1,851
Arizona School Facilities Board Ctfs. of Prtn. Series 2008, 5.5% 9/1/16	1,385	1,412
Arizona Wtr. Infrastructure Fin. Auth. Rev. Series 2009 A:
5% 10/1/18	1,000	1,103
5% 10/1/20 (Pre-Refunded to 10/1/19 @ 100)	5,180	5,896
Glendale Gen. Oblig. Series 2015:
4% 7/1/19 (FSA Insured)	600	648
5% 7/1/22 (FSA Insured)	1,000	1,182
Glendale Trans. Excise Tax Rev.:
5% 7/1/21 (FSA Insured)	750	881
5% 7/1/22 (FSA Insured)	1,170	1,396
5% 7/1/23 (FSA Insured)	1,395	1,689
Maricopa County Mesa Unified School District # 4 Series 2016, 4% 7/1/18	1,325	1,415
Maricopa County School District #28 Kyrene Elementary Series 2010 B:
4% 7/1/19	900	987
4% 7/1/20	1,360	1,523
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2009 B, 5% 7/1/16	5,090	5,143
Pima County Ctfs. of Prtn. Series 2014:
5% 12/1/21	2,210	2,619
5% 12/1/22	2,470	2,970
5% 12/1/23	3,425	4,189
Pima County Swr. Sys. Rev.:
Series 2011 B, 5% 7/1/19	3,225	3,635
Series 2012 A:
5% 7/1/18	825	901
5% 7/1/19	1,550	1,747
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2009 A, 5% 1/1/26	500	553
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011:
5% 7/1/16 (Escrowed to Maturity)	3,055	3,088
5% 7/1/17 (Escrowed to Maturity)	3,315	3,490
5% 7/1/18 (Escrowed to Maturity)	3,365	3,675

TOTAL ARIZONA		70,955

California - 5.9%
Alameda Corridor Trans. Auth. Rev.:
Series 2004 A, 0% 10/1/19	3,600	3,338
Series 2013 A, 5% 10/1/22	2,190	2,652
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds 1.5%, tender 4/2/18 (a)	5,200	5,247
California Gen. Oblig.:
Bonds 3%, tender 12/1/19 (a)	15,600	16,567
5% 9/1/20	20,000	23,392
California Health Facilities Fing. Auth. Rev. Bonds (Children's Hosp. of Orange County Proj.) Series 2012 A, 2.2%, tender 7/1/17 (a)	4,000	4,024
California Infrastructure and Econ. Dev. Bank Rev. Bonds Series 2013 A1, 0.68%, tender 4/1/16 (a)	17,000	17,000
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010 A, 0.65%, tender 5/2/16 (a)(b)(c)	19,150	19,145
California Pub. Works Board Lease Rev.:
(Dept. of Corrections & Rehab. Proj.) Series 2011 C, 5% 10/1/18	1,750	1,928
(Riverside Campus Proj.) Series 2012 H, 5% 4/1/22	1,000	1,204
(Univ. Proj.) Series 2011 B:
5% 10/1/18	2,740	3,019
5% 10/1/19	1,490	1,695
(Various Cap. Projs.):
Series 2011 A:
5% 10/1/18	6,475	7,134
5% 10/1/19	5,000	5,686
5% 10/1/20	2,525	2,949
Series 2012 A, 5% 4/1/21	1,000	1,181
Series 2012 G, 5% 11/1/22	1,250	1,519
(Various Judicial Council Projects) Series 2011 D, 5% 12/1/19	4,100	4,686
Series 2009 J, 5% 11/1/17	2,300	2,453
Series 2010 A, 5% 3/1/17	5,405	5,622
California Statewide Cmntys. Dev. Auth. Rev. Bonds:
Series 2002 C, 5%, tender 5/1/17 (a)	4,000	4,179
Series 2009 E2, 5%, tender 5/1/17 (a)	2,050	2,142
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2013 A, 4% 6/1/21	3,500	3,972
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2013 A, 5% 7/1/19	4,400	4,982
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Series 2010 A, 5% 8/1/17	5,000	5,285
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C:
4.625% 3/1/18	1,500	1,607
5% 3/1/19	2,935	3,277
Los Angeles Unified School District Ctfs. of Prtn. (Multiple Properties Proj.) Series 2010 A:
5% 12/1/16	2,025	2,085
5% 12/1/17	9,790	10,455
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. (Refing. Proj.) Series 2009, 5% 8/1/17 (FSA Insured)	2,130	2,247
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 2010 A, 5% 7/1/18	2,000	2,179
Oakland Unified School District Alameda County Series 2013, 5.5% 8/1/23	1,000	1,208
Port of Oakland Rev. Series 2012 P, 5% 5/1/21 (c)	2,500	2,930
Rancho Cucamonga Redev. Agcy. (Rancho Redev. Proj.):
5% 9/1/23 (FSA Insured)	1,350	1,655
5% 9/1/24 (FSA Insured)	2,300	2,853
Riverside County Asset Leasing Rev. (Riverside Cap. Proj.) Series 2012 A:
4% 6/1/17	1,750	1,814
5% 6/1/17	3,700	3,878
5% 6/1/18	6,470	7,015
Sacramento Muni. Util. District Elec. Rev. Series 2011 X, 5% 8/15/21	4,000	4,789
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A:
5% 8/1/16	5,450	5,526
5% 8/1/18	8,000	8,629
San Diego Cmnty. College District Series 2007, 0% 8/1/16 (FSA Insured)	1,160	1,157
San Pablo Calif Redev. Agcy. Series 2014 A, 5% 6/15/24 (FSA Insured)	1,380	1,704
State Ctr. Cmnty. College District Series 2007 A, 5% 8/1/26 (Pre-Refunded to 8/1/17 @ 100)	9,480	10,026
Stockton Unified School District Gen. Oblig. 5% 7/1/18 (FSA Insured)	1,035	1,130

TOTAL CALIFORNIA		227,165

Colorado - 0.6%
Colorado Health Facilities Auth. Rev. Bonds Series 2008 D3, 5%, tender 11/12/21 (a)	5,285	6,127
Colorado Reg'l. Trans. District Ctfs. of Prtn.:
Series 2013 A, 5% 6/1/23	4,500	5,442
Series 2014 A, 5% 6/1/23	3,860	4,686
E-470 Pub. Hwy. Auth. Rev.:
Series 2008 D1, 5.25% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,360	2,404
Series 2015 A:
5% 9/1/19	1,000	1,123
5% 9/1/20	1,000	1,151
Univ. of Colorado Enterprise Sys. Rev. Series 2009 A, 5% 6/1/17	500	525

TOTAL COLORADO		21,458

Connecticut - 2.9%
Connecticut Gen. Oblig.:
Series 2005 B, 5.25% 6/1/17 (AMBAC Insured)	1,985	2,088
Series 2009 B, 5% 3/1/18	3,470	3,735
Series 2012 C, 5% 6/1/21	23,420	27,358
Series 2013 A, 0.74% 3/1/17 (a)	1,400	1,401
Series 2014 C, 5% 12/15/16	16,070	16,565
Series 2014 D, 2% 6/15/16	3,400	3,410
Series 2015 E, 5% 8/1/17	26,395	27,872
Series 2016 A, 4% 3/15/18	13,900	14,718
Connecticut Health & Edl. Facilities Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 1998 B, 1.55%, tender 2/1/17 (a)	2,715	2,733
Connecticut Hsg. Fin. Auth. Series 2013 B2, 4% 11/15/32	6,650	7,061
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 2011 A, 5% 12/1/18	5,575	6,167

TOTAL CONNECTICUT		113,108

Delaware, New Jersey - 0.1%
Delaware River & Bay Auth. Rev. Series 2014 C:
5% 1/1/20	2,500	2,841
5% 1/1/21	2,000	2,324

TOTAL DELAWARE, NEW JERSEY		5,165

District Of Columbia - 0.3%
District of Columbia Gen. Oblig. Series 2007 B, 5% 6/1/16 (AMBAC Insured)	3,555	3,581
District of Columbia Univ. Rev. Bonds (Georgetown Univ. Proj.) Series 2001 B, 4.7%, tender 4/1/18 (a)	8,500	9,041

TOTAL DISTRICT OF COLUMBIA		12,622

Florida - 11.5%
Brevard County School Board Ctfs. of Prtn.:
Series 2014, 5% 7/1/21	1,000	1,177
Series 2015 C:
5% 7/1/21	650	765
5% 7/1/22	3,725	4,447
5% 7/1/23	3,000	3,631
Broward County Arpt. Sys. Rev.:
Series 2012 Q1, 5% 10/1/21	1,000	1,185
Series A:
5% 10/1/22 (c)	3,000	3,571
5% 10/1/23 (c)	4,020	4,833
Broward County School Board Ctfs. of Prtn.:
Series 2012 A:
5% 7/1/19	7,000	7,883
5% 7/1/20	15,070	17,409
Series 2015 A:
5% 7/1/19	2,000	2,252
5% 7/1/20	4,000	4,621
5% 7/1/21	4,500	5,306
5% 7/1/22	3,500	4,199
5% 7/1/23	2,750	3,347
5% 7/1/24	1,320	1,625
Series 2015 B:
5% 7/1/19	2,000	2,252
5% 7/1/20	3,000	3,466
5% 7/1/21	6,235	7,351
5% 7/1/22	1,275	1,530
5% 7/1/23	2,750	3,347
5% 7/1/24	1,145	1,410
Series A, 5.25% 7/1/17 (AMBAC Insured)	7,015	7,405
Citizens Property Ins. Corp.:
Series 2009 A1, 6% 6/1/17	1,275	1,351
Series 2012 A1, 5% 6/1/17	15,295	16,029
Clearwater Wtr. and Swr. Rev. Series 2011:
4% 12/1/16	1,265	1,293
5% 12/1/17	1,685	1,804
5% 12/1/18	685	756
5% 12/1/19	1,820	2,069
5% 12/1/20	1,000	1,165
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011:
5% 10/1/16	1,530	1,562
5% 10/1/17	1,455	1,544
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/20	8,600	9,981
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2009 C:
5% 6/1/16	3,000	3,022
5% 6/1/20	3,625	4,113
Series 2012 C, 5% 6/1/16	3,585	3,611
Florida Dept. of Envir. Protection Rev. Series 2012 A, 5% 7/1/19	15,800	17,820
Florida Dev. Fin. Corp. Healthcare Facility Rev. (Univ. Health Proj.) Series 2013 A:
5% 2/1/17	700	718
5% 2/1/18	1,790	1,879
5% 2/1/19	1,450	1,552
5% 2/1/20	2,025	2,197
Florida Gen. Oblig. Series 2015 A, 4% 7/1/17	17,295	18,017
Florida Mid-Bay Bridge Auth. Rev. Series 2015 A:
5% 10/1/21	1,030	1,195
5% 10/1/22	2,000	2,354
5% 10/1/23	1,270	1,507
5% 10/1/24	2,000	2,385
5% 10/1/25	1,750	2,096
5% 10/1/26	2,000	2,374
Florida Muni. Pwr. Agcy. Rev. (Stanton II Proj.) Series 2012 A, 5% 10/1/18	2,850	3,139
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series 2011 C:
5% 10/1/19	1,705	1,929
5% 10/1/20	1,000	1,162
Halifax Hosp. Med. Ctr. Rev. 5% 6/1/23	1,325	1,581
Hillsborough County School Board Ctfs. of Prtn. Series 2015 A, 4% 7/1/17	1,500	1,561
Indian River County School Board Ctfs. of Prtn. Series 2014:
5% 7/1/20	935	1,080
5% 7/1/22	2,000	2,398
5% 7/1/23	2,000	2,426
Indian River County Wtr. & Swr. Rev. 5% 9/1/17	1,000	1,061
JEA Wtr. & Swr. Sys. Rev. Series 2010 D, 5% 10/1/21	1,945	2,244
Manatee County Rev. Series 2013:
5% 10/1/19	1,250	1,421
5% 10/1/20	2,000	2,333
5% 10/1/21	2,000	2,384
5% 10/1/22	1,000	1,213
Miami-Dade County Expressway Auth.:
(Waste Mgmt., Inc. of Florida Proj.):
Series 2013, 5% 7/1/19	2,000	2,246
5% 7/1/20	1,000	1,153
5% 7/1/21	2,000	2,360
5% 7/1/22	2,000	2,398
5% 7/1/23	2,000	2,381
Series 2014 A, 5% 7/1/24	625	767
Series 2014 B:
5% 7/1/22	1,500	1,799
5% 7/1/23	3,250	3,948
Miami-Dade County Gen. Oblig. (Parks Prog.) Series 2015 A, 5% 11/1/22	3,880	4,730
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2014 D:
5% 11/1/20	4,875	5,650
5% 11/1/21	6,275	7,419
5% 11/1/22	2,915	3,495
5% 11/1/23	7,650	9,291
Series 2015 A:
5% 5/1/19	1,000	1,117
5% 5/1/20	2,095	2,400
5% 5/1/21	4,000	4,683
5% 5/1/22	3,720	4,425
5% 5/1/23	6,500	7,847
Series 2015 B, 5% 5/1/24	29,560	35,919
Series 2015 D, 5% 2/1/24	14,945	18,104
Series 2016 A, 5% 8/1/27	5,560	6,875
Miami-Dade County School District Series 2015, 5% 3/15/17	3,225	3,356
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/19	1,250	1,406
Orange County Health Facilities Auth.:
(Orlando Health, Inc.) Series 2009, 5% 10/1/16	1,325	1,353
Series 2009, 5.25% 10/1/19	1,245	1,398
Orange County School Board Ctfs. of Prtn. Series 2015 C, 5% 8/1/18	1,500	1,641
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/19	1,000	1,126
Orlando Utils. Commission Util. Sys. Rev.:
Series 2009 C, 5% 10/1/17	1,500	1,597
Series 2010 C, 5% 10/1/17	1,895	2,017
Series 2011 B:
5% 10/1/18	2,250	2,483
5% 10/1/19	2,325	2,650
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2014:
4% 12/1/19	1,000	1,078
5% 12/1/20	880	996
5% 12/1/21	1,100	1,259
Palm Beach County School Board Ctfs. of Prtn.:
Series 2014 B:
4% 8/1/19	4,000	4,375
4% 8/1/21	4,040	4,561
5% 8/1/17	1,170	1,235
5% 8/1/19	3,000	3,379
5% 8/1/21	5,300	6,254
Series 2015 B:
5% 8/1/19	2,735	3,080
5% 8/1/20	1,750	2,021
Pasco County School District Sales Tax Rev. Series 2013:
5% 10/1/18	1,250	1,376
5% 10/1/19	1,100	1,246
5% 10/1/20	1,000	1,163
5% 10/1/21	1,000	1,187
5% 10/1/22	1,000	1,206
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev.:
Series 2011:
5% 10/1/17 (c)	4,465	4,737
5% 10/1/19 (c)	2,025	2,280
5% 10/1/18 (c)	2,745	3,004
Tallahassee Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A, 5% 12/1/21	1,000	1,165
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev.:
Series 2011 B:
5% 10/1/18 (Escrowed to Maturity)	2,440	2,687
5% 10/1/18 (Escrowed to Maturity)	2,260	2,492
Series 2011, 5% 10/1/19	5,590	6,359
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010:
5% 11/15/16	2,500	2,568
5% 11/15/17	1,605	1,716
Tampa Solid Waste Sys. Rev. Series 2010:
5% 10/1/16 (FSA Insured) (c)	6,000	6,125
5% 10/1/17 (FSA Insured) (c)	5,000	5,300
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/20	1,800	2,071
Titusville Wtr. & Swr. Rev. Series 2010, 5% 10/1/17 (Assured Guaranty Corp. Insured)	1,135	1,208
Volusia County School Board Ctfs. of Prtn. (Master Lease Prog.) Series 2014 B:
5% 8/1/18	500	547
5% 8/1/19	310	350

TOTAL FLORIDA		446,397

Georgia - 3.0%
Atlanta Arpt. Rev.:
5% 1/1/22	1,000	1,196
5% 1/1/23	1,000	1,220
5% 1/1/24	1,150	1,424
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2013 A, 2.4%, tender 4/1/20 (a)	12,500	12,812
2.2%, tender 4/2/19 (a)	9,700	9,892
Fulton County Wtr. & Swr. Rev. Series 2011:
5% 1/1/19	4,000	4,441
5% 1/1/20	4,000	4,571
Georgia Gen. Oblig. Series 2014 D, 5% 7/1/16	23,900	24,157
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Combined Cycle Proj.) Series A, 5% 11/1/18	2,000	2,208
(Proj. One):
Series 2008 A, 5.25% 1/1/17 (Berkshire Hathaway Assurance Corp. Insured)	7,925	8,197
Series 2008 D:
5.75% 1/1/19	14,890	16,459
5.75% 1/1/20	3,555	3,929
Series B, 5% 1/1/17	2,750	2,839
Series GG:
5% 1/1/20	675	768
5% 1/1/21	1,670	1,958
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.):
Series 2014 U:
5% 10/1/19	1,500	1,693
5% 10/1/22	1,000	1,199
5% 10/1/23	2,420	2,938
Series R, 5% 10/1/21	5,000	5,901
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.) Series 2009, 2.35%, tender 12/11/20 (a)	4,715	4,827
Private Colleges & Univs. Auth. Rev. (The Savannah College of Arts and Design Projs.) Series 2014, 5% 4/1/21	2,000	2,300
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5% 1/1/18	1,530	1,639

TOTAL GEORGIA		116,568

Hawaii - 0.5%
Hawaii Arpts. Sys. Rev. Series 2011, 5% 7/1/19 (c)	4,000	4,465
Hawaii Gen. Oblig. Series DR, 5% 6/1/16 (Escrowed to Maturity)	2,895	2,915
State of Hawaii Dept. of Trans. Series 2013:
5% 8/1/17 (c)	2,300	2,423
5% 8/1/19 (c)	1,400	1,564
5% 8/1/20 (c)	3,050	3,484
5% 8/1/21 (c)	550	640
5% 8/1/22 (c)	2,075	2,451
5% 8/1/23 (c)	1,435	1,718

TOTAL HAWAII		19,660

Illinois - 8.6%
Chicago Board of Ed.:
Series 1998 B1, 0% 12/1/21 (FGIC Insured)	10,000	7,910
Series 2008 C:
5.25% 12/1/23	7,665	6,694
5.25% 12/1/24	955	825
Series 2009 D:
5% 12/1/17 (Assured Guaranty Corp. Insured)	4,115	4,348
5% 12/1/18 (Assured Guaranty Corp. Insured)	2,335	2,464
Series 2009:
4% 12/1/16	240	245
4% 12/1/16	710	720
Series 2010 F, 5% 12/1/20	760	682
Chicago Gen. Oblig.:
(City Colleges Proj.) Series 1999:
0% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,200	7,022
0% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,819
0% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,805	8,847
0% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	14,755	12,752
Series 2009 A, 5% 1/1/22	1,265	1,295
Series 2012 C, 5% 1/1/23	3,220	3,276
4.5% 1/1/20	1,150	1,176
5% 1/1/23	2,920	2,978
Chicago Metropolitan Wtr. Reclamation District of Greater Chicago:
Series 2014 C, 5% 12/1/17	3,975	4,236
Series 2014 D, 5% 12/1/17	3,425	3,650
Chicago Midway Arpt. Rev.:
Series 2014 B:
5% 1/1/20	625	707
5% 1/1/21	400	463
5% 1/1/23	2,500	2,964
5% 1/1/22	5,000	5,895
5% 1/1/23	5,900	6,994
Chicago Motor Fuel Tax Rev. Series 2013:
5% 1/1/19	250	263
5% 1/1/20	300	320
5% 1/1/21	400	429
5% 1/1/22	300	323
5% 1/1/23	535	578
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2010 D, 5.25% 1/1/17 (c)	1,000	1,032
Series 2011 B, 5% 1/1/18	6,500	6,953
Series 2012 A, 5% 1/1/21	1,400	1,630
Series 2012 B:
4% 1/1/17 (c)	4,100	4,195
5% 1/1/21 (c)	4,605	5,283
Series 2013 B, 5% 1/1/22	4,000	4,721
Series 2013 D, 5% 1/1/22	3,220	3,801
Chicago Park District Gen. Oblig. Series 2014 D:
4% 1/1/17	1,050	1,069
4% 1/1/18	2,255	2,344
Chicago Transit Auth. Cap. Grant Receipts Rev.:
5% 6/1/19 (Assured Guaranty Corp. Insured)	2,085	2,135
5% 6/1/19 (Pre-Refunded to 12/1/16 @ 100)	415	427
Chicago Wastewtr. Transmission Rev. Series 2012:
5% 1/1/19	1,310	1,415
5% 1/1/23	1,200	1,334
Cook County Gen. Oblig.:
Series 2009 C, 5% 11/15/21	8,575	9,376
Series 2010 A, 5.25% 11/15/22	4,960	5,530
Series 2011 A, 5.25% 11/15/22	1,000	1,132
Series 2012 C:
5% 11/15/19	3,200	3,502
5% 11/15/20	7,210	8,024
5% 11/15/21	4,970	5,597
5% 11/15/22	1,250	1,420
Series 2014 A:
5% 11/15/20	1,000	1,113
5% 11/15/21	500	563
5% 11/15/22	1,000	1,136
Cook County Thorton Township High School District #205 5.5% 12/1/16 (Assured Guaranty Corp. Insured)	2,500	2,575
Illinois Edl. Facilities Auth. Rev. Bonds:
(Univ. of Chicago Proj.) Series B2, 1.55%, tender 2/13/30 (a)	10,000	10,071
Series 2001 B3, 0.5%, tender 3/7/17 (a)	6,000	5,997
Illinois Fin. Auth. Rev.:
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5% 5/15/16	2,060	2,070
5% 5/15/17	3,520	3,676
(Provena Health Proj.) Series 2010 A, 5.75% 5/1/19	2,650	2,960
(Rush Univ. Med. Ctr. Proj.) Series 2006 B, 5% 11/1/16 (Escrowed to Maturity)	1,700	1,743
Bonds Series E, 2.25%, tender 4/29/22 (a)	22,930	23,534
Series 2008 D, 6.25% 11/1/28 (Pre-Refunded to 11/1/18 @ 100)	2,065	2,340
Series 2012 A, 5% 5/15/23	1,300	1,524
Series 2012:
5% 9/1/18	1,160	1,250
5% 9/1/19	1,115	1,232
5% 9/1/20	1,470	1,670
5% 9/1/21	2,045	2,371
5% 9/1/22	3,530	4,147
Series 2015 A:
5% 11/15/24	1,525	1,838
5% 11/15/25	1,950	2,370
5% 11/15/26	2,000	2,421
5% 11/15/20	1,650	1,908
5% 11/15/22	500	599
5% 11/15/24	1,955	2,398
Illinois Gen. Oblig.:
Series 2004, 5% 11/1/16	11,000	11,243
Series 2005, 5% 4/1/17 (AMBAC Insured)	8,050	8,075
Series 2007 B, 5% 1/1/17	9,835	10,119
Series 2010, 5% 1/1/21 (FSA Insured)	1,600	1,750
Series 2012:
5% 3/1/19	5,500	5,952
5% 8/1/19	2,660	2,905
5% 8/1/20	6,900	7,635
5% 8/1/21	1,400	1,553
5% 8/1/22	5,800	6,481
Series 2013, 5% 7/1/22	1,265	1,412
Series 2014, 5% 2/1/22	3,000	3,339
Illinois Health Facilities Auth. Rev.:
(Delnor-Cmnty. Hosp. Proj.) Series 2003 A, 5% 5/15/16 (FSA Insured)	2,325	2,338
Series 2003 A, 5% 5/15/17 (FSA Insured)	2,150	2,249
Illinois Sales Tax Rev. Series 2009 B:
4.5% 6/15/16	5,000	5,038
4.5% 6/15/17	6,075	6,339
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series 2006 A2, 5% 1/1/31 (Pre-Refunded to 7/1/16 @ 100)	2,100	2,123
McHenry County Conservation District Gen. Oblig.:
Series 2014:
5% 2/1/19	2,285	2,539
5% 2/1/20	2,275	2,603
Series 2014. 5% 2/1/23	2,225	2,701
Railsplitter Tobacco Settlement Auth. Rev. Series 2010, 5% 6/1/16	1,000	1,007
Will County Cmnty. Unit School District #365-U:
0% 11/1/16 (Escrowed to Maturity)	740	737
0% 11/1/16 (FSA Insured)	2,235	2,220

TOTAL ILLINOIS		333,659

Indiana - 2.4%
Indiana Fin. Auth. Econ. Dev. Rev. Bonds (Republic Svcs., Inc. Proj.) Series A, 0.7%, tender 6/1/16 (a)(c)	4,000	3,998
Indiana Fin. Auth. Hosp. Rev. Series 2013:
5% 8/15/22	700	844
5% 8/15/23	1,000	1,224
Indiana Fin. Auth. Rev.:
Series 2010 A, 5% 2/1/17	2,800	2,902
Series 2012:
5% 3/1/20	650	726
5% 3/1/21	1,225	1,398
Indiana Fin. Auth. Wastewtr. Util. Rev. (CWA Auth. Proj.):
Series 2012 A:
5% 10/1/20	825	955
5% 10/1/22	1,600	1,925
Series 2014 A:
5% 10/1/20	375	434
5% 10/1/21	380	449
5% 10/1/22	675	812
Series 2015 A:
5% 10/1/24	1,495	1,853
5% 10/1/25	1,625	2,010
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (a)	4,000	4,079
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (a)	9,900	9,970
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A:
5% 1/1/19	1,470	1,632
5% 1/1/20	1,250	1,428
Indianapolis Thermal Energy Sys. Series 2010 B:
5% 10/1/16	5,000	5,103
5% 10/1/17	5,000	5,300
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
4% 1/15/19	1,000	1,078
4% 1/15/20	1,345	1,483
4% 1/15/21	1,250	1,394
5% 7/15/19	1,680	1,887
5% 7/15/20	1,170	1,354
5% 7/15/21	1,000	1,174
Purdue Univ. Rev.:
(Student Facilities Sys. Proj.) Series 2009 B:
4% 7/1/17	500	520
5% 7/1/16	500	505
Series Z-1:
5% 7/1/16	1,215	1,228
5% 7/1/17	1,000	1,053
5% 7/1/18	1,500	1,641
Rockport Poll. Cont. Rev. Bonds (Indiana Michigan Pwr. Co. Proj. Series 2009 B, 1.75%, tender 6/1/18 (a)	8,500	8,561
Univ. of Southern Indiana Rev. Series J, 5% 10/1/16 (Assured Guaranty Corp. Insured)	1,165	1,189
Whiting Envir. Facilities Rev. Bonds (BP Products North America, Inc. Proj.) Series 2015, 5%, tender 11/1/22 (a)(c)	20,745	24,033

TOTAL INDIANA		94,142

Kansas - 0.4%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 D, 5% 11/15/16	875	899
Overland Park Sales Tax Spl. Oblig. Rev. Series 2012, 4.375% 12/15/23	3,100	2,809
Wichita Hosp. Facilities Rev.:
(Via Christi Health Sys., Inc. Proj.) Series 2009 III A, 5% 11/15/16 (Escrowed to Maturity)	5,410	5,557
Series 2011 IV A:
5% 11/15/18 (Escrowed to Maturity)	2,250	2,484
5% 11/15/20 (Escrowed to Maturity)	2,745	3,218
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2016 A:
5% 9/1/22	500	603
5% 9/1/23	725	886
5% 9/1/25	800	999

TOTAL KANSAS		17,455

Kentucky - 1.0%
Kentucky Econ. Dev. Fin. Auth. Bonds Series 2009 B, 2.7%, tender 11/10/21 (a)	9,000	9,342
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Series 2015 A:
5% 6/1/19	1,000	1,096
5% 6/1/20	1,410	1,578
5% 6/1/21	1,000	1,138
5% 6/1/22	1,560	1,798
5% 6/1/24	1,690	1,961
Kentucky State Property & Buildings Commission Rev.:
(#82 Proj.) 5.25% 10/1/17 (FSA Insured)	2,450	2,608
Series 2016, 3% 11/1/17	1,630	1,684
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Elec. Co. Proj.):
Series 2003 A, 1.65%, tender 4/3/17 (a)	6,000	6,033
Series 2007 B:
1.15%, tender 6/1/17 (a)	2,600	2,601
1.6%, tender 6/1/17 (a)	8,050	8,091

TOTAL KENTUCKY		37,930

Louisiana - 1.5%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015:
5% 6/1/19	9,350	10,444
5% 6/1/21 (FSA Insured)	5,000	5,865
Louisiana Gas & Fuel Tax Rev. Bonds Series 2013 B, 0.777%, tender 4/1/16 (a)	25,000	24,920
Louisiana Gen. Oblig. Series 2015, 5% 5/1/18	1,075	1,165
Louisiana Pub. Facilities Auth. Rev. (Christus Health Proj.) Series 2009 A, 5% 7/1/16	2,000	2,020
Louisiana Stadium and Exposition District Series 2013 A:
5% 7/1/21	1,500	1,764
5% 7/1/22	1,000	1,197
New Orleans Gen. Oblig. Series 2012, 5% 12/1/20	2,800	3,240
Reg'l. Transit Auth. Louisiana Sales Tax Rev. 4% 12/1/16 (FSA Insured)	1,000	1,022
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/23	4,500	5,264

TOTAL LOUISIANA		56,901

Maine - 0.2%
Maine Tpk. Auth. Tpk. Rev. Series 2015:
5% 7/1/21	2,400	2,830
5% 7/1/22	1,850	2,223
5% 7/1/24	2,350	2,921

TOTAL MAINE		7,974

Maryland - 1.6%
Maryland Gen. Oblig.:
Series 2008 2, 5% 7/15/22 (Pre-Refunded to 7/15/18 @ 100)	5,500	6,022
Series 2012 B, 5% 8/1/16	6,400	6,493
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Bonds:
Series 2012 D, 1.124%, tender 11/15/17 (a)	14,000	13,999
Series 2013 A:
0.874%, tender 5/15/18 (a)	4,700	4,677
0.894%, tender 5/15/18 (a)	7,100	7,065
Series 2015:
5% 7/1/19	400	449
5% 7/1/22	900	1,085
5% 7/1/23	1,000	1,215
5% 7/1/24	2,000	2,440
5% 7/1/25	1,770	2,171
Montgomery County Gen. Oblig. Series 2011 A, 5% 7/1/20	16,000	18,084

TOTAL MARYLAND		63,700

Massachusetts - 1.3%
Braintree Gen. Oblig. Series 2009, 5% 5/15/16	4,400	4,425
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2006 B, 5.25% 7/1/18	2,300	2,527
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston College Proj.):
Series Q1, 4% 7/1/16	1,000	1,008
Series Q2:
4% 7/1/16	1,000	1,008
5% 7/1/17	1,370	1,443
Bonds Series 2013 U-6E, 0.95%, tender 4/7/16 (a)	5,900	5,898
4.5% 11/15/18 (b)	1,200	1,201
Massachusetts Edl. Fing. Auth. Rev. Series 2013, 5% 7/1/19 (c)	4,725	5,142
Massachusetts Gen. Oblig.:
Series 2004 B, 5.25% 8/1/20	12,700	14,936
Series 2006 D, 5% 8/1/22 (Pre-Refunded to 8/1/16 @ 100)	4,500	4,566
Massachusetts Health & Edl. Facilities Auth. Rev. Bonds Series 2007 G6, 1.283%, tender 6/29/17 (a)	2,900	2,900
Medford Gen. Oblig. Series 2011 B, 4% 3/1/19	3,570	3,877

TOTAL MASSACHUSETTS		48,931

Michigan - 2.0%
Detroit Swr. Disp. Rev. Series 2006 D, 1.01% 7/1/32 (a)	4,070	3,764
Grand Blanc Cmnty. Schools Series 2013:
5% 5/1/19	1,225	1,365
5% 5/1/20	2,635	3,015
5% 5/1/21	2,150	2,513
5% 5/1/22	1,850	2,202
Grand Rapids Pub. Schools Series 2016:
4% 5/1/17 (FSA Insured)	500	516
4% 5/1/18 (FSA Insured)	1,950	2,068
Grand Valley Michigan State Univ. Rev. Series 2009, 5% 12/1/16	1,320	1,357
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A:
5% 11/15/18	1,250	1,375
5% 11/15/19	1,000	1,130
Michigan Fin. Auth. Rev.:
Series 2012 A:
5% 6/1/16 (Escrowed to Maturity)	2,290	2,306
5% 6/1/17 (Escrowed to Maturity)	1,410	1,480
5% 6/1/18 (Escrowed to Maturity)	2,430	2,646
Series 2015 A:
5% 8/1/22	2,400	2,852
5% 8/1/23	3,800	4,590
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.75% 5/15/38 (Pre-Refunded to 5/15/18 @ 100)	1,190	1,311
Bonds:
Series 2005 A4, 1.625%, tender 11/1/19 (a)	8,630	8,670
Series 2010 F3, 1.4%, tender 6/29/18 (a)	1,900	1,916
Series 2010 F4, 1.95%, tender 4/1/20 (a)	6,545	6,674
0.95%, tender 2/1/18 (a)	3,995	4,001
Michigan Muni. Bond Auth. Rev. (Local Govt. Ln. Prog.) Series 2009 C, 5% 5/1/16	1,865	1,871
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Series 2014 D:
5% 9/1/21	1,500	1,756
5% 9/1/23	500	604
Spring Lake Pub. Schools:
Series 2014, 5% 5/1/19	2,300	2,564
5% 11/1/19	2,775	3,144
5% 5/1/20	3,630	4,153
5% 11/1/20	1,745	2,026
5% 5/1/21	4,110	4,803

TOTAL MICHIGAN		76,672

Minnesota - 0.3%
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2014 A:
5% 1/1/22	1,000	1,196
5% 1/1/23	1,000	1,219
Series 2014 B:
5% 1/1/21 (c)	2,290	2,633
5% 1/1/22 (c)	2,000	2,343
5% 1/1/23 (c)	1,000	1,186
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev. Series 2014 A:
5% 1/1/22	1,000	1,200
5% 1/1/23	1,500	1,833
5% 1/1/24	1,000	1,236

TOTAL MINNESOTA		12,846

Mississippi - 0.2%
Mississippi Gen. Oblig. (Cap. Impts. Proj.) Series 2012 D, 0.93% 9/1/17 (a)	3,080	3,080
Mississippi Hosp. Equip. & Facilities Auth. Bonds (Baptist Memorial Health Care Proj.) Series 2004 B2, 0.75%, tender 7/7/16 (a)(b)	4,500	4,497

TOTAL MISSISSIPPI		7,577

Missouri - 0.0%
Saint Louis Arpt. Rev. Series 2013, 5% 7/1/18	765	828
Nebraska - 0.0%
Nebraska Pub. Pwr. District Rev. Series 2012 C, 5% 1/1/22 (Pre-Refunded to 1/1/18 @ 100)	1,100	1,182
Nevada - 1.5%
Clark County School District:
Series 2012 A, 5% 6/15/19	24,610	27,614
Series 2014 A, 5.5% 6/15/16	2,700	2,726
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig.:
Series 2016 B, 3% 6/1/18	1,020	1,068
Series 2016, 3% 6/1/17	2,195	2,253
Nevada Gen. Oblig.:
Series 2010 C, 5% 6/1/19	12,140	13,665
Series 2012 B, 5% 8/1/20	2,230	2,589
Series 2013 D1:
5% 3/1/23	4,500	5,529
5% 3/1/24	2,700	3,296

TOTAL NEVADA		58,740

New Hampshire - 0.3%
New Hampshire Health & Ed. Facilities Auth. Rev. Series 2012:
4% 7/1/20	2,705	2,857
4% 7/1/21	1,520	1,604
New Hampshire Tpk. Sys. Rev. Series 2012 B:
5% 2/1/17	3,000	3,106
5% 2/1/18	2,500	2,688

TOTAL NEW HAMPSHIRE		10,255

New Jersey - 5.1%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A:
5% 2/15/20	3,000	3,385
5% 2/15/21	2,500	2,881
5% 2/15/22	2,500	2,932
5% 2/15/23	2,750	3,255
New Jersey Ctfs. of Prtn. Series 2009 A, 5% 6/15/16	6,500	6,552
New Jersey Econ. Dev. Auth. Rev.:
Series 2005 K, 5.5% 12/15/19	8,030	8,860
Series 2011 EE:
5% 9/1/20	1,350	1,471
5% 9/1/20 (Escrowed to Maturity)	3,650	4,243
Series 2012 II:
5% 3/1/21	6,800	7,422
5% 3/1/22	6,290	6,898
Series 2012, 5% 6/15/18	5,600	5,929
Series 2013 NN, 5% 3/1/19 (Escrowed to Maturity)	8,165	9,125
Series 2014 PP, 5% 6/15/19	17,000	18,296
New Jersey Edl. Facility Series 2014:
5% 6/15/20	11,000	11,987
5% 6/15/21	11,000	12,067
New Jersey Gen. Oblig. Series O:
5% 8/1/17	6,940	7,300
5.25% 8/1/22	3,930	4,641
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev. Series 2013:
5% 12/1/18 (c)	6,000	6,453
5% 12/1/19 (c)	3,850	4,214
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2013 A, 5% 1/1/24	4,345	5,202
Series 2013 C, 0.88% 1/1/17 (a)	16,000	15,996
New Jersey Trans. Trust Fund Auth.:
Series 2003 A, 5.5% 12/15/16 (FSA Insured)	5,000	5,158
Series 2003 B, 5.25% 12/15/19	3,870	4,242
Series 2003 B. 5.25% 12/15/19	5,500	6,028
Series 2012 AA, 5% 6/15/19	1,500	1,617
Series 2013 A:
5% 12/15/19	6,455	7,019
5% 6/15/20	18,000	19,668
New Jersey Transit Corp. Ctfs. of Prtn. Series 2014 A, 5% 9/15/21	4,900	5,579

TOTAL NEW JERSEY		198,420

New Mexico - 0.9%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.):
Series 2005 B, 1.875%, tender 4/1/20 (a)	11,000	11,141
Series 2011, 1.875%, tender 4/1/20 (a)	6,290	6,371
New Mexico Edl. Assistance Foundation:
Series 2009 B, 4% 9/1/16	7,000	7,098
Series 2010 A1, 4% 12/1/16	6,750	6,901
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009, 5% 5/15/17 (FSA Insured)	4,480	4,686

TOTAL NEW MEXICO		36,197

New York - 11.1%
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2010 A:
5% 7/1/18 (Assured Guaranty Corp. Insured) (FSA Insured)	1,100	1,195
5% 7/1/19 (Assured Guaranty Corp. Insured) (FSA Insured)	640	715
Metropolitan Trans. Auth. Svc. Contract Rev. Series 2002 A, 5.5% 7/1/17	5,000	5,295
New York City Gen. Oblig.:
Series 2008 C, 5.25% 8/1/17	2,280	2,418
Series 2010 F, 5% 8/1/17	8,365	8,843
Series 2011 B, 5% 8/1/17	1,000	1,057
Series 2012 C, 4% 8/1/17	2,740	2,861
Series 2014 J, 3% 8/1/16	5,600	5,645
Series 2014 K, 3% 8/1/16	3,900	3,931
Series 2015 C:
5% 8/1/23	10,000	12,286
5% 8/1/24	5,000	6,227
5% 8/1/25	1,700	2,117
Series 2015 F1, 3% 6/1/17	14,370	14,761
Series 2016, 5% 8/1/18	9,100	9,964
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series 2015 S2, 3% 7/15/17	9,565	9,855
New York City Transitional Fin. Auth. Rev.:
Series 2003 B, 5% 2/1/20	3,000	3,442
Series 2010 B:
5% 11/1/17	11,740	12,534
5% 11/1/17 (Escrowed to Maturity)	18,260	19,438
5% 11/1/20	5,950	6,797
Series 2010 D:
5% 11/1/17	8,015	8,562
5% 11/1/17 (Escrowed to Maturity)	2,100	2,239
Series 2012 A:
5% 11/1/17	6,180	6,602
5% 11/1/17 (Escrowed to Maturity)	820	874
5% 11/1/20	4,500	5,274
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev.:
(State Univ. Proj.) Series 2012 A, 5% 5/15/20	4,000	4,627
Series 2012 A, 4% 5/15/20	8,000	8,933
New York Dorm. Auth. Personal Income Tax Rev. Series 2012 A, 5% 12/15/20	8,500	9,961
New York Dorm. Auth. Revs.:
Series 2008 D, 5.25% 8/15/17 (FSA Insured)	7,000	7,432
Series 2009 A, 5% 7/1/16	8,390	8,477
New York Dorm. Auth. Sales Tax Rev. Series 2015 A, 5% 3/15/17	90,000	93,786
New York Metropolitan Trans. Auth. Rev.:
Series 2003 B, 5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,200	5,964
Series 2008 B2:
5% 11/15/19	6,185	7,039
5% 11/15/20	5,500	6,413
5% 11/15/21	4,000	4,765
Series 2012 B, 5% 11/15/22	2,000	2,422
Series 2012 D, 5% 11/15/18	2,515	2,783
Series 2012 E:
4% 11/15/19	4,000	4,411
5% 11/15/21	2,435	2,901
Series 2012 F, 5% 11/15/19	5,000	5,690
New York Thruway Auth. Gen. Rev. Series 2013 A, 5% 5/1/19	20,400	22,823
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2010 A, 5% 4/1/17	1,000	1,043
Series 2011 A1:
5% 4/1/17	1,500	1,565
5% 4/1/18	3,500	3,789
New York Trans. Dev. Corp. (Term. One Group Assoc. L.P. Proj.) Series 2015, 5% 1/1/17 (c)	8,890	9,162
New York Urban Dev. Corp. Rev.:
Series 2009 C, 5% 12/15/16	17,000	17,543
Series 2011 A, 5% 3/15/21	18,425	21,728
Tobacco Settlement Fing. Corp.:
Series 2011, 5% 6/1/16	20,000	20,147
Series 2013 B, 5% 6/1/21	3,400	3,425
Triborough Bridge & Tunnel Auth. Revs. Series Y, 5.5% 1/1/17 (Escrowed to Maturity)	760	788

TOTAL NEW YORK		430,549

North Carolina - 0.8%
Dare County Ctfs. of Prtn. Series 2012 B:
4% 6/1/17	1,000	1,038
4% 6/1/18	1,280	1,362
4% 6/1/20	1,000	1,112
5% 6/1/19	1,305	1,464
Mecklenburg County Pub. Facilities Corp. Series 2009, 5% 3/1/18	1,500	1,621
North Carolina Gen. Oblig. Series 2014 A, 5% 6/1/16	8,095	8,154
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010:
5% 6/1/16	1,000	1,007
5% 6/1/17	3,220	3,374
5% 6/1/18	3,820	4,141
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2015 E:
5% 1/1/22	5,000	5,977
5% 1/1/23	1,500	1,827

TOTAL NORTH CAROLINA		31,077

Ohio - 3.2%
American Muni. Pwr., Inc. Rev. Bonds Series B, 5%, tender 8/15/20 (a)	35,000	39,508
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	3,035	3,054
5% 6/1/17	3,500	3,662
Cincinnati City School District 5.25% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,555	3,953
Cleveland Arpt. Sys. Rev.:
5% 1/1/20 (FSA Insured)	425	480
5% 1/1/22 (FSA Insured)	1,325	1,558
5% 1/1/24 (FSA Insured)	1,200	1,447
5% 1/1/25 (FSA Insured)	1,250	1,521
5% 1/1/26 (FSA Insured)	500	601
Columbus City School District (School Facilities Construction and Impt. Proj.) Series 2009 B, 4% 12/1/16	1,000	1,022
Columbus Gen. Oblig. Series 2013 1, 5% 7/1/17	2,075	2,186
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013:
5% 6/15/22	2,145	2,459
5% 6/15/23	1,855	2,144
Hamilton County Convention Facilities Auth. Rev. Series 2014:
5% 12/1/19	1,910	2,133
5% 12/1/20	2,205	2,517
5% 12/1/21	2,045	2,375
Hamilton County Student Hsg. Rev. (Stratford Heights Proj.) Series 2010:
5% 6/1/16 (FSA Insured)	1,105	1,113
5% 6/1/17 (FSA Insured)	1,160	1,216
Ohio Air Quality Dev. Auth. Rev.:
Bonds (First Energy Nuclear Generation Proj.) Series 2006 A, 3.75%, tender 12/3/18 (a)	13,300	13,736
Series 2009 C, 5.625% 6/1/18	1,395	1,489
Ohio Bldg. Auth. (Administrative Bldg. Fund Proj.) Series 2010 C, 5% 10/1/16	1,250	1,277
Ohio Gen. Oblig.:
(Common Schools Proj.) Series 2010 A, 5% 9/15/17	2,600	2,762
(Higher Ed. Proj.) Series 2010 A, 5% 8/1/17	3,290	3,478
Series 2011 A, 5% 8/1/17	3,070	3,245
Series 2012 C, 5% 9/15/21	4,350	5,206
Series 2013 B, 4% 6/15/16	2,200	2,215
Ohio Higher Edl. Facility Commission Rev. (Univ. Hosp. Health Sys. Proj.) Series 2010 A, 5% 1/15/17	1,000	1,033
Ohio State Univ. Gen. Receipts Series 2010 A:
5% 12/1/16	4,720	4,858
5% 12/1/16 (Escrowed to Maturity)	280	288
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (a)	10,225	10,297

TOTAL OHIO		122,833

Oklahoma - 0.4%
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2015, 5% 10/1/17	450	477
Oklahoma Dev. Fin. Auth. Rev.:
(Saint John Health Sys. Proj.) Series 2012, 5% 2/15/23	2,600	3,089
Series 2004 A, 2.375% 12/1/21	1,350	1,376
Series 2012, 5% 2/15/21	1,600	1,868
Tulsa County Independent School Disctrict #9 Series 2015, 2% 4/1/17	3,000	3,036
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. (Jenks Pub. Schools Proj.) Series 2009, 5.5% 9/1/18	5,215	5,761

TOTAL OKLAHOMA		15,607

Pennsylvania - 5.3%
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.):
Series 2006 A, 3.5%, tender 6/1/20 (a)	5,250	5,408
Series 2006 B, 3.5%, tender 6/1/20 (a)	6,000	6,180
Franklin County Indl. Dev. Auth. (The Chambersburg Hosp. Proj.) Series 2010:
5% 7/1/16	1,000	1,010
5% 7/1/17	1,255	1,319
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds 0.9%, tender 8/15/17 (a)	10,255	10,234
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series 2009 A, 5% 6/1/17	2,200	2,304
Montgomery County Higher Ed. & Health Auth. Rev. Series 2014 A:
4% 10/1/18	1,000	1,058
4% 10/1/19	660	706
5% 10/1/20	1,260	1,404
Mount Lebanon School District Series 2015, 4% 2/15/18	865	916
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/18	2,455	2,640
5% 3/1/19	2,310	2,522
5% 3/1/20	2,140	2,395
Pennsylvania Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 B:
5% 1/1/22	5,000	5,272
5% 7/1/22	5,200	5,286
5% 1/1/23	900	902
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Waste Mgmt., Inc. Proj.) Series 2013, 0.6%, tender 5/2/16 (a)(c)	8,000	7,998
0.65%, tender 4/1/16 (a)(c)	8,000	8,000
Pennsylvania Gen. Oblig.:
Series 2006 1, 5% 10/1/19 (Pre-Refunded to 10/1/16 @ 100)	7,000	7,155
Series 2006, 4.25% 3/1/24 (Pre-Refunded to 3/1/17 @ 100)	6,000	6,196
Series 2010 A3, 5% 7/15/16	3,900	3,948
Series 2011, 5% 7/1/21	1,900	2,215
Series 2012, 5% 6/1/18	3,410	3,700
Series 2013 1, 5% 4/1/16	2,655	2,655
5% 6/1/17	9,000	9,438
5% 8/15/17	18,000	19,026
Pennsylvania Higher Edl. Facilities Auth. Rev. Series 2014:
5% 12/1/19	340	386
5% 12/1/21	275	327
5% 12/1/22	855	1,036
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2009 B, 5% 12/1/17	12,500	13,353
Series 2013 A, 1% 12/1/17 (a)	6,400	6,383
Philadelphia Gas Works Rev.:
Eighth Series A, 5% 8/1/16	1,000	1,014
Seventeenth Series, 5.375% 7/1/16 (Escrowed to Maturity)	2,300	2,327
Philadelphia Gen. Oblig.:
Series 2008 A, 5% 12/15/16 (FSA Insured)	7,275	7,488
Series 2011:
5.25% 8/1/17	6,165	6,519
5.25% 8/1/18	5,515	6,041
Philadelphia Muni. Auth. Rev. Series 2013 A:
5% 11/15/17	6,635	7,071
5% 11/15/18	3,430	3,744
Philadelphia School District Series 2010 C, 5% 9/1/16	13,610	13,818
Philadelphia Wtr. & Wastewtr. Rev. Series 2010 A, 5% 6/15/16	6,000	6,051
Pittsburgh School District Series 2010 A, 5% 9/1/16 (FSA Insured)	1,685	1,714
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011:
5% 6/1/18	1,000	1,085
5% 6/1/19	200	224
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2012:
5% 4/1/19	1,305	1,420
5% 4/1/20	1,250	1,369
5% 4/1/21	1,000	1,104
Unionville-Chadds Ford School District Gen. Oblig. Series 2009, 5% 6/1/20	1,190	1,341

TOTAL PENNSYLVANIA		203,702

Rhode Island - 0.7%
Rhode Island & Providence Plantations Series 2015 A, 4% 8/1/17	5,000	5,215
Rhode Island Econ. Dev. Corp. Rev. (Dept. of Trans. Proj.) Series 2009 A, 5% 6/15/16 (Assured Guaranty Corp. Insured)	6,625	6,681
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2013 A:
5% 5/15/18	1,000	1,071
5% 5/15/19	1,500	1,650
Rhode Island Health & Edl. Bldg. Corp. Pub. Schools Rev. Series 2015, 5% 5/15/25 (FSA Insured)	6,040	7,357
Tobacco Setlement Fing. Corp. Series 2015 A:
5% 6/1/26	3,500	4,014
5% 6/1/27	1,000	1,139

TOTAL RHODE ISLAND		27,127

South Carolina - 2.0%
Lexington County Health Svcs. District, Inc. Hosp. Rev. Series 2011, 5% 11/1/19	1,190	1,345
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015:
5% 12/1/23	4,440	5,294
5% 12/1/26	1,100	1,308
South Carolina Pub. Svc. Auth. Rev.:
Series 2012 B:
5% 12/1/17	2,000	2,135
5% 12/1/20	1,000	1,167
Series 2012 C, 5% 12/1/17	10,535	11,247
Series 2014 C:
5% 12/1/22	1,100	1,334
5% 12/1/23	5,000	6,139
Series 2015 C:
5% 12/1/18	15,000	16,572
5% 12/1/19	18,690	21,287
South Carolina Trans. Infrastructure Bank Rev. Series 2012 B, 5% 10/1/17	8,000	8,504

TOTAL SOUTH CAROLINA		76,332

South Dakota - 0.2%
South Dakota Health & Edl. Facilities Auth. Rev.:
(Reg'l. Health Proj.) Series 2010:
5% 9/1/16	500	509
5% 9/1/17	490	517
Series 2011:
5% 9/1/17	1,100	1,161
5% 9/1/18	1,200	1,306
5% 9/1/19	1,255	1,405
Series 2014 B:
4% 11/1/19	400	436
4% 11/1/20	625	693
4% 11/1/21	500	560
5% 11/1/22	375	446

TOTAL SOUTH DAKOTA		7,033

Tennessee - 0.1%
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B, 5% 7/1/16 (c)	1,730	1,747
Metropolitan Nashville Arpt. Auth. Rev. Series 2010 A:
5% 7/1/16	1,815	1,834
5% 7/1/17	1,100	1,156

TOTAL TENNESSEE		4,737

Texas - 10.1%
Allen Independent School District Series 2013, 4% 2/15/18	1,290	1,367
Austin Elec. Util. Sys. Rev. 0% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,500	4,407
Austin Independent School District Series 2004, 5% 8/1/17	1,450	1,532
Bastrop Independent School District Series 2007, 5.25% 2/15/37 (Pre-Refunded to 2/15/17 @ 100)	2,705	2,812
Brownsville Util. Sys. Rev. Series 2015, 5% 9/1/17	2,135	2,260
Carroll Independent School District Series 2009 C, 5.25% 2/15/19	1,000	1,120
Cypress-Fairbanks Independent School District Bonds Series 2014 B3, 1.05%, tender 8/15/17 (a)	2,025	2,029
Dallas Fort Worth Int'l. Arpt. Rev. Series 2013 F:
5% 11/1/19	2,000	2,276
5% 11/1/20	1,500	1,749
5% 11/1/21	3,000	3,573
5% 11/1/22	5,000	6,046
Dallas Independent School District:
Bonds:
Series 2016 B1, 3%, tender 2/15/17 (a)	1,985	2,023
Series 2016 B2, 4%, tender 2/15/18 (a)	3,970	4,194
Series 2016 B3, 5%, tender 2/15/19 (a)	6,000	6,664
Series 2016 B4, 5%, tender 2/15/20 (a)	7,000	7,986
Series 2016 B5, 5%, tender 2/15/21 (a)	8,000	9,345
Series 2016 B6, 5%, tender 2/15/22 (a)	10,000	11,901
Series 2014 A, 4% 8/15/16	9,280	9,396
Dallas Wtrwks. & Swr. Sys. Rev. Series 2011, 5% 10/1/18	1,600	1,765
Dickinson Independent School District Bonds Series 2013, 1.05%, tender 8/1/17 (a)	5,150	5,160
El Paso Gen. Oblig. Series 2014, 5% 8/15/18	2,695	2,957
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Memorial Hermann Health Sys. Proj.) Series 2013 B, 0.8% 6/1/16 (a)	1,590	1,590
Harris County Cultural Ed. Facilities Fin. Corp. Thermal Util. Rev. (TECO Proj.) Series 2009 A, 5% 11/15/16	500	513
Harris County Gen. Oblig. Series 2015 A, 4% 10/1/17	2,500	2,623
Houston Arpt. Sys. Rev.:
Series 2011 A, 5% 7/1/17 (c)	7,380	7,747
Series 2012 A, 5% 7/1/23 (c)	2,000	2,337
Series A, 5% 7/1/16	1,080	1,091
Houston Util. Sys. Rev.:
Bonds Series 2012 C, 1%, tender 4/7/16 (a)	9,200	9,198
5% 5/15/22	5,000	6,025
5% 5/15/23	7,000	8,594
Kermit Independent School District Series 2007, 5.25% 2/15/32 (Pre-Refunded to 2/15/17 @ 100)	1,300	1,352
Klein Independent School District Series 2009 A, 5% 8/1/16	2,195	2,226
Lewisville Independent School District Series 2009, 5% 8/15/17	1,170	1,239
Lower Colorado River Auth. Rev.:
(LCRA Transmission Svcs. Corp. Proj.) Series 2010, 5% 5/15/18	3,140	3,409
Series 2010, 5% 5/15/17	3,005	3,142
5% 5/15/16	2,355	2,368
5% 5/15/16 (Escrowed to Maturity)	5	5
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B:
5% 7/1/17	2,800	2,944
5% 7/1/18	3,030	3,300
Mansfield Independent School District Series 2009, 4% 2/15/17	1,840	1,893
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2008 A, 0.65%, tender 5/2/16 (a)(c)	12,350	12,347
North East Texas Independent School District Series 2007 A, 5% 8/1/24 (Pre-Refunded to 8/1/17 @ 100)	10,000	10,577
North Harris County Reg'l. Wtr. Auth. Series 2013, 4% 12/15/22	1,580	1,817
North Texas Tollway Auth. Rev.:
Bonds Series 2012 C, 1.95%, tender 1/1/19 (a)	8,500	8,623
5.75% 1/1/38 (Pre-Refunded to 1/1/18 @ 100)	7,830	8,501
Northside Independent School District Bonds:
Series 2011 A, 2%, tender 6/1/19 (a)	6,365	6,508
1%, tender 6/1/16 (a)	20,000	20,012
1.2%, tender 8/1/17 (a)	28,800	28,913
Plano Independent School District 5% 2/15/18	2,500	2,669
Port Houston Auth. Harris County Series 2015 B, 5% 10/1/17 (c)	2,000	2,125
Round Rock Independent School District Series 2015, 5% 8/1/17	5,000	5,282
Sam Rayburn Muni. Pwr. Agcy. Series 2012, 5% 10/1/20	1,000	1,147
San Antonio Pub. Facilities Corp. and Rfdg. Lease (Convention Ctr. Proj.) Series 2012:
5% 9/15/20	1,000	1,149
5% 9/15/21	1,000	1,178
5% 9/15/22	3,440	4,112
San Antonio Wtr. Sys. Rev. Series 2012:
4% 5/15/19	1,500	1,641
5% 5/15/20	6,000	6,946
5% 5/15/21	5,000	5,931
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2009, 5% 10/1/16	5,795	5,919
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Scott & White Healthcare Proj.) Series 2013 A:
5% 8/15/21	750	887
5% 8/15/23	1,000	1,224
Series 2013:
4% 9/1/18	400	423
5% 9/1/19	655	728
5% 9/1/20	915	1,040
5.75% 11/15/24 (Pre-Refunded to 11/15/18 @ 100)	2,385	2,680
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
5.75% 7/1/18	2,600	2,747
5.75% 7/1/18 (Pre-Refunded to 7/1/16 @ 100)	50	51
Texas Gen. Oblig.:
Series 2006, 5% 4/1/27 (Pre-Refunded to 4/1/16 @ 100)	3,700	3,700
Series 2009 A, 5% 10/1/16	3,400	3,474
Series 2014, 5% 10/1/16	10,645	10,875
Texas Muni. Pwr. Agcy. Rev. Series 2010, 5% 9/1/16	750	763
Texas Pub. Fin. Auth. Rev. Series 2014 B, 4% 7/1/17	2,100	2,154
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2015 A, 5%, tender 4/1/20 (a)	12,885	14,619
Texas Trans. Commission State Hwy. Fund Rev.:
Series 2007:
5% 4/1/20 (Pre-Refunded to 4/1/17 @ 100)	2,285	2,383
5% 4/1/25 (Pre-Refunded to 4/1/17 @ 100)	2,200	2,295
5% 4/1/26 (Pre-Refunded to 4/1/17 @ 100)	2,000	2,086
Series 2015, 3% 10/1/17	34,000	35,167
Tomball Independent School District 5% 2/15/17 (Assured Guaranty Corp. Insured)	1,105	1,147
Univ. of Texas Board of Regents Sys. Rev.:
Series 2006 B, 5% 8/15/24 (Pre-Refunded to 8/15/16 @ 100)	5,975	6,072
Series 2010 B, 5% 8/15/21	1,800	2,152
Univ. of Texas Permanent Univ. Fund Rev.:
Series 2015 B, 4% 7/1/17	5,625	5,857
Series 2015, 5% 7/1/17	1,985	2,091

TOTAL TEXAS		392,170

Utah - 0.2%
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) 5% 9/1/17	1,090	1,154
Utah Gen. Oblig. Series 2009 C, 5% 7/1/16	5,555	5,614

TOTAL UTAH		6,768

Virginia - 1.3%
Chesapeake Trans. Sys. Toll Road Rev. Series 2012 A:
4% 7/15/20	605	664
5% 7/15/21	400	464
Fairfax County Gen. Oblig.:
5% 10/1/19	8,000	9,118
5% 10/1/20	6,710	7,869
5% 10/1/21	3,000	3,606
Fredericksburg Econ. Dev. Auth. Rev. Series 2014, 5% 6/15/24	2,340	2,761
Virginia College Bldg. Auth. Edl. Facilities Rev. (21st Century College and Equip. Progs.) Series 2015 D, 5% 2/1/17	12,830	13,292
Virginia Commonwealth Trans. Board Rev. (U.S. Route 58 Corridor Dev. Prog.) Series 2014 B, 5% 5/15/16	2,100	2,112
Virginia Pub. School Auth.:
Series ll, 5% 4/15/16	2,600	2,605
Series Xll, 5% 4/15/16	3,940	3,947
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.875%, tender 5/16/19 (a)	2,500	2,541

TOTAL VIRGINIA		48,979

Washington - 1.1%
Grant County Pub. Util. District #2 Series 2012 A:
5% 1/1/20	1,375	1,569
5% 1/1/21	1,865	2,184
King County Highline School District # 401 Series 2009:
5% 12/1/16	6,350	6,532
5% 12/1/17	2,950	3,156
Port of Seattle Passenger Facilities Charge Rev. Series 2010 B, 5% 12/1/16 (c)	2,500	2,570
Port of Seattle Rev.:
Series 2010 C, 5% 2/1/17 (c)	2,500	2,584
Series 2015 B, 5% 3/1/17	5,000	5,189
Seattle Muni. Lt. & Pwr. Rev. Series 2010 B, 5% 2/1/17	2,000	2,072
Tacoma Elec. Sys. Rev. Series 2013 A:
4% 1/1/20	5,000	5,530
4% 1/1/21	2,000	2,252
5% 1/1/20	3,000	3,427
5% 1/1/21	1,770	2,074
Washington Gen. Oblig. Series 2012 AR, 5% 7/1/18	5,000	5,464

TOTAL WASHINGTON		44,603

West Virginia - 0.3%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds:
Series 2011 A, 2.25%, tender 9/1/16 (a)(c)	7,000	7,028
1.9%, tender 4/1/19 (a)	5,990	6,020

TOTAL WEST VIRGINIA		13,048

Wisconsin - 0.7%
Madison Gen. Oblig. Series 2014 A, 5% 10/1/21	3,215	3,864
Milwaukee County Arpt. Rev. Series 2013 A:
5% 12/1/20 (c)	1,330	1,520
5% 12/1/22 (c)	1,470	1,726
5.25% 12/1/23 (c)	1,540	1,863
Wisconsin Gen. Oblig.:
Series 2005 D, 5% 5/1/19 (Pre-Refunded to 5/1/16 @ 100)	2,260	2,268
Series 2014 B, 5% 5/1/16	2,600	2,610
Wisconsin Health & Edl. Facilities:
Bonds Series 2013 B, 4%, tender 3/1/18 (a)	2,090	2,214
Series 2014:
4% 5/1/18	375	393
4% 5/1/19	285	301
5% 5/1/20	410	451
5% 5/1/21	640	708
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.) Series 2010, 5% 7/1/16	1,175	1,187
(Aurora Health Care, Inc. Proj.) Series 2010 A, 5% 4/15/17	1,500	1,565
(Thedacare, Inc. Proj.) Series 2010:
5% 12/15/16	1,440	1,483
5% 12/15/17	1,540	1,647
Series 2012, 5% 10/1/21	1,400	1,646

TOTAL WISCONSIN		25,446

TOTAL MUNICIPAL BONDS
(Cost $3,515,110)		3,584,274

Municipal Notes - 3.9%
Arkansas - 0.1%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2002, 0.8% 4/7/16, VRDN (a)(c)	3,800	$3,800
Connecticut - 0.3%
New Britain Gen. Oblig. BAN 2% 3/23/17	5,000	5,055
New London BAN Series 2016, 2% 3/23/17	4,800	4,844

TOTAL CONNECTICUT		9,899

Illinois - 0.4%
Univ. of Illinois Board of Trustees Ctfs. of Prtn. (Util. Infrastructure Projs.) Series 2004, 1% 4/7/16 (Liquidity Facility BMO Harris Bank NA), VRDN (a)	17,100	17,100
Kentucky - 0.1%
Kentucky Pub. Trans. BAN Series 2013 A, 5% 7/1/17	2,165	2,262
Massachusetts - 0.4%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. (New England Pwr. Co. Proj.) Series 1992:
0.4% tender 4/8/16, CP mode	4,000	4,000
0.45% tender 4/11/16, CP mode	8,500	8,499
0.45% tender 4/12/16, CP mode	1,500	1,500

TOTAL MASSACHUSETTS		13,999

New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. (New England Pwr. Co. Proj.) Series 1990 A:
0.5% tender 4/11/16, CP mode (c)	3,690	3,690
0.5% tender 4/12/16, CP mode (c)	1,000	1,000

TOTAL NEW HAMPSHIRE		4,690

New York - 2.5%
Binghamton Gen. Oblig. BAN Series 2015 B, 2% 11/18/16	11,300	11,375
Lockport City School District BAN:
Series 2015 A, 2% 8/5/16	8,705	8,737
Series 2015 B, 2% 8/5/16	15,000	15,056
New York Metropolitan Trans. Auth. Rev. BAN 2% 10/1/16	15,000	15,105
Oceanside Union Free School District TAN 2% 6/21/16	13,500	13,535
Rockland County Gen. Oblig. TAN Series 2016, 2% 3/16/17	3,500	3,534
Suffolk County Gen. Oblig. TAN 2% 7/27/16	28,400	28,509

TOTAL NEW YORK		95,851

Ohio - 0.0%
Marietta BAN Series 2015, 1% 5/13/16	1,750	1,750
TOTAL MUNICIPAL NOTES
(Cost $149,415)		149,351
TOTAL INVESTMENT PORTFOLIO - 96.3%
(Cost $3,664,525)		3,733,625
NET OTHER ASSETS (LIABILITIES) - 3.7%		144,352
NET ASSETS - 100%		$3,877,977

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

TAN – TAX ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $24,843,000 or 0.6% of net assets.

 (c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Other Information

Income Tax Information

At March 31, 2016, the cost of investment securities for income tax purposes was $3,664,499,000. Net unrealized appreciation aggregated $69,126,000, of which $74,676,000 related to appreciated investment securities and $5,550,000 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Pennsylvania Municipal Income Fund

March 31, 2016

PFL-QTLY-0516
1.814657.111

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 93.9%
	Principal Amount	Value
Guam - 0.6%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
5% 10/1/17 (a)	$600,000	$629,898
6.25% 10/1/34 (a)	700,000	844,081
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/24 (FSA Insured)	900,000	1,064,277

TOTAL GUAM		2,538,256

Pennsylvania - 91.8%
Adams County Indl. Dev. Auth. Rev. (Gettysburg College Proj.) Series 2010, 5% 8/15/24	1,000,000	1,147,200
Allegheny County Series C:
5% 12/1/28	1,000,000	1,193,460
5% 12/1/30	1,365,000	1,611,615
Allegheny County Arpt. Auth. Rev. Series 2006 B:
5% 1/1/21 (FGIC Insured) (a)	3,190,000	3,642,246
5% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (a)	1,650,000	1,914,149
Allegheny County Port Auth. Spl. Rev. 5% 3/1/17	2,000,000	2,076,360
Allegheny County Sanitation Auth. Swr. Rev.:
Series 2010, 5% 6/1/40 (FSA Insured)	6,690,000	7,448,512
5% 12/1/27 (Build America Mutual Assurance Insured)	2,500,000	3,066,825
5% 12/1/29 (Build America Mutual Assurance Insured)	3,905,000	4,730,283
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 A, 2.7%, tender 4/2/18 (b)	4,000,000	4,017,760
Berks County Muni. Auth. Rev. Series 2012 A, 5% 11/1/40	3,590,000	3,946,056
Bethlehem Wtr. Auth. Rev. Series 2014:
5% 11/15/19 (Build America Mutual Assurance Insured)	1,000,000	1,116,210
5% 11/15/20 (Build America Mutual Assurance Insured)	1,000,000	1,142,400
Bucks County Cmnty. College Auth. College Bldg. Rev. 5% 6/15/28	250,000	271,990
Butler County Hosp. Auth. Hosp. Rev. (Butler Health Sys. Proj.):
Series 2009 B, 7.125% 7/1/29 (Pre-Refunded to 7/1/19 @ 100)	1,035,000	1,237,622
Series 2015 A:
5% 7/1/26	500,000	584,545
5% 7/1/27	490,000	569,405
5% 7/1/28	540,000	623,732
5% 7/1/29	710,000	813,937
5% 7/1/30	685,000	781,736
5% 7/1/35	1,885,000	2,111,200
5% 7/1/39	6,675,000	7,398,036
Central Bradford Prog. Auth. Rev. Series 2011, 5.375% 12/1/41	2,000,000	2,236,480
Centre County Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2011, 7% 11/15/46	2,000,000	2,418,280
Commonwealth Fing. Auth. Rev. Series 2013 A2:
5% 6/1/24	800,000	941,376
5% 6/1/25	1,175,000	1,377,429
5% 6/1/26	1,250,000	1,462,200
5% 6/1/42	12,000,000	13,232,874
Cumberland County Muni. Auth. Rev. (Dickinson College Proj.):
Series 2012:
5% 11/1/37	1,520,000	1,717,494
5% 11/1/42	3,000,000	3,344,040
Series 2016:
5% 5/1/30	1,000,000	1,213,430
5% 5/1/31	500,000	602,775
5% 5/1/32	750,000	899,025
5% 5/1/33	2,210,000	2,636,243
5% 5/1/34	1,000,000	1,187,070
Dauphin County Gen. Auth.:
(Pinnacle Health Sys. Proj.) Series 2009 A, 5.25% 6/1/17	2,055,000	2,110,423
5% 6/1/42	7,410,000	8,088,978
Delaware County Auth. College Rev. (Haverford College Proj.) Series 2010 A, 5% 11/15/31	4,090,000	4,686,077
Delaware County Auth. Univ. Rev.:
Series 2010, 5.25% 12/1/31	2,450,000	2,786,826
Series 2012:
5% 8/1/21	350,000	411,646
5% 8/1/22	300,000	358,107
Series 2014:
5% 8/1/23	1,050,000	1,274,690
5% 8/1/24	1,100,000	1,347,082
Doylestown Hosp. Auth. Hosp. Rev. Series 2013 A, 5% 7/1/27	2,500,000	2,712,875
East Stroudsburg Area School District:
Series 2007 A, 7.5% 9/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,094,340
Series 2014 A:
7.75% 9/1/27 (Pre-Refunded to 9/1/17 @ 100)	4,040,000	4,439,435
7.75% 9/1/27 (Pre-Refunded to 9/1/17 @ 100)	225,000	247,246
Series A, 7.75% 9/1/27 (Pre-Refunded to 9/1/17 @ 100)	3,935,000	4,324,053
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 A, 7% 7/1/27	2,750,000	2,961,805
Fox Chapel Area School District Series 2013:
4% 8/1/22	500,000	575,120
5% 8/1/31	3,080,000	3,619,185
5% 8/1/34	1,000,000	1,162,000
Franklin County Indl. Dev. Auth. (The Chambersburg Hosp. Proj.) Series 2010:
5.3% 7/1/30	1,770,000	2,013,145
5.375% 7/1/42	2,130,000	2,355,780
Geisinger Auth. Health Sys. Rev. Series 2014 A, 4% 6/1/41	2,000,000	2,064,600
Indiana County Hosp. Auth. Series 2014 A:
5% 6/1/20	650,000	719,700
6% 6/1/39	1,625,000	1,796,665
Lancaster County Hosp. Auth. Health Ctr. Rev.:
(Masonic Homes Proj.) Series 2006, 5% 11/1/20 (Pre-Refunded to 11/1/16 @ 100)	1,065,000	1,091,412
Series 2016:
5% 8/15/31 (c)	1,000,000	1,211,570
5% 8/15/33 (c)	1,000,000	1,201,530
5% 8/15/34 (c)	1,000,000	1,195,550
5% 8/15/36 (c)	1,000,000	1,186,660
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds 0.9%, tender 8/15/17 (b)	4,745,000	4,735,415
Lower Paxton Township Series 2014:
5% 4/1/40	3,420,000	3,918,362
5% 4/1/44	1,295,000	1,476,779
Luzerne County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) Series 2009, 5.5% 12/1/39	2,500,000	2,844,800
Lycoming County Auth. Health Sys. Rev. (Susquehanna Health Sys.) Series 2009 A, 5.5% 7/1/21	3,500,000	3,930,255
Mifflin County School District Series 2007:
7.5% 9/1/26 (Pre-Refunded to 9/1/17 @ 100)	1,125,000	1,232,303
7.75% 9/1/30 (Pre-Refunded to 9/1/17 @ 100)	1,175,000	1,291,172
Monroe County Hosp. Auth. Rev. (Pocono Med. Ctr. Proj.) Series 2012 A:
5% 1/1/32	1,400,000	1,542,660
5% 1/1/41	3,240,000	3,487,050
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/26	1,500,000	1,856,955
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 2009 A, 5% 6/1/17	2,000,000	2,094,740
Series 2012 A:
5% 6/1/23	3,850,000	4,518,168
5% 6/1/24	1,500,000	1,751,805
Montgomery County Higher Ed. & Health Auth. Rev.:
(Dickinson College Proj.) Series 2006 FF1, 5% 5/1/28 (CDC IXIS Finl. Guaranty Insured)	900,000	903,114
Series 2014 A:
4% 10/1/19	185,000	197,861
5% 10/1/20	215,000	239,624
5% 10/1/21	245,000	273,832
5% 10/1/22	275,000	308,589
5% 10/1/23	305,000	344,769
5% 10/1/24	335,000	381,649
5% 10/1/25	750,000	845,498
5% 10/1/26	1,000,000	1,117,120
5% 10/1/27	1,000,000	1,108,560
Montour School District Series 2015 A:
5% 4/1/41	1,000,000	1,144,540
5% 4/1/42	1,000,000	1,142,780
Moon Area School District Series 2015 A, 5% 11/15/29	3,000,000	3,544,590
Northampton County Gen. Purp. Auth. Hosp. Rev.:
(St. Luke's Hosp. Proj.) Series 2010 A, 5.25% 8/15/16	1,245,000	1,265,107
(St. Luke's Hosp. Proj.) Series 2010 A, 5.25% 8/15/18	1,450,000	1,573,888
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/24	1,745,000	2,028,859
5% 3/1/25	3,255,000	3,786,476
Pennsylvania Gen. Oblig.:
First Series 2008, 5% 5/15/27	805,000	871,034
Second Series 2007 A, 5% 8/1/25 (Pre-Refunded to 8/1/17 @ 100)	2,500,000	2,642,575
Second Series 2009, 5% 4/15/25	500,000	554,590
Series 2012, 5% 6/1/25	10,000,000	11,685,000
Series 2013, 5% 10/15/27	2,255,000	2,695,988
Series 2015 1, 5% 3/15/31	7,000,000	8,241,240
Series 2015, 5% 3/15/33	2,880,000	3,368,275
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Slippery Rock Univ. Proj.) Series 2007 A, 5% 7/1/39 (Pre-Refunded to 7/1/17 @ 100)	2,500,000	2,632,350
(Thomas Jefferson Univ. Proj.) Series 2012:
5% 3/1/18	250,000	269,073
5% 3/1/20	300,000	338,706
5% 3/1/22	275,000	322,572
5% 3/1/23	585,000	693,880
5% 3/1/42	3,950,000	4,380,471
(Univ. of Pennsylvania Health Sys. Proj.):
Series 2009 A, 5.25% 8/15/22 (Pre-Refunded to 8/15/19 @ 100)	2,655,000	3,019,452
Series 2011 A, 5.75% 8/15/41 (Pre-Refunded to 8/15/21 @ 100)	4,980,000	6,155,927
First Series 2012:
5% 4/1/20	750,000	855,645
5% 4/1/21	500,000	582,770
5% 4/1/22	600,000	713,040
5% 4/1/23	800,000	951,224
5% 4/1/24	1,100,000	1,303,115
Series 2010 E, 5% 5/15/31	2,500,000	2,815,600
Series 2010, 5% 9/1/30	1,150,000	1,333,207
Series 2011 A, 5% 9/1/41	2,000,000	2,298,160
Pennsylvania Pub. School Bldg. Auth. School Rev. (The School District of Harrisburg Proj.) Series 2014 B2:
5% 12/1/24 (Build America Mutual Assurance Insured)	1,250,000	1,506,950
5% 12/1/25 (Build America Mutual Assurance Insured)	1,250,000	1,500,450
5% 12/1/26 (Build America Mutual Assurance Insured)	1,250,000	1,493,975
5% 12/1/27 (Build America Mutual Assurance Insured)	1,010,000	1,200,203
Pennsylvania State Univ.:
Series 2008 A, 5% 8/15/29	3,945,000	4,232,157
Series 2010, 5% 3/1/40	4,385,000	4,934,791
Series 2015 A:
5% 9/1/30	1,100,000	1,347,797
5% 9/1/31	1,415,000	1,723,074
5% 9/1/31	4,000,000	4,870,880
5% 9/1/32	1,500,000	1,816,740
Pennsylvania Tpk. Commission Oil Franchise Tax Rev. Series 2003 C, 5% 12/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,299,520
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2006 A:
5% 12/1/25 (Pre-Refunded to 6/1/16 @ 100)	4,345,000	4,375,676
5% 12/1/26 (Pre-Refunded to 6/1/16 @ 100)	3,500,000	3,524,710
Series 2008 B1, 5.5% 6/1/33	4,000,000	4,365,760
Series 2008 C4, 6.25% 6/1/38 (Pre-Refunded to 6/1/18 @ 100)	2,000,000	2,228,800
Series 2013 A2, 0% 12/1/38 (d)	2,500,000	2,558,275
Series 2014 A, 5% 12/1/31	865,000	1,020,544
Series 2014 A2, 0% 12/1/40 (d)	5,500,000	4,203,815
Philadelphia Gas Works Rev.:
(1998 Gen. Ordinance Proj.):
Ninth Series, 5.25% 8/1/40	8,665,000	9,601,427
Seventh Series, 5% 10/1/37 (AMBAC Insured)	5,245,000	5,430,778
Series 1998 A, 5.25% 8/1/17	3,555,000	3,752,907
5% 8/1/29	2,000,000	2,385,900
5% 8/1/30	1,500,000	1,779,885
5% 8/1/31	1,100,000	1,297,307
Philadelphia Gen. Oblig. Series 2008 A, 5.25% 12/15/32 (FSA Insured)	6,000,000	6,513,780
Philadelphia Hospitals & Higher Ed. Facilities Auth. Health Systems Rev. (Jefferson Health Sys. Proj.) Series 2010 B, 5.25% 5/15/30 (Pre-Refunded to 5/15/20 @ 100)	4,000,000	4,653,120
Philadelphia Hospitals & Higher Ed. Facilities Auth. Hosp. Rev. (Children's Hosp. of Philadelphia Proj.) Series 2011 D, 5% 7/1/32	2,500,000	2,812,875
Philadelphia Redev. Auth. Rev.:
Series 2012:
5% 4/15/21	1,000,000	1,149,530
5% 4/15/25	2,230,000	2,564,366
Series 2015 A, 5% 4/15/29	3,000,000	3,468,840
Philadelphia School District:
Series 2005 D, 5.5% 6/1/16 (FSA Insured)	2,030,000	2,044,677
Series 2010 C, 5% 9/1/21	4,000,000	4,386,600
Philadelphia Wtr. & Wastewtr. Rev.:
Series 2010 C, 5% 8/1/40 (FSA Insured)	4,000,000	4,422,680
Series 2011 A, 5% 1/1/41	2,715,000	2,980,771
Series 2015 B, 5% 7/1/30	3,500,000	4,182,640
Pittsburgh & Allegheny County Sports & Exhibition Auth. Series 2012, 5% 2/1/25 (FSA Insured)	2,250,000	2,663,618
Pittsburgh Gen. Oblig.:
Series 2012 A, 5% 9/1/22	2,000,000	2,381,540
Series 2014:
5% 9/1/23 (Build America Mutual Assurance Insured)	575,000	696,262
5% 9/1/28 (Build America Mutual Assurance Insured)	1,300,000	1,558,063
5% 9/1/29 (Build America Mutual Assurance Insured)	1,015,000	1,210,519
5% 9/1/31 (Build America Mutual Assurance Insured)	1,165,000	1,375,830
5% 9/1/32 (Build America Mutual Assurance Insured)	1,000,000	1,175,190
Pittsburgh School District:
Series 2012 A, 5% 9/1/21 (FSA Insured)	4,000,000	4,692,480
Series 2014 A, 5% 9/1/23	1,000,000	1,194,770
Series 2015:
4% 9/1/19 (FSA Insured)	895,000	975,863
5% 9/1/20 (FSA Insured)	1,050,000	1,208,025
5% 9/1/21 (FSA Insured)	730,000	858,444
5% 9/1/22 (FSA Insured)	885,000	1,059,743
5% 9/1/23 (FSA Insured)	1,085,000	1,320,499
South Fork Muni. Auth. Hosp. Rev. (Conemaugh Health Sys. Proj.) Series 2010, 5.25% 7/1/23 (Pre-Refunded to 7/1/20 @ 100)	1,000,000	1,171,400
Southcentral Pennsylvania Gen. Auth. Rev.:
Series 2015:
4% 12/1/30	1,010,000	1,053,147
5% 12/1/25	1,285,000	1,483,854
5% 12/1/27	1,480,000	1,676,056
5% 12/1/29	1,000,000	1,119,350
6% 6/1/25	1,080,000	1,195,344
6% 6/1/25 (Pre-Refunded to 6/1/18 @ 100)	1,420,000	1,574,879
State Pub. School Bldg. Auth. College Rev.:
(Delaware County Cmnty. College Proj.) Series 2008, 5% 10/1/20 (Pre-Refunded to 4/1/18 @ 100)	1,000,000	1,083,540
(Montgomery County Cmnty. College Proj.) Series 2008:
5% 5/1/27 (Pre-Refunded to 5/1/18 @ 100)	1,775,000	1,929,052
5% 5/1/28 (Pre-Refunded to 5/1/18 @ 100)	1,000,000	1,086,790
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. (Univ. Cap. Proj.):
Series 2000 B, 5.25% 9/15/34	2,000,000	2,254,440
Series 2007 B, 5.25% 9/15/28	2,500,000	2,836,100
Series 2009 B, 5% 9/15/28	2,000,000	2,216,760
West Shore Area Auth. Hosp. Rev.:
(Holy Spirit Hosp. Charity Proj.) Series 2011 B, 6% 1/1/28	7,375,000	8,984,520
Series 2011 B, 5.75% 1/1/41	1,500,000	1,745,985
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 A:
5% 7/1/19	1,000,000	1,082,150
5% 7/1/25	4,465,000	5,070,901
5.25% 7/1/20	1,000,000	1,106,940
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series 2001 A:
0% 8/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	4,717,150
0% 8/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,292,175
0% 8/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,550,000	5,645,445

TOTAL PENNSYLVANIA		442,690,733

Pennsylvania, New Jersey - 1.5%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev.:
Series 2012 A:
5% 7/1/22	500,000	600,215
5% 7/1/23	1,000,000	1,197,810
Series A, 5% 7/1/27 (Pre-Refunded to 7/1/17 @ 100)	1,425,000	1,501,352
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2010 D, 5% 1/1/30	3,500,000	3,949,155

TOTAL PENNSYLVANIA, NEW JERSEY		7,248,532

TOTAL MUNICIPAL BONDS
(Cost $424,110,995)		452,477,521
TOTAL INVESTMENT PORTFOLIO - 93.9%
(Cost $424,110,995)		452,477,521
NET OTHER ASSETS (LIABILITIES) - 6.1%		29,637,182
NET ASSETS - 100%		$482,114,703

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Other Information

Income Tax Information

At March 31, 2016, the cost of investment securities for income tax purposes was $424,098,500. Net unrealized appreciation aggregated $28,379,021, of which $28,392,039 related to appreciated investment securities and $13,018 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Minnesota Municipal Income Fund

March 31, 2016

MNF-QTLY-0516
1.814649.111

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.4%
	Principal Amount	Value
Guam - 0.9%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2006 A, 5% 10/1/23	1,500,000	1,521,930
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
5% 10/1/17 (a)	$800,000	$839,864
6.25% 10/1/34 (a)	850,000	1,024,956
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/21 (FSA Insured)	1,100,000	1,281,357

TOTAL GUAM		4,668,107

Minnesota - 98.3%
Alexandria Independent School District #206 Gen. Oblig. (Minnesota School District Cr. Enhancement Prog.) Series 2008 A, 5% 2/1/17 (FSA Insured)	1,000,000	1,036,360
Anoka-Hennepin Independent School District 11 Series 2014 A:
5% 2/1/23	805,000	973,688
5% 2/1/24	1,110,000	1,357,186
5% 2/1/25	1,015,000	1,230,353
5% 2/1/26	1,220,000	1,463,244
5% 2/1/27	1,285,000	1,523,959
5% 2/1/28	1,345,000	1,586,697
5% 2/1/29	1,415,000	1,653,923
5% 2/1/34	1,800,000	2,056,014
Breckenridge Gen. Oblig. (Catholic Health Initiatives Proj.) Series 2004 A, 5% 5/1/30	4,575,000	4,588,085
Burnsville-Eagan-Savage Independent School District #191 Gen. Oblig. (Minnesota School District Cr. Enhancement Prog.) Series 2007 A, 5% 2/1/17 (FSA Insured)	525,000	544,089
Chaska Elec. Rev.:
Series 2015 A:
5% 10/1/27	1,665,000	2,031,983
5% 10/1/29	785,000	946,922
5% 10/1/26	1,000,000	1,228,990
Chaska Independent School District #112 Gen. Oblig.:
(Cr. Enhancement Prog.):
Series 2012 A:
5% 2/1/19	4,090,000	4,559,859
5% 2/1/22	4,975,000	6,003,880
Series 2013 A, 4% 2/1/19	4,550,000	4,946,123
(Minnesota School District Cr. Enhancement Prog.) Series 2016 A:
5% 2/1/30	1,400,000	1,733,368
5% 2/1/31	3,600,000	4,428,756
(School Bldg. Proj.) Series 2007 A, 5% 2/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	750,000	777,270
Series 2009 A, 5% 2/1/17	1,000,000	1,036,360
Cloquet Independent School District #94 Series 2015 B:
5% 2/1/28	3,030,000	3,715,022
5% 2/1/31	1,245,000	1,494,374
Ctr. City Health Care Facilities (Hazelden Betty Ford Foundation Proj.) Series 2014:
5% 11/1/23	775,000	938,215
5% 11/1/25	250,000	302,023
5% 11/1/26	500,000	600,600
5% 11/1/27	400,000	476,724
Duluth Gen. Oblig. Series 2016 A:
5% 2/1/31	1,495,000	1,831,809
5% 2/1/32	2,130,000	2,595,299
Duluth Independent School District #709 Ctfs. of Prtn. Series 2009 B:
4% 3/1/17	1,495,000	1,529,026
4% 3/1/18	1,235,000	1,288,970
5% 3/1/30	2,535,000	2,637,693
Hennepin County Sales Tax Rev. (Ballpark Proj.) Series 2007 A, 5% 12/15/24	1,000,000	1,071,410
Jordan Ind. School District Series 2014 A:
5% 2/1/28	1,000,000	1,200,280
5% 2/1/29	1,000,000	1,193,220
5% 2/1/30	1,245,000	1,476,819
Lakeville Independent School District #194 Series 2012 D, 5% 2/1/20	1,570,000	1,794,730
Maple Grove Health Care Facilities Series 2015:
4% 9/1/35	1,250,000	1,294,613
5% 9/1/28	695,000	817,501
5% 9/1/30	1,500,000	1,745,565
5% 9/1/31	1,300,000	1,503,593
5% 9/1/32	1,000,000	1,149,550
Maple Grove Health Care Sys. Rev. (Maple Grove Hosp. Corp. Proj.) Series 2007:
5% 5/1/16	1,000,000	1,002,930
5.25% 5/1/24	1,500,000	1,560,570
5.25% 5/1/25	2,000,000	2,079,020
5.25% 5/1/28	3,720,000	3,858,049
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev.:
(Children's Health Care Proj.):
Series 1995 B, 5% 8/15/25 (FSA Insured)	3,000,000	3,429,330
Series 2010 A, 5.25% 8/15/25	1,000,000	1,160,470
(Children's Hospitals and Clinics Proj.) Series 2004 A1, 5% 8/15/34 (FSA Insured)	500,000	561,000
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2007 A, 5% 1/1/21	5,000,000	5,158,900
Series 2007 B, 5% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,065,220
Series 2010 D, 5% 1/1/17 (a)	4,155,000	4,291,118
Series 2012 B:
5% 1/1/26	1,250,000	1,461,938
5% 1/1/27	1,500,000	1,746,330
Series 2014 A:
5% 1/1/26	3,015,000	3,648,391
5% 1/1/28	4,000,000	4,802,320
5% 1/1/29	2,150,000	2,572,776
5% 1/1/30	2,000,000	2,374,520
5% 1/1/31	6,020,000	7,058,932
Series B, 5% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,830,000	2,920,136
Minneapolis Health Care Sys. Rev.:
Series 2015 A:
5% 11/15/27 (FSA Insured)	850,000	1,028,109
5% 11/15/28	1,000,000	1,201,970
5% 11/15/29	1,000,000	1,192,600
5% 11/15/30	1,000,000	1,185,160
5% 11/15/31	3,665,000	4,316,527
5% 11/15/32	2,200,000	2,572,966
6.5% 11/15/38	2,960,000	3,288,353
6.5% 11/15/38 (Pre-Refunded to 11/15/18 @ 100)	540,000	618,613
Minnesota 911 Rev.:
(Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/21 (Assured Guaranty Corp. Insured)	2,220,000	2,506,225
5% 6/1/21	2,000,000	2,256,540
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1:
5% 2/15/17 (Assured Guaranty Corp. Insured)	1,975,000	2,046,712
5% 2/15/30 (Assured Guaranty Corp. Insured)	3,750,000	4,186,650
5.25% 2/15/23 (Assured Guaranty Corp. Insured)	1,660,000	1,893,994
5.5% 2/15/25 (Assured Guaranty Corp. Insured)	2,500,000	2,867,650
Minnesota Gen. Oblig.:
Series 2008 A, 5% 6/1/21 (Pre-Refunded to 6/1/18 @ 100)	3,300,000	3,597,066
Series 2010 A, 5% 8/1/27	5,000,000	5,793,300
Series 2010 D:
5% 8/1/21	1,000,000	1,163,710
5% 8/1/22	5,000,000	5,816,250
5% 8/1/23	10,000,000	11,627,900
Series 2011 B:
5% 10/1/24	2,500,000	2,981,175
5% 10/1/30	3,000,000	3,525,330
Series 2013 A, 5% 8/1/25	3,780,000	4,703,000
Series 2013 D, 5% 10/1/23	1,100,000	1,375,286
Series 2015 A, 5% 8/1/33	1,900,000	2,340,724
5% 8/1/22 (Pre-Refunded to 8/1/17 @ 100)	2,545,000	2,688,411
5% 8/1/22 (Pre-Refunded to 8/1/17 @ 100)	55,000	58,099
5% 8/1/24	4,780,000	5,807,939
5% 8/1/24 (Pre-Refunded to 8/1/22 @ 100)	220,000	268,948
5% 11/1/26 (Pre-Refunded to 11/1/16 @ 100)	790,000	810,516
Minnesota Higher Ed. Facilities Auth. Rev.:
(College of St. Scholastica, Inc. Proj.) Series Seven-H, 5.25% 12/1/35	1,000,000	1,108,020
(Gustovus Adolphus College Proj.) Series Seven-B:
5% 10/1/22	2,250,000	2,529,788
5% 10/1/23	1,000,000	1,123,980
(Hamline Univ. Proj.) Series Seven-E:
5% 10/1/17	1,565,000	1,642,984
5% 10/1/19	1,000,000	1,092,830
(Univ. of St. Thomas Proj.):
Series Seven-A, 5% 10/1/39	1,650,000	1,822,458
Series Six-I, 5% 4/1/23	1,000,000	1,000,800
Series Six-X, 5.25% 4/1/39 (Pre-Refunded to 4/1/17 @ 100)	1,500,000	1,568,205
Series 2015 8J, 5% 3/1/24	1,000,000	1,237,300
Series 8 L:
5% 4/1/28	920,000	1,127,662
5% 4/1/29	500,000	608,900
5% 4/1/35	500,000	589,070
Series Eight J, 5% 3/1/26	1,015,000	1,245,527
Series G8, 5% 12/1/31	1,000,000	1,201,840
Series Seven-Q:
5% 10/1/17	495,000	523,279
5% 10/1/18	400,000	435,204
5% 10/1/19	780,000	872,461
5% 10/1/20	1,140,000	1,295,576
5% 3/1/21	940,000	975,541
5% 3/1/21 (Pre-Refunded to 3/1/17 @ 100)	1,375,000	1,428,653
5% 3/1/22	1,030,000	1,068,852
5% 3/1/22 (Pre-Refunded to 3/1/17 @ 100)	1,505,000	1,563,725
5% 3/1/27	500,000	609,040
Minnesota Hsg. Fin. Agcy. Series 2015 A:
5% 8/1/29	1,000,000	1,191,720
5% 8/1/30	1,000,000	1,183,460
5% 8/1/31	1,000,000	1,179,350
5% 8/1/32	1,000,000	1,175,260
5% 8/1/33	1,000,000	1,171,990
Minnesota Muni. Pwr. Agcy. Elec. Rev.:
Series 2007, 5.25% 10/1/22	1,000,000	1,063,570
Series 2014 A:
5% 10/1/25	200,000	245,230
5% 10/1/26	830,000	1,009,778
Series 2014:
5% 10/1/26	630,000	766,458
5% 10/1/27	750,000	905,993
5% 10/1/30	1,000,000	1,190,150
Minnesota Pub. Facilities Auth. Rev.:
Series 2016 A, 5% 3/1/29	5,000,000	6,244,950
5% 3/1/30	5,150,000	6,390,841
Minnesota State Colleges & Univs. Board of Trustees Rev.:
Series 2009 A:
4% 10/1/18	1,490,000	1,606,503
4% 10/1/19	1,550,000	1,712,983
4% 10/1/20	1,580,000	1,746,137
Series 2011 A, 5% 10/1/30	1,495,000	1,748,223
Series 2013 A:
4% 10/1/18	2,210,000	2,382,800
4% 10/1/19	2,300,000	2,541,845
4% 10/1/20	2,385,000	2,677,091
Minnesota State Gen. Fdg. Rev.:
Series 2012 B:
5% 3/1/27	12,840,000	15,250,697
5% 3/1/28	4,275,000	5,067,072
5% 3/1/29	2,250,000	2,661,323
5% 6/1/27	5,000,000	6,006,400
5% 6/1/38	5,000,000	5,667,000
Northern Muni. Pwr. Agcy. Elec. Sys. Rev.:
Series 2010 A1:
5% 1/1/19	3,010,000	3,328,398
5% 1/1/20	2,100,000	2,381,799
Series 2013 A:
5% 1/1/23	850,000	1,020,077
5% 1/1/24	650,000	770,998
5% 1/1/25	975,000	1,147,760
5% 1/1/31	1,740,000	1,989,603
Series A, 5% 1/1/18 (Assured Guaranty Corp. Insured)	3,180,000	3,400,978
Northfield Hosp. Rev. Series 2006:
5.375% 11/1/26	1,000,000	1,022,800
5.5% 11/1/16	1,025,000	1,044,168
Ramsey County Gen. Oblig. Series 2012 B:
5% 2/1/19	1,585,000	1,767,560
5% 2/1/20	1,635,000	1,879,629
5% 2/1/21	1,350,000	1,595,889
Rochester Elec. Util. Rev.:
Series 2007 C:
5% 12/1/30	705,000	724,500
5% 12/1/30 (Pre-Refunded to 12/1/16 @ 100)	1,295,000	1,332,296
Series 2013 B:
5% 12/1/26	570,000	691,706
5% 12/1/27	275,000	331,983
5% 12/1/28	275,000	331,334
5% 12/1/43	1,000,000	1,146,900
Rochester Health Care Facilities Rev.:
(Mayo Clinic Proj.) Series 2008 E, 5% 11/15/38	4,000,000	4,500,040
(Mayo Foundation Proj.) Series 2006, 5% 11/15/36	2,000,000	2,010,420
(Olmsted Med. Ctr. Proj.) Series 2013:
5% 7/1/17	650,000	681,265
5% 7/1/18	685,000	740,732
5% 7/1/21	790,000	915,397
5% 7/1/22	350,000	409,273
5% 7/1/24	300,000	355,476
5% 7/1/27	245,000	283,213
5% 7/1/28	225,000	258,174
5% 7/1/33	1,225,000	1,374,830
Bonds:
(Mayo Clinic Proj.):
Series 2011, 4%, tender 11/15/18 (b)	2,475,000	2,663,867
Series B, 4%, tender 11/15/18 (b)	3,000,000	3,222,510
(Mayo Foundation Proj.) Series C, 4.5%, tender 11/15/21 (b)	1,100,000	1,279,509
Saint Cloud Health Care Rev.:
(CentraCare Health Sys. Proj.) Series 2010 A, 5.125% 5/1/30	5,005,000	5,676,621
Series 2014 B, 5% 5/1/22	1,950,000	2,318,511
Saint Paul Hsg. & Redev. Auth. Hosp. Rev.:
(Healtheast Care Sys. Proj.) Series 2015 A, 5% 11/15/27	2,515,000	2,948,259
(HealthEast Care Sys. Proj.) Series 2015 A, 5% 11/15/29	1,750,000	2,027,638
(HealthEast Care Sys. Proj.) Series 2015 A, 5% 11/15/30	1,585,000	1,829,328
Saint Paul Port Auth. Series 2007-2, 5% 3/1/37	1,500,000	1,550,745
Saint Paul Port Auth. Lease Rev.:
(Regions Hosp. Package Proj.) Series 2007-1, 5% 8/1/16	500,000	506,245
Series 2013, 5% 12/1/21	4,900,000	5,841,143
Saint Paul Sales Tax Rev. Series 2014 G:
5% 11/1/26	1,000,000	1,218,520
5% 11/1/28	1,000,000	1,198,630
Shakopee Health Care Facilities Rev. Series 2014:
5% 9/1/23	1,895,000	2,248,626
5% 9/1/24	1,000,000	1,195,980
5% 9/1/25	1,345,000	1,597,335
5% 9/1/26	575,000	677,632
5% 9/1/28	1,000,000	1,160,480
5% 9/1/34	1,040,000	1,157,520
Shakopee Independent School District #720:
Series 2012, 5% 2/1/21	1,000,000	1,175,970
Series 2013 A, 5% 2/1/19	2,940,000	3,272,514
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
(Cap. Appreciation) Series 1994 A:
0% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,210,000	6,021,278
0% 1/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	14,670,000	13,660,557
0% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,165,000	2,516,080
Series 2009 A:
5.25% 1/1/30 (Pre-Refunded to 1/1/19 @ 100)	2,000,000	2,236,560
5.5% 1/1/24 (Pre-Refunded to 1/1/19 @ 100)	500,000	562,515
Series 2015 A:
5% 1/1/28	1,000,000	1,235,330
5% 1/1/34	1,695,000	2,015,643
5% 1/1/36	1,000,000	1,178,880
5% 1/1/41	1,000,000	1,161,360
0% 1/1/18 (AMBAC Insured)	125,000	122,956
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.):
Series 2008 C, 5.5% 7/1/17 (Escrowed to Maturity)	535,000	566,613
Series 2009, 5.75% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	9,015,000	10,385,550
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev.:
(Allina Health Sys. Proj.):
Series 2007 A, 5% 11/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,100,000	2,237,739
Series 2009 A1, 5.25% 11/15/29	3,000,000	3,397,350
(HealthPartners Oblig. Group Proj.) Series 2006:
5% 5/15/16 (Escrowed to Maturity)	345,000	346,818
5.25% 5/15/17 (Pre-Refunded to 11/15/16 @ 100)	590,000	607,075
Series 2007 A, 5% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,725,000	1,841,024
Series 2009 A2, 5.5% 11/15/24	2,000,000	2,305,300
Series 2015 A:
5% 7/1/29	5,000,000	5,966,150
5% 7/1/30	5,000,000	5,939,050
Univ. of Minnesota Gen. Oblig.:
Series 2009 A:
5% 4/1/23	200,000	223,940
5.125% 4/1/34	1,000,000	1,111,770
5.25% 4/1/29	1,000,000	1,125,470
Series 2009 C, 5% 12/1/21	1,000,000	1,126,930
Series 2011 D:
5% 12/1/23	1,180,000	1,413,734
5% 12/1/26	1,020,000	1,220,206
5% 12/1/36	2,085,000	2,437,302
Series 2016:
5% 4/1/37 (c)	1,125,000	1,360,710
5% 4/1/41 (c)	2,000,000	2,391,860
Univ. of Minnesota Spl. Purp. Rev.:
(Biomedical Science Research Facilities Fdg. Prog.) Series 2013 C, 5% 8/1/38	5,275,000	6,098,744
(State Supported Biomedical Science Research Facilities Fdg. Prog.) Series 2011 B, 5% 8/1/25	2,095,000	2,484,021
Virginia Hsg. & Redev. Auth. Health Care Facility Lease Rev. Series 2005, 5.25% 10/1/25	440,000	441,518
West Saint Paul Independent School District #197 Series 2012 A, 4% 2/1/24	3,530,000	4,001,220
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev.:
Series 2012 A:
5% 1/1/26	5,000,000	5,951,550
5% 1/1/27	2,150,000	2,545,751
5% 1/1/30	1,000,000	1,170,350
Series 2014 A:
5% 1/1/31	1,750,000	2,074,975
5% 1/1/35	1,595,000	1,854,427
5% 1/1/40	1,500,000	1,720,245
5% 1/1/46	10,000,000	11,379,100
Series 2015 A, 5% 1/1/31	1,820,000	2,225,168

TOTAL MINNESOTA		512,161,937

Virgin Islands - 0.2%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/25	1,000,000	1,091,430
TOTAL MUNICIPAL BONDS
(Cost $490,324,266)		517,921,474
TOTAL INVESTMENT PORTFOLIO - 99.4%
(Cost $490,324,266)		517,921,474
NET OTHER ASSETS (LIABILITIES) - 0.6%		3,217,628
NET ASSETS - 100%		$521,139,102

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Other Information

Income Tax Information

At March 31, 2016, the cost of investment securities for income tax purposes was $490,318,212. Net unrealized appreciation aggregated $27,603,262, of which $27,741,708 related to appreciated investment securities and $138,446 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Municipal Income Fund

March 31, 2016

HIY-QTLY-0516
1.815010.111

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.1%
	Principal Amount (000s)	Value (000s)
Alabama - 0.2%
Birmingham Gen. Oblig. Series 2013 A, 0% 3/1/32 (a)	3,500	3,806
Montgomery Med. Clinic Facilities:
4% 3/1/36	$500	$506
5% 3/1/33	4,000	4,481
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5.75% 9/1/22	3,000	3,339

TOTAL ALABAMA		12,132

Alaska - 0.3%
Alaska Gen. Oblig. Series 2016:
5% 8/1/31	1,885	2,271
5% 8/1/32	5,615	6,729
Alaska Int'l. Arpts. Revs. Series 2016 B, 5% 10/1/35 (b)	8,000	9,123

TOTAL ALASKA		18,123

Arizona - 1.9%
Arizona Ctfs. of Prtn. Series 2010 A:
5% 10/1/18 (FSA Insured)	2,670	2,936
5.25% 10/1/20 (FSA Insured)	8,000	9,060
5.25% 10/1/26 (FSA Insured)	2,570	2,901
5.25% 10/1/28 (FSA Insured)	8,345	9,396
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2007 B, 1.22%, tender 1/1/37 (c)	3,000	2,688
Series 2008 D:
5.5% 1/1/38	12,000	12,866
6% 1/1/27	2,600	2,823
Arizona State Lottery Rev. Series 2010 A, 5% 7/1/21 (FSA Insured)	5,800	6,603
Glendale Gen. Oblig. Series 2015, 4% 7/1/20 (FSA Insured)	2,600	2,851
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/18 (AMBAC Insured)	1,660	1,714
Marana Muni. Property Corp. Facilities Rev. Series 2008 A, 5% 7/1/21	1,580	1,725
Maricopa County Indl. Dev. Auth. Hosp. Facilities Rev. (Samaritan Health Svcs. Proj.) Series 1990 A, 7% 12/1/16 (Escrowed to Maturity)	270	281
Maricopa County Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2000 A, 5% 6/1/35	3,600	4,041
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5.25% 7/1/39	4,800	5,189
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 5.5% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	12,000	15,932
Phoenix Civic Impt. Corp. Excise Tax Rev. Series 2011 C:
5% 7/1/22	1,000	1,191
5% 7/1/23	2,000	2,379
Pima County Swr. Sys. Rev.:
Series 2011 B, 5% 7/1/22	1,500	1,767
Series 2012 A:
5% 7/1/24	1,140	1,379
5% 7/1/26	1,000	1,204
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2009 A, 5% 1/1/26	700	775
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007:
5.25% 12/1/21	3,500	4,087
5.5% 12/1/29	7,900	9,957
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2006 C, 5% 9/1/35 (FSA Insured)	845	954
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 6% 7/1/39 (Pre-Refunded to 7/1/21 @ 100)	3,000	3,696

TOTAL ARIZONA		108,395

California - 14.4%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 B, 6.25% 8/1/39	2,800	3,238
ABC Unified School District Series 1997 C, 0% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,925	2,769
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44 (Pre-Refunded to 4/1/19 @ 100)	6,350	7,243
Cabrillo Unified School District Series A, 0% 8/1/20 (AMBAC Insured)	4,275	3,832
California Edl. Facilities Auth. Rev. (Loyola Marymount Univ. Proj.) Series 2001 A:
0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,140	2,135
0% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	2,022
0% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	4,391
California Gen. Oblig.:
Bonds 3%, tender 12/1/19 (c)	22,700	24,107
Series 2006, 5% 9/1/33 (Pre-Refunded to 9/1/16 @ 100)	5,580	5,683
Series 2007, 5.625% 5/1/20	120	120
5% 3/1/19	1,800	1,946
5% 8/1/19 (Pre-Refunded to 2/1/17 @ 100)	8,310	8,607
5% 8/1/20 (Pre-Refunded to 2/1/17 @ 100)	5,355	5,545
5% 10/1/22	2,300	2,615
5% 11/1/22	3,100	3,307
5% 12/1/22	6,800	7,277
5% 11/1/24	1,600	1,705
5% 9/1/35 (Pre-Refunded to 9/1/16 @ 100)	555	565
5.25% 9/1/23	24,300	29,422
5.25% 12/1/33	160	161
5.25% 4/1/35	12,000	14,258
5.25% 3/1/38	9,000	9,692
5.25% 11/1/40	3,200	3,704
5.5% 8/1/27	14,700	16,283
5.5% 4/1/28	10	10
5.5% 8/1/29	9,850	10,898
5.5% 4/1/30	5	5
5.5% 3/1/40	5,900	6,811
5.6% 3/1/36	2,550	2,959
5.75% 4/1/31	5,020	5,719
6% 3/1/33	23,800	28,176
6% 4/1/38	19,600	22,398
6% 11/1/39	10,020	11,720
6.5% 4/1/33	7,900	9,161
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2009 E, 5.625% 7/1/25	10,000	11,470
(St. Joseph Health Sys. Proj.) Series 2009 A, 5.75% 7/1/39	6,800	7,740
(Stanford Hosp. & Clinics Proj.) Series 2010 B, 5.75% 11/15/31	12,500	15,069
California Pub. Works Board Lease Rev.:
(Coalinga State Hosp. Proj.) Series 2013 E:
5% 6/1/27	6,730	8,060
5% 6/1/28	6,175	7,368
(Monterey Bay Campus Library Proj.) Series 2009 D, 6.25% 4/1/34	7,280	8,352
(Office of Emergency Svcs. Proj.) Series 2007 A:
5% 3/1/21	3,515	3,645
5% 3/1/22	1,695	1,758
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	2,825	3,245
(Univ. Proj.) Series 2011 B, 5.25% 10/1/26	2,515	2,997
(Various Cap. Projs.):
Series 2011 A:
5% 10/1/27	10,000	11,757
5.25% 10/1/26	5,000	5,964
Series 2012 A:
5% 4/1/25	4,700	5,642
5% 4/1/26	13,495	16,156
Series 2012 G, 5% 11/1/25	4,000	4,804
(Various Judicial Council Projects) Series 2011 D:
5% 12/1/22	4,100	4,895
5% 12/1/23	7,355	8,755
Series 2009 G1, 5.75% 10/1/30	2,500	2,866
Series 2009 I:
6.125% 11/1/29	1,600	1,865
6.375% 11/1/34	4,600	5,426
Series 2010 A, 5.75% 3/1/30	4,900	5,665
California State Univ. Rev. Series 2009 A, 6% 11/1/40	5,000	5,707
California Statewide Cmntys. Dev. Auth. Rev.:
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	5,000	5,493
(Sutter Health Proj.) Series 2011 A, 6% 8/15/42	11,700	14,016
Encinitas Union School District Series 1996:
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,263
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,810	2,554
Fontana Unified School District Gen. Oblig. 5% 5/1/19 (Assured Guaranty Corp. Insured)	1,300	1,463
Long Beach Unified School District Series A:
5.5% 8/1/28	3,810	4,376
5.5% 8/1/29	2,000	2,296
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005:
5% 9/1/18 (AMBAC Insured)	1,000	1,003
5% 9/1/19 (AMBAC Insured)	2,545	2,553
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C:
5% 3/1/23	5,335	6,427
5% 3/1/27	2,000	2,368
Los Angeles Wastewtr. Sys. Rev. Series 2009 A:
5.75% 6/1/34	4,325	4,957
5.75% 6/1/34 (Pre-Refunded to 6/1/19 @ 100)	5,390	6,209
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	3,000	3,344
Monrovia Unified School District Series B, 0% 8/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,525	2,903
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. Series 2007, 5% 8/1/19 (AMBAC Insured)	2,320	2,440
North City West School Facilities Fing. Auth. Spl. Tax Series C, 5% 9/1/19 (AMBAC Insured)	3,015	3,392
Oakland Gen. Oblig.:
Series 2009 B, 6% 1/15/34 (Pre-Refunded to 1/15/19 @ 100)	2,500	2,855
Series 2012:
5% 1/15/26	4,535	5,271
5% 1/15/28	4,345	5,026
5% 1/15/29	5,370	6,201
Oakland Unified School District Alameda County:
Series 2009 A, 6.5% 8/1/22	2,320	2,700
Series 2015 A:
5% 8/1/25 (FSA Insured)	2,400	2,989
5% 8/1/26	1,025	1,246
5% 8/1/27 (FSA Insured)	1,160	1,419
5% 8/1/29	1,750	2,077
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A:
5% 2/1/19	4,190	4,659
5% 2/1/24	8,200	9,600
Port of Oakland Rev.:
Series 2007 B, 5% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,000	7,450
Series 2012 P:
5% 5/1/23 (d)	6,455	7,585
5% 5/1/24 (d)	9,900	11,603
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	4,900	2,900
Series B:
0% 8/1/37	7,800	3,676
0% 8/1/38	10,200	4,599
0% 8/1/39	20,100	8,627
0% 8/1/40	3,000	1,227
0% 8/1/41	13,610	5,299
Poway Unified School District Pub. Fing.:
5% 9/1/26	1,275	1,511
5% 9/1/29	2,650	3,058
5% 9/1/31	1,200	1,364
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (FGIC Insured)	4,200	3,090
Sacramento Muni. Util. District Elec. Rev. Series 2012 Y, 5% 8/15/26	10,000	12,190
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	2,800	3,138
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/25	10,425	12,421
San Diego Unified School District:
Series 2008 C:
0% 7/1/34	3,600	1,885
0% 7/1/39	9,650	3,978
0% 7/1/41	21,370	8,042
Series 2008 E:
0% 7/1/47 (a)	7,400	4,195
0% 7/1/49	25,500	6,966
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2014 A, 5% 5/1/44 (d)	12,800	14,360
San Joaquin County Ctfs. of Prtn. (County Administration Bldg. Proj.) Series 2007, 5% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,495	3,719
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A:
5% 6/1/27	4,610	5,487
5% 6/1/30	16,190	19,094
5% 6/1/31	11,785	13,839
San Marcos Unified School District:
Series 2010 A, 5% 8/1/38	5,150	5,818
Series 2010 B, 0% 8/1/47	18,400	5,021
San Mateo County Cmnty. College District Series A, 0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,430	4,289
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,815	2,643
Sonoma County Jr. College District Rev. Series 2002, 5% 8/1/28 (FSA Insured)	490	492
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (Pre-Refunded to 8/1/18 @ 100)	45,225	50,279
Union Elementary School District:
Series A, 0% 9/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,750	1,672
Series B, 0% 9/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,315
Univ. of California Regents Med. Ctr. Pool Rev. Series 2013 J, 5% 5/15/48	4,000	4,525
Univ. of California Revs.:
(UCLA Med. Ctr. Proj.) Series B, 5.5% 5/15/17 (AMBAC Insured)	2,545	2,548
Series O:
5.25% 5/15/39	2,010	2,242
5.25% 5/15/39 (Pre-Refunded to 5/15/19 @ 100)	390	441
Washington Township Health Care District Gen. Oblig. Series 2013 A, 5.5% 8/1/38	4,500	5,430
Washington Township Health Care District Rev.:
Series 2007 A:
5% 7/1/18	1,185	1,237
5% 7/1/27	1,840	1,914
Series 2009 A, 5.75% 7/1/24	1,750	1,954
Series 2010 A, 5.5% 7/1/38	3,815	4,070
West Contra Costa Unified School District:
(Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Pre-Refunded to 8/1/18 @ 100)	3,850	4,280
Series 2012:
5% 8/1/24	3,625	4,375
5% 8/1/25	10,000	12,003

TOTAL CALIFORNIA		808,641

Colorado - 0.7%
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.):
Series B, 0% 7/15/20 (Escrowed to Maturity)	5,800	5,464
0% 7/15/22 (Escrowed to Maturity)	15,700	14,100
Colorado Health Facilities Auth. Rev. (Parkview Episcopal Med. Ctr. Proj.) Series B:
5% 9/1/19	1,115	1,180
5% 9/1/22	1,500	1,590
Denver City & County Arpt. Rev. Series 2007 E, 5% 11/15/32 (AMBAC Insured)	2,500	2,655
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	12,075	11,134
Series 2010 C, 5.375% 9/1/26	1,000	1,121

TOTAL COLORADO		37,244

Delaware - 0.1%
Delaware Trans. Auth. (U.S. 301 Proj.) Series 2015, 5% 6/1/55	4,800	5,477
District Of Columbia - 0.9%
District of Columbia Hosp. Rev. (Sibley Memorial Hosp. Proj.) Series 2009, 6.375% 10/1/39 (Pre-Refunded to 10/1/19 @ 100)	8,140	9,649
District of Columbia Rev. Series B, 4.75% 6/1/32	2,200	2,447
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 2009 B:
0% 10/1/33 (Assured Guaranty Corp. Insured)	15,000	7,860
0% 10/1/34 (Assured Guaranty Corp. Insured)	15,000	7,492
0% 10/1/35 (Assured Guaranty Corp. Insured)	33,975	16,158
0% 10/1/39 (Assured Guaranty Corp. Insured)	5,030	1,970
Washington D.C. Metropolitan Transit Auth. Rev. Series 2009 A:
5.25% 7/1/27	4,390	4,937
5.25% 7/1/28	1,500	1,685

TOTAL DISTRICT OF COLUMBIA		52,198

Florida - 13.8%
Alachua County Health Facilities Auth. Health Facilities Rev. (Avmed/Santa Fe Health Care Sys. Proj.) Series 1993, 6.05% 11/15/16 (Escrowed to Maturity)	1,055	1,091
Boynton Beach Util. Sys. Rev. Series 2002, 5.5% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,300	3,776
Brevard County School Board Ctfs. of Prtn. Series 2015 C:
5% 7/1/25	2,000	2,462
5% 7/1/26	1,000	1,224
5% 7/1/28	1,745	2,103
Broward County Arpt. Sys. Rev.:
Series 2012 Q1, 5% 10/1/25	5,215	6,205
Series A:
5% 10/1/28 (d)	2,500	2,965
5% 10/1/30 (d)	3,500	4,096
5% 10/1/31 (d)	2,000	2,332
5% 10/1/32 (d)	2,400	2,785
Broward County School Board Ctfs. of Prtn.:
Series 2007 A, 5% 7/1/19 (Pre-Refunded to 7/3/17 @ 100)	3,700	3,899
Series 2012 A:
5% 7/1/23	21,020	24,945
5% 7/1/27	5,695	6,609
Series 2015 A:
5% 7/1/24	1,915	2,357
5% 7/1/26	7,200	8,843
Series 2015 B:
5% 7/1/24	1,940	2,388
5% 7/1/25	2,355	2,921
Citizens Property Ins. Corp.:
Series 2011 A1:
5% 6/1/19	1,715	1,918
5% 6/1/20	3,000	3,441
Series 2012 A1, 5% 6/1/21	8,400	9,840
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011, 6.25% 10/1/39	24,450	28,965
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/32	12,225	14,401
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/20	12,400	14,392
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2006 C, 5% 6/1/29	4,500	4,757
Series 2011 E, 5% 6/1/24	6,600	7,799
Series 2011 F, 5% 6/1/23	6,070	7,193
Series A, 5.5% 6/1/38	2,000	2,202
Florida Dept. of Children and Family Svcs. Ctfs. of Prtn. (South Florida Evaluation Treatment Ctr. Proj.):
5% 10/1/16	2,025	2,032
5% 10/1/17	2,130	2,137
Florida Dept. of Trans. Rev. Series 2005 A:
5% 7/1/17	3,360	3,372
5% 7/1/18	3,320	3,331
Florida Dev. Fin. Corp. Healthcare Facility Rev. 6% 2/1/33	5,700	6,534
Florida Gen. Oblig.:
Series 2008 A, 5.25% 7/1/37	3,000	3,182
Series 2011 B, 5% 7/1/23	10,175	12,070
Florida Mid-Bay Bridge Auth. Rev.:
Series 2015 A, 5% 10/1/35	5,400	6,077
Series 2015 C:
5% 10/1/30	3,270	3,728
5% 10/1/40	1,000	1,109
Florida Muni. Pwr. Agcy. Rev.:
(Requirements Pwr. Supply Proj.) Series 2016 A:
5% 10/1/30 (b)	1,835	2,226
5% 10/1/31 (b)	2,005	2,416
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	3,100	3,659
Series 2009 A, 6.25% 10/1/31 (Pre-Refunded to 10/1/19 @ 100)	3,000	3,532
Series 2015 B:
5% 10/1/28	1,000	1,215
5% 10/1/30	1,800	2,165
Florida Wtr. Poll. Cont. Fing. Corp. Rev. Series 2003, 5.25% 1/15/20	1,950	1,957
Gulf Breeze Util. Sys. Rev. Series 2004, 5% 10/1/16 (AMBAC Insured)	520	521
Halifax Hosp. Med. Ctr. Rev.:
4% 6/1/27	1,200	1,307
5% 6/1/25	1,285	1,544
5% 6/1/26	1,375	1,636
5% 6/1/46	2,510	2,796
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2006 G:
5.125% 11/15/17 (Pre-Refunded to 11/15/16 @ 100)	95	98
5.125% 11/15/19 (Pre-Refunded to 11/15/16 @ 100)	70	72
5.125% 11/15/19 (Pre-Refunded to 11/15/16 @ 100)	1,930	1,984
Series 2008 B, 6% 11/15/37	11,000	12,650
Hillsborough County Indl. Dev.:
(H Lee Moffitt Cancer Ctr. Proj.) Series A:
5% 7/1/17	1,930	2,028
5% 7/1/18	2,125	2,230
(Tampa Gen. Hosp. Proj.) Series 2006, 5.25% 10/1/41	8,525	8,681
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101)	4,900	6,073
Jacksonville Sales Tax Rev. Series 2012, 5% 10/1/24	5,500	6,588
Lake County School Board Ctfs. of Prtn. Series 2014 A:
5% 6/1/27 (FSA Insured)	1,000	1,190
5% 6/1/28 (FSA Insured)	1,000	1,184
5% 6/1/30 (FSA Insured)	1,650	1,927
Lee County Arpt. Rev. Series 2011 A, 5.375% 10/1/32 (d)	5,260	6,017
Miami Beach Wtr. & Swr. Rev. 5.5% 9/1/27 (AMBAC Insured)	6,000	6,020
Miami-Dade County Aviation Rev.:
Series 2010 A:
5.375% 10/1/41	5,800	6,636
5.5% 10/1/30	3,000	3,526
Series 2012 A:
5% 10/1/23 (d)	7,500	8,838
5% 10/1/24 (d)	9,050	10,574
5% 10/1/30 (d)	6,095	6,920
5% 10/1/31 (d)	2,500	2,823
Series 2014 A:
5% 10/1/28 (d)	4,000	4,700
5% 10/1/33 (d)	8,385	9,580
5% 10/1/36 (d)	12,740	14,382
5% 10/1/37	11,100	12,979
Series 2015 A:
5% 10/1/29 (d)	1,585	1,872
5% 10/1/31 (d)	1,330	1,552
5% 10/1/35 (d)	3,400	3,852
Miami-Dade County Cap. Asset Acquisition Series 2012 A, 5% 10/1/26	3,750	4,441
Miami-Dade County Expressway Auth.:
Series 2014 A, 5% 7/1/44	3,000	3,363
Series 2014 B:
5% 7/1/26	2,500	3,006
5% 7/1/27	1,750	2,087
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2008 A:
5% 8/1/18 (AMBAC Insured)	4,000	4,370
5% 8/1/20 (AMBAC Insured)	2,500	2,713
5% 8/1/21 (AMBAC Insured)	5,095	5,528
5% 8/1/22 (AMBAC Insured)	3,325	3,607
Series 2011 B, 5.625% 5/1/31	6,600	7,773
Series 2015 A:
5% 5/1/26	5,500	6,700
5% 5/1/28	17,710	21,268
Series 2015 B:
5% 5/1/26	8,500	10,354
5% 5/1/27	17,480	21,181
5% 5/1/28	14,465	17,371
Series 2016 A:
5% 5/1/30	3,900	4,679
5% 5/1/32	16,860	19,982
Series 2016 B, 5% 8/1/26	9,230	11,556
Miami-Dade County Transit Sales Surtax Rev. Series 2012:
5% 7/1/24	2,255	2,680
5% 7/1/42	1,900	2,160
Orange County Edl. Facilities Auth. Ed. Rev. (Rollins College Proj.):
5.25% 12/1/32 (AMBAC Insured)	1,350	1,441
5.25% 12/1/37 (AMBAC Insured)	1,365	1,452
Orange County Health Facilities Auth.:
(Orlando Health, Inc.) Series 2009, 5.125% 10/1/26	5,030	5,657
Series 2012 A, 5% 10/1/42	14,700	15,613
Series 2012 B, 5% 10/1/42	5,900	6,266
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.) Series 1996 A, 6.25% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,500	4,895
Orange County School Board Ctfs. of Prtn. Series 2015 C, 5% 8/1/30	8,500	10,218
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/22	2,500	3,009
Orlando Utils. Commission Util. Sys. Rev.:
Series 2009 B, 5% 10/1/33	3,700	4,090
Series 2012 A:
5% 10/1/23	2,300	2,852
5% 10/1/25	1,100	1,396
Series 2013 A, 5% 10/1/25	4,800	6,091
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2014:
5% 12/1/22	670	776
5% 12/1/23	1,000	1,164
5% 12/1/24	750	878
5% 12/1/25	500	579
Palm Beach County School Board Ctfs. of Prtn.:
Series 2014 B:
4% 8/1/20	5,000	5,566
5% 8/1/20	6,010	6,942
5% 8/1/24	3,500	4,322
Series 2015 D:
5% 8/1/28	4,035	4,922
5% 8/1/29	13,665	16,515
5% 8/1/30	14,105	16,904
5% 8/1/31	14,165	16,872
Palm Beach County Solid Waste Auth. Rev. Series 2011, 5% 10/1/24	11,100	13,262
Port Orange Gen. Oblig. 5% 4/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,015	2,021
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Series 2015:
5% 10/1/26	9,250	11,599
5% 10/1/29	4,000	4,907
5% 10/1/32	6,270	7,543
South Lake County Hosp. District (South Lake Hosp., Inc.):
Series 2009 A, 6.25% 4/1/39	3,300	3,693
Series 2010:
5% 10/1/25	4,140	4,666
5.25% 10/1/34	3,500	3,882
St. Johns County School Board 5.25% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400	1,415
St. Petersburg Pub. Util. Rev. Series 2009 A, 5.5% 10/1/37	7,000	8,023
Tallahassee Health Facilities Rev.:
(Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A, 5% 12/1/55	6,000	6,587
Series 2015 A:
4% 12/1/35	3,300	3,381
5% 12/1/40	1,900	2,125
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010, 5% 11/15/23	8,080	9,255
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/22	2,300	2,751
Volusia County School Board Ctfs. of Prtn.:
(Florida Master Lease Prog.) Series 2016 A, 5% 8/1/32 (Build America Mutual Assurance Insured)	5,000	5,943
(Master Lease Prog.) Series 2014 B, 5% 8/1/25	1,775	2,174
Walton County School Board Ctfs. of Prtn. 5.25% 7/1/18 (FSA Insured)	1,865	2,037

TOTAL FLORIDA		777,934

Georgia - 3.5%
Atlanta Wtr. & Wastewtr. Rev.:
Series 2009 A:
6% 11/1/25 (Pre-Refunded to 11/1/19 @ 100)	9,785	11,509
6.25% 11/1/39 (Pre-Refunded to 11/1/19 @ 100)	10,800	12,797
5% 11/1/27	1,000	1,239
5% 11/1/30	2,500	3,045
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2013 A, 2.4%, tender 4/1/20 (c)	8,100	8,302
2.2%, tender 4/2/19 (c)	3,000	3,059
2.2%, tender 4/2/19 (c)	300	306
2.2%, tender 4/2/19 (c)	6,500	6,629
2.2%, tender 4/2/19 (c)	4,100	4,181
Colquitt County Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity)	10,200	9,453
DeKalb County Hosp. Auth. Rev. (DeKalb Med. Ctr., Inc. Proj.) Series 2010:
6% 9/1/30	7,745	8,559
6.125% 9/1/40	9,310	10,145
DeKalb County Wtr. & Swr. Rev. Series 2011 A:
5.25% 10/1/36	3,000	3,544
5.25% 10/1/41	5,600	6,561
Fulton County Wtr. & Swr. Rev. Series 2011:
5% 1/1/23	1,500	1,748
5% 1/1/24	6,500	7,572
Georgia Gen. Oblig. Series 2007 E, 5% 8/1/22	575	608
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series C, 5% 1/1/22	7,700	9,176
Series GG, 5% 1/1/22	4,000	4,786
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.) Series S:
5% 10/1/22	3,425	4,038
5% 10/1/23	4,000	4,783
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series A, 5.25% 9/15/19	1,915	2,145
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	8,500	9,564
Private Colleges & Univs. Auth. Rev. (The Savannah College of Arts and Design Projs.) Series 2014:
5% 4/1/25	3,500	4,075
5% 4/1/30	1,200	1,382
Richmond County Dev. Auth. Rev. (Southern Care Corp. Facility Proj.):
Series A, 0% 12/1/21 (Escrowed to Maturity)	5,615	5,131
Series C, 0% 12/1/21 (Escrowed to Maturity)	19,400	17,728
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5.5% 1/1/36	13,550	14,891
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity)	18,045	16,536
Valdosta & Lowndes County Hosp. (South Georgia Med. Ctr. Proj.) 5% 10/1/20	1,570	1,670

TOTAL GEORGIA		195,162

Hawaii - 0.5%
Hawaii Arpts. Sys. Rev. Series 2015 A:
5% 7/1/41 (d)	7,500	8,451
5% 7/1/45 (d)	14,505	16,282
State of Hawaii Dept. of Trans. Series 2013:
5.25% 8/1/24 (d)	2,000	2,392
5.25% 8/1/25 (d)	2,500	2,965

TOTAL HAWAII		30,090

Idaho - 0.3%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2008 A:
6.5% 11/1/28	4,355	4,933
6.75% 11/1/37	4,300	4,849
(Trinity Health Group Proj.) 2008 B, 6.25% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	2,190	2,499
Series 2015 ID, 5% 12/1/25	2,750	3,434

TOTAL IDAHO		15,715

Illinois - 17.8%
Boone & Winnebago County Cmnty. Unit School District 200:
0% 1/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,810	1,626
0% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,950	1,696
Chicago Board of Ed.:
Series 1999 A, 0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,200	3,133
Series 2008 C:
5.25% 12/1/23	2,050	1,790
5.25% 12/1/24	1,385	1,197
Series 2009:
4% 12/1/16	350	358
4% 12/1/16	1,040	1,054
Series 2010 F, 5% 12/1/20	1,100	987
Series 2011 A:
5.25% 12/1/41	2,975	2,391
5.5% 12/1/39	7,900	6,555
Series 2012 A, 5% 12/1/42	3,130	2,457
Chicago Gen. Oblig.:
(Cap. Impt. Proj.) Series 1999:
0% 1/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,700	2,812
0% 1/1/39 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,200	4,170
(Neighborhoods Alive 21 Prog.) Series 2003, 5% 1/1/33 (AMBAC Insured)	2,100	2,100
Series 2004 A, 5.25% 1/1/29 (FSA Insured)	435	436
Series 2007 C, 5% 1/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	12,950	13,283
Series 2009 A, 5% 1/1/22	1,720	1,761
Series 2011 A, 5% 1/1/40	1,760	1,669
Series 2012 A, 5% 1/1/33	15,200	14,730
Series 2012 C, 5% 1/1/23	4,570	4,649
Series A, 5% 1/1/42 (AMBAC Insured)	40	40
5% 1/1/26	1,405	1,405
5% 1/1/27	3,305	3,291
5% 1/1/34	3,000	2,890
5% 1/1/35	15,000	14,399
5% 1/1/36	11,555	11,051
Chicago Midway Arpt. Rev. Series 2014 A:
5% 1/1/27 (d)	10,330	11,732
5% 1/1/28 (d)	14,950	16,890
5% 1/1/33 (d)	5,375	5,929
5% 1/1/34 (d)	2,600	2,853
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2011 C, 6.5% 1/1/41	19,600	23,607
Series 2013 B, 5% 1/1/27	11,275	13,234
Series 2013 D, 5% 1/1/27	1,000	1,174
Chicago Park District Gen. Oblig.:
Series 2013 A:
5.5% 1/1/33	2,500	2,869
5.75% 1/1/38	5,600	6,415
Series 2014 B:
5% 1/1/26	1,500	1,682
5% 1/1/27	3,210	3,571
5% 1/1/28	2,500	2,761
Series 2014 C, 5% 1/1/26	1,865	2,091
Chicago Transit Auth. Series 2014, 5.25% 12/1/49	13,000	14,634
Chicago Transit Auth. Cap. Grant Receipts Rev. (Fed. Transit Administration Section 5307 Proj.) Series 2008 A:
5.25% 6/1/23 (Assured Guaranty Corp. Insured)	2,425	2,572
5.25% 6/1/25 (Assured Guaranty Corp. Insured)	3,495	3,693
Chicago Wtr. Rev. Series 2000, 0% 11/1/16 (AMBAC Insured)	7,555	7,437
Cook County Forest Preservation District:
(Ltd. Tax Proj.) Series 2012 B, 5% 12/15/37	2,500	2,772
Series 2012 A, 5% 11/15/22	2,000	2,298
Series 2012 C, 5% 12/15/37	1,000	1,109
Cook County Gen. Oblig.:
Series 2010 A, 5.25% 11/15/33	19,775	20,899
Series 2010 G, 5% 11/15/25	3,400	3,694
Series 2012 C:
5% 11/15/24	9,400	10,472
5% 11/15/25 (FSA Insured)	15,070	16,855
DuPage County Forest Preserve District Rev. Series 2000, 0% 11/1/17	6,665	6,548
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig.:
Series 2006 A, 5.25% 5/1/25 (Pre-Refunded to 5/1/16 @ 100)	1,050	1,054
Series 2006:
5.25% 5/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,950	3,964
5.5% 5/1/23	2,565	2,575
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	4,500	4,090
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity)	29,680	25,790
Illinois Fin. Auth. Gas Supply Rev. Bonds (Peoples Gas Lt. and Coke Co. Proj.) Series 2005 A, 4.3%, tender 6/1/16 (AMBAC Insured) (c)	3,860	3,881
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2008 D, 6.5% 11/1/38 (Pre-Refunded to 11/1/18 @ 100)	4,300	4,899
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	6,500	7,260
(Children's Memorial Hosp. Proj.) Series 2008 A:
5.25% 8/15/33 (Assured Guaranty Corp. Insured)	7,800	8,440
5.25% 8/15/47 (Assured Guaranty Corp. Insured)	2,000	2,109
(Edward Hosp. Obligated Group Proj.) Series 2008 A:
5.5% 2/1/40 (AMBAC Insured)	3,165	3,374
6% 2/1/28 (AMBAC Insured)	2,855	3,102
(Newman Foundation Proj.):
5% 2/1/32 (Radian Asset Assurance, Inc. Insured)	1,300	1,316
5% 2/1/37 (Radian Asset Assurance, Inc. Insured)	10,000	10,104
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	12,615	13,655
(Northwestern Memorial Hosp. Proj.) Series 2009 A, 6% 8/15/39	4,020	4,644
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5.375% 5/15/25	25,230	29,037
5.375% 5/15/30	6,160	7,024
(Provena Health Proj.) Series 2010 A, 6% 5/1/28	13,500	15,296
(Rush Univ. Med. Ctr. Proj.):
Series 2009 C, 6.625% 11/1/39 (Pre-Refunded to 5/1/19 @ 100)	8,200	9,592
Series 2009 D, 6.625% 11/1/39 (Pre-Refunded to 5/1/19 @ 100)	8,000	9,358
(Silver Cross Hosp. and Med. Ctr. Proj.) Series 2008 A, 5.5% 8/15/30	1,645	1,763
(Southern Illinois Healthcare Enterprises, Inc. Proj.) Series 2005, 5.25% 3/1/30	5,900	6,662
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 B, 5% 8/15/23	5,550	6,362
Series 2008 A:
5.625% 1/1/37	27,960	29,702
6% 2/1/24	300	327
6.25% 2/1/33 (AMBAC Insured)	300	326
Series 2009:
6.875% 8/15/38 (Pre-Refunded to 8/15/19 @ 100)	430	513
7% 8/15/44 (Pre-Refunded to 8/15/19 @ 100)	15,955	19,094
Series 2010 A:
5.5% 8/15/24	2,900	3,234
5.5% 4/1/44	1,590	1,759
5.5% 4/1/44 (Pre-Refunded to 4/1/19 @ 100)	1,410	1,599
5.75% 8/15/29	2,320	2,571
Series 2010, 5.25% 5/1/25	7,000	8,069
Series 2012 A, 5% 5/15/22	2,120	2,470
Series 2012:
4% 9/1/32	7,460	7,578
5% 9/1/38	23,950	26,297
5% 11/15/43	4,395	4,738
Series 2013:
5% 11/15/28	2,875	3,245
5% 11/15/29	1,400	1,573
5% 5/15/43	10,000	10,405
Series 2015 A:
5% 11/15/23	500	607
5% 11/15/45	2,410	2,717
Series 2015 B, 5% 11/15/27	3,160	3,800
Series 2015 C:
5% 8/15/35	6,425	7,265
5% 8/15/44	30,850	34,131
Illinois Gen. Oblig.:
Series 2006:
5% 1/1/19	4,200	4,528
5.5% 1/1/31	3,000	3,553
Series 2010:
5% 1/1/21 (FSA Insured)	2,600	2,844
5% 1/1/23 (FSA Insured)	6,600	7,185
Series 2012 A, 5% 1/1/33	4,700	4,944
Series 2012:
5% 8/1/19	2,500	2,731
5% 8/1/21	2,000	2,218
5% 3/1/23	4,000	4,439
5% 8/1/23	3,900	4,363
5% 3/1/35	2,000	2,097
5% 3/1/37	1,000	1,045
Series 2013 A, 5% 4/1/35	1,800	1,901
Series 2014:
5% 2/1/23	4,400	4,910
5% 4/1/28	1,125	1,229
5% 5/1/32	2,600	2,793
5.25% 2/1/30	9,000	9,869
5% 2/1/26	2,325	2,563
Illinois Health Facilities Auth. Rev.:
(Delnor-Cmnty. Hosp. Proj.) Series 2002 D, 5.25% 5/15/32 (FSA Insured)	3,000	3,231
(Lutheran Gen. Health Care Sys. Proj.) Series C, 6% 4/1/18	2,520	2,638
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A:
5% 2/1/25	8,110	9,864
5% 2/1/26	4,370	5,318
Illinois Reg'l. Trans. Auth. Series A, 8% 6/1/17 (AMBAC Insured)	4,500	4,687
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2015 A, 5% 1/1/40	13,300	15,351
Series 2015 B, 5% 1/1/40	7,400	8,567
Series 2016 A:
5% 12/1/31	5,000	6,003
5% 12/1/32	7,900	9,432
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
Series 2014, 6.5% 1/1/20 (Escrowed to Maturity)	465	556
0% 12/1/17 (AMBAC Insured)	3,350	3,264
0% 12/1/17 (Escrowed to Maturity)	350	345
0% 12/1/21 (AMBAC Insured)	3,095	2,710
0% 12/1/21 (Escrowed to Maturity)	1,905	1,751
6.5% 1/1/20 (AMBAC Insured)	2,755	3,268
6.5% 1/1/20 (Escrowed to Maturity)	4,645	5,557
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2016:
5% 2/1/34	7,000	8,061
5% 2/1/35	5,000	5,731
5% 2/1/36	5,200	5,950
Lake County Cmnty. Consolidated School District #73 Gen. Oblig. 0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,905	1,894
Lake County Cmnty. High School District #117, Antioch Series B, 0% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,240	6,871
McHenry & Kane Counties Cmnty. Consolidated School District #158:
Series 2004, 0% 1/1/24 (FSA Insured)	4,300	3,486
0% 1/1/19	2,955	2,797
0% 1/1/19 (Escrowed to Maturity)	45	44
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1992 A, 0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,610	3,251
Series 1994 A, 0% 6/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,935	2,732
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	4,248
Series 2002 A:
0% 12/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	32,600	18,138
0% 6/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,445	1,846
Series 2010 B1:
0% 6/15/43 (FSA Insured)	45,400	13,572
0% 6/15/44 (FSA Insured)	53,800	15,258
0% 6/15/45 (FSA Insured)	27,900	7,545
0% 6/15/47 (FSA Insured)	16,540	4,052
Series 2012 B:
0% 12/15/51	16,200	2,746
5% 6/15/52	17,900	18,742
Series A, 0% 6/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,345	3,113
Series 1996 A, 0% 6/15/24	3,060	2,336
Series A, 0% 12/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,155	1,978
5.5% 6/15/20	1,625	1,726
5.5% 6/15/20 (Pre-Refunded to 6/15/17 @ 100)	375	400
Quincy Hosp. Rev. Series 2007:
5% 11/15/16	1,200	1,230
5% 11/15/18	1,000	1,064
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A:
5% 10/1/17	555	588
5% 10/1/17 (Escrowed to Maturity)	745	792
5% 10/1/18	615	652
5% 10/1/20	550	582
5% 10/1/20 (Pre-Refunded to 10/1/17 @ 100)	740	787
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.):
Series 1991:
0% 4/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	16,270	16,027
0% 4/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,000	7,340
Series 1999 A, 0% 4/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,965	4,417
Series 2009 A, 5.75% 4/1/38 (Pre-Refunded to 4/1/19 @ 100)	7,805	8,906
Series 2010 A:
5% 4/1/25	5,125	5,760
5.25% 4/1/30	3,200	3,623
Series 2013:
6% 10/1/42	4,600	5,408
6.25% 10/1/38	4,530	5,276
Will County Cmnty. Unit School District #365-U:
0% 11/1/16 (FSA Insured)	4,885	4,852
0% 11/1/17 (FSA Insured)	3,200	3,127
0% 11/1/19 (Escrowed to Maturity)	675	645
0% 11/1/19 (FSA Insured)	4,325	4,048

TOTAL ILLINOIS		1,004,487

Indiana - 3.1%
Crown Point Multi-School Bldg. Corp. 0% 1/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,480	6,876
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,900	30,955
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 C, 5.375% 11/1/32	7,815	8,570
Series 2009 A, 5.25% 11/1/39	5,300	5,893
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A, 5.25% 12/1/38	8,000	8,891
Series 2012:
5% 3/1/30	3,900	4,380
5% 3/1/41	7,070	7,678
Series 2015 A, 5.25% 2/1/32	6,020	7,327
Indiana Fin. Auth. Wastewtr. Util. Rev.:
(CWA Auth. Proj.):
Series 2012 A, 5% 10/1/26	2,545	3,013
Series 2015 A:
5% 10/1/30	4,820	5,732
5% 10/1/45	25,600	29,206
Series 2011 A, 5.25% 10/1/25	1,750	2,069
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A:
5% 1/1/22	2,000	2,367
5% 1/1/23	1,800	2,115
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A:
0% 6/1/16 (AMBAC Insured)	6,470	6,461
0% 6/1/18 (AMBAC Insured)	1,700	1,659
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series 2006 F, 5% 1/1/17 (AMBAC Insured) (d)	1,700	1,718
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 C, 5.6% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	4,105
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
4% 7/15/18	400	426
5% 1/15/30	24,540	28,276
Purdue Univ. Rev. (Student Facilities Sys. Proj.) Series 2009 B:
5% 7/1/24	1,150	1,299
5% 7/1/25	1,000	1,129
5% 7/1/26	1,325	1,495
5% 7/1/29	670	753
Zionsville Cmnty. Schools Bldg. Series 2005, 5% 7/15/20 (FSA Insured)	1,945	2,214

TOTAL INDIANA		174,607

Iowa - 0.1%
Iowa Fin. Auth. Health Facilities Rev. Series 2008 A, 5.625% 8/15/37 (Assured Guaranty Corp. Insured)	4,800	5,399
Kansas - 0.6%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 C, 5.75% 11/15/38	10,600	12,085
Leavenworth County Unified School District #453 Gen. Oblig. Series 2009 A, 5.25% 9/1/24 (Pre-Refunded to 9/1/19 @ 100)	1,575	1,790
Overland Park Sales Tax Spl. Oblig. Rev. Series 2012, 4.375% 12/15/23	4,700	4,259
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev.:
Series 2012 A:
5% 9/1/23	1,860	2,216
5% 9/1/25	4,000	4,737
Series 2016 A:
5% 9/1/40	1,000	1,153
5% 9/1/45	5,000	5,708

TOTAL KANSAS		31,948

Kentucky - 1.0%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 B, 5% 2/1/22	1,355	1,478
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
(Baptist Healthcare Sys. Proj.) Series A, 5% 8/15/17	3,650	3,843
(St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 A, 5.5% 5/1/39	4,005	4,451
Series 2010 A, 6% 6/1/30	1,795	2,038
Series 2015 A:
4.5% 6/1/46	2,960	3,014
5.25% 6/1/50	18,075	19,734
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp. d/b/a King's Daughters Med. Ctr. Proj.) Series 2010 A, 5% 2/1/30	5,000	5,273
Louisville & Jefferson County Series 2013 A:
5.5% 10/1/33	2,900	3,381
5.75% 10/1/38	7,410	8,681
Pikeville Hosp. Rev. (Pikeville Med. Ctr., Inc. Proj.) Series 2011, 6.5% 3/1/41	3,000	3,490

TOTAL KENTUCKY		55,383

Louisiana - 0.8%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015:
5% 6/1/20	3,000	3,440
5% 6/1/22 (FSA Insured)	4,000	4,784
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2009, 6.75% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	2,100	2,482
New Orleans Aviation Board Rev.:
(North Term. Proj.) Series 2015 B:
5% 1/1/29 (d)	2,400	2,786
5% 1/1/30 (d)	2,000	2,304
5% 1/1/31 (d)	2,500	2,861
Series 2007 A, 5% 1/1/17 (FSA Insured) (d)	1,420	1,462
New Orleans Gen. Oblig. Series 2012:
5% 12/1/22	8,645	10,385
5% 12/1/30	2,000	2,263
5% 12/1/31	1,000	1,120
5% 12/1/32	1,500	1,671
Tobacco Settlement Fing. Corp. Series 2013 A:
5% 5/15/22	5,000	5,815
5% 5/15/23	1,300	1,521

TOTAL LOUISIANA		42,894

Maine - 0.1%
Maine Tpk. Auth. Tpk. Rev.:
Series 2009, 6% 7/1/38 (Pre-Refunded to 7/1/19 @ 100)	2,700	3,141
Series 2015:
5% 7/1/32	1,050	1,275
5% 7/1/36	2,600	3,102

TOTAL MAINE		7,518

Maryland - 0.7%
Baltimore Convention Ctr. Hotel Rev. Series A, 5.25% 9/1/39 (XL Cap. Assurance, Inc. Insured)	4,710	4,744
Baltimore Proj. Rev. (Wtr. Proj.) Series 2009 A, 5.75% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	1,250	1,442
Maryland Econ. Dev. Corp. Student Hsg. Rev. (Univ. of Maryland, Baltimore County Student Hsg. Proj.) Series 2006:
5% 6/1/16 (Escrowed to Maturity)	1,000	1,007
5% 6/1/19 (CIFG North America Insured)	1,500	1,511
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Anne Arundel Health Sys. Proj.) Series 2010, 5% 7/1/40	2,000	2,156
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38	5,090	5,426
(Univ. of Maryland Med. Sys. Proj.) Series 2010, 5.125% 7/1/39	4,400	4,786
(Washington County Health Sys. Proj.) Series 2008, 6% 1/1/28 (Pre-Refunded to 1/1/18 @ 100)	5,000	5,450
Series 2010, 5.625% 7/1/30	2,865	3,081
Series 2015:
5% 7/1/40	1,000	1,116
5% 7/1/45	5,000	5,562
4% 7/1/42	1,450	1,457

TOTAL MARYLAND		37,738

Massachusetts - 0.6%
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston Univ. Proj.) Series U4, 5.7% 10/1/40	7,500	8,523
Series 2011 I, 6.75% 1/1/36	3,000	3,521
Series 2013 B1, 4.75% 11/15/20 (e)	6,660	6,668
Series 2015 D, 5% 7/1/44	5,205	5,730
Series 2016:
5% 7/1/31	1,675	1,965
5% 7/1/46	1,390	1,577
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Blood Research Institute Proj.) Series A, 6.5% 2/1/22 (f)	1,905	1,914
(South Shore Hosp. Proj.) Series F, 5.75% 7/1/29	4,455	4,463

TOTAL MASSACHUSETTS		34,361

Michigan - 2.1%
Detroit School District Series 2012 A, 5% 5/1/23	4,000	4,693
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	4,000	4,366
Series 2006 B, 5% 7/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,700	20,783
Detroit Wtr. Supply Sys. Rev.:
Series 2004 A, 5.25% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,685	1,701
Series 2006 B, 7% 7/1/36 (FSA Insured)	4,900	5,708
DeWitt Pub. Schools Gen. Oblig. 5% 5/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,650	1,783
Lansing Board of Wtr. & Lt. Util. Rev. 5.5% 7/1/41	2,500	2,922
Lapeer Cmnty. Schools Series 2007, 5% 5/1/33 (FSA Insured)	2,600	2,772
Michigan Fin. Auth. Rev.:
Series 2012 A:
4.125% 6/1/32 (Pre-Refunded to 6/1/22 @ 100)	6,325	7,310
5% 6/1/20 (Escrowed to Maturity)	2,050	2,374
5% 6/1/27 (Pre-Refunded to 6/1/22 @ 100)	3,000	3,641
5% 6/1/39 (Pre-Refunded to 6/1/22 @ 100)	6,350	7,706
Series 2012, 5% 11/15/42	11,825	12,922
Series 2015 MI, 5% 12/1/24	4,445	5,504
Series MI:
5.5% 12/1/26	4,500	5,799
5.5% 12/1/27	4,750	6,043
Michigan Hosp. Fin. Auth. Rev.:
Series 2008 A1, 6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	3,175	3,635
Series 2012 A:
5% 6/1/23	2,395	2,863
5% 6/1/26	2,000	2,343
6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	695	796
6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	130	148
Portage Pub. Schools 5% 5/1/21 (FSA Insured)	6,300	6,806
Three Rivers Cmnty. Schools 5% 5/1/21 (FSA Insured)	1,710	1,848
Wayne County Arpt. Auth. Rev. Series 2015 G, 5% 12/1/28 (d)	5,500	6,386

TOTAL MICHIGAN		120,852

Minnesota - 0.4%
Maple Grove Health Care Facilities Series 2015, 5% 9/1/29	2,830	3,308
Maple Grove Health Care Sys. Rev.:
(Maple Grove Hosp. Corp. Proj.) Series 2007, 5.25% 5/1/28	3,500	3,630
5% 5/1/20	1,000	1,040
Minnesota 911 Rev. (Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/20 (Assured Guaranty Corp. Insured)	3,835	4,331
Saint Paul Hsg. & Redev. Auth. Hosp. Rev. (HealthEast Care Sys. Proj.) Series 2015 A, 5% 11/15/44	1,515	1,678
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C, 5.5% 7/1/18 (Escrowed to Maturity)	5,600	6,178

TOTAL MINNESOTA		20,165

Missouri - 0.4%
Kansas City Spl. Oblig.:
5% 9/1/26	1,185	1,331
5% 9/1/27	490	550
5% 9/1/28	1,000	1,120
5% 9/1/29	1,000	1,118
5% 9/1/30	1,390	1,552
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	1,750	1,876
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Series 2015 B:
3.125% 2/1/27	800	812
3.25% 2/1/28	800	814
4% 2/1/40	700	715
5% 2/1/31	2,595	3,026
5% 2/1/33	2,870	3,306
5% 2/1/36	2,300	2,611
5% 2/1/45	3,600	4,011

TOTAL MISSOURI		22,842

Nebraska - 0.5%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2007 B, 0.925% 12/1/17 (c)	7,900	7,807
Douglas County Hosp. Auth. #2 Health Facilities Rev.:
6% 8/15/23	1,210	1,298
6% 8/15/28	1,980	2,119
6.125% 8/15/31	1,275	1,363
Nebraska Pub. Pwr. District Rev. Series 2016 B, 5% 1/1/37	11,900	13,984

TOTAL NEBRASKA		26,571

Nevada - 0.2%
Clark County Wtr. Reclamation District Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	4,300	4,882
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2011 C, 5% 6/1/24	5,415	6,396

TOTAL NEVADA		11,278

New Hampshire - 0.5%
New Hampshire Bus. Fin. Auth. Rev. Series 2009 A, 6.125% 10/1/39	9,300	10,285
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Dartmouth College Proj.) Series 2009, 5.25% 6/1/39	4,000	4,490
Series 2007 A, 5% 10/1/37	6,100	6,401
Series 2012:
4% 7/1/32	2,370	2,388
5% 7/1/24	1,000	1,113
5% 7/1/25	1,185	1,313
New Hampshire Tpk. Sys. Rev. Series 2012 B:
5% 2/1/19	2,000	2,221
5% 2/1/24	1,775	2,094

TOTAL NEW HAMPSHIRE		30,305

New Jersey - 3.3%
New Jersey Econ. Dev. Auth. Rev.:
Series 2009 AA, 5.5% 12/15/29	4,000	4,365
Series 2013 NN, 5% 3/1/27	69,700	75,603
Series 2013:
5% 3/1/23	12,200	13,455
5% 3/1/24	17,000	18,650
5% 3/1/25	1,900	2,069
Series 2015 XX, 5.25% 6/15/27	17,000	19,178
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2008, 6.625% 7/1/38	9,930	10,937
New Jersey Trans. Trust Fund Auth.:
Series 2001 A, 6% 6/15/35	3,900	4,461
Series 2005 B, 5.5% 12/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,763
Series 2014 AA:
5% 6/15/23	20,645	22,973
5% 6/15/24	10,000	11,090

TOTAL NEW JERSEY		188,544

New York - 8.0%
Hudson Yards Infrastructure Corp. New York Rev. Series 2012 A, 5.75% 2/15/47	14,600	17,116
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2012 A, 5% 9/1/42	13,000	14,457
New York City Gen. Oblig.:
Series 2003 A, 5.5% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5	5
Series 2007 D1:
5.125% 12/1/22	1,980	2,122
5.125% 12/1/22 (Pre-Refunded to 12/1/17 @ 100)	490	526
Series 2008 A1, 5.25% 8/15/27	9,940	10,931
Series 2009 I1, 5.625% 4/1/29	3,600	4,095
Series 2012 A1, 5% 8/1/24	7,400	8,732
Series 2012 G1, 5% 4/1/25	13,700	16,350
New York City Indl. Dev. Agcy. Civic Facility Rev. (Polytechnic Univ. NY Proj.) 5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	3,100	3,312
New York City Indl. Dev. Agcy. Rev.:
(Queens Baseball Stadium Proj.) 5% 1/1/19 (AMBAC Insured)	3,735	3,855
(Yankee Stadium Proj.) Series 2006, 5% 3/1/31	4,725	4,800
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2009 A, 5.75% 6/15/40	1,500	1,656
Series 2009 EE, 5.25% 6/15/40	11,600	12,994
Series 2009 FF 2, 5.5% 6/15/40	17,800	20,246
Series 2011 EE, 5.375% 6/15/43	42,080	49,090
Series 2012 EE, 5.25% 6/15/30	17,200	20,809
Series 2013 BB, 5% 6/15/47	8,985	10,482
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2009 S1:
5.5% 7/15/31	4,000	4,415
5.5% 7/15/38	1,600	1,756
5.625% 7/15/38	2,825	3,108
Series 2009 S3:
5.25% 1/15/34	21,000	23,328
5.25% 1/15/39	3,400	3,760
5.375% 1/15/34	2,750	3,063
Series 2009 S4:
5.5% 1/15/39	8,800	9,846
5.75% 1/15/39	4,100	4,615
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev.:
(State Univ. Proj.) Series 2012 A:
5% 5/15/21	10,710	12,698
5% 5/15/22	4,300	5,184
Series 2012 A:
4% 5/15/21	3,500	3,970
5% 5/15/23	5,600	6,751
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.) Series 2008 B, 5.75% 3/15/36	3,400	3,857
Series 2014 A:
5% 2/15/39	3,995	4,383
5% 2/15/39 (Pre-Refunded to 2/15/19 @ 100)	5	6
New York Dorm. Auth. Revs.:
(New York Univ. Hosp. Ctr. Proj.) Series 2007 B, 5.25% 7/1/24 (Pre-Refunded to 7/1/17 @ 100)	1,655	1,730
(State Univ. Edl. Facilities Proj.) Series A, 5.875% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,865	7,077
Series 2010 A, 5% 7/1/26	4,000	4,534
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series 2009 B, 5% 11/15/34	11,800	13,353
New York Metropolitan Trans. Auth. Rev.:
Series 2008 A, 5.25% 11/15/36	26,700	28,398
Series 2010 D, 5.25% 11/15/40	6,600	7,503
Series 2012 D, 5% 11/15/25	25,900	31,133
Series 2012 F, 5% 11/15/24	12,400	14,948
Series 2014 B, 5% 11/15/44	8,500	9,696
Series 2015 A1, 5% 11/15/45	14,850	17,176
Niagara Falls City Niagara County Pub. Impt. 7.5% 3/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	460	513
Rockland County Gen. Oblig. Series 2014 A, 4% 3/1/24 (FSA Insured)	1,375	1,541
Tobacco Settlement Fing. Corp. Series 2013 B:
5% 6/1/20	11,000	11,081
5% 6/1/21	4,600	4,634
Triborough Bridge & Tunnel Auth. Revs. Series 2015 A, 5.25% 11/15/45	4,000	4,751

TOTAL NEW YORK		450,386

North Carolina - 0.4%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series A, 5% 1/15/20 (FSA Insured)	960	994
Nash Health Care Sys. Health Care Facilities Rev. Series 2012, 5% 11/1/41	4,625	5,038
North Carolina Med. Care Cmnty. Health:
(Memorial Mission Hosp. Proj.) 5% 10/1/21 (Pre-Refunded to 10/1/17 @ 100)	5,690	6,054
Series 2012 A, 5% 11/15/26	1,295	1,524
North Carolina Med. Care Commission Health Care Facilities Rev. (Rex Healthcare Proj.) Series 2010 A, 5% 7/1/30	7,830	8,845
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 2009, 5% 1/1/30 (Pre-Refunded to 1/1/19 @ 100)	1,630	1,814
5% 1/1/30	670	732

TOTAL NORTH CAROLINA		25,001

North Dakota - 0.1%
Cass County Health Care Facilities Rev. (Essentia Health Obligated Group Proj.) Series 2008, 5.125% 2/15/37 (Assured Guaranty Corp. Insured)	4,600	5,088
Fargo Health Sys. Rev. (Sanford Proj.) Series 2011, 6% 11/1/28	1,500	1,832

TOTAL NORTH DAKOTA		6,920

Ohio - 1.8%
American Muni. Pwr., Inc. Rev.:
(Freemont Energy Ctr. Proj.) Series 2012 B, 5% 2/15/42	2,500	2,798
(Prairie State Energy Campus Proj.) Series 2015, 5% 2/15/28	12,100	14,379
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	4,400	4,427
5% 6/1/17	5,045	5,279
Cleveland Parking Facilities Rev.:
5.25% 9/15/18 (Escrowed to Maturity)	640	708
5.25% 9/15/18 (FSA Insured)	1,360	1,468
Columbus City School District 5% 12/1/29 (b)	1,800	2,170
Franklin County Hosp. Rev. (Nationwide Children's Hosp. Proj.) Series 2009, 5.25% 11/1/40	1,500	1,667
Hamilton County Convention Facilities Auth. Rev. Series 2014, 5% 12/1/25	3,595	4,320
Lake County Hosp. Facilities Rev.:
Series 2015:
5% 8/15/29	1,000	1,157
5% 8/15/30	1,505	1,733
6% 8/15/43	800	878
6% 8/15/43 (Pre-Refunded to 8/15/18 @ 100)	4,200	4,703
Lucas County Hosp. Rev. (ProMedica Healthcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	6,000	7,380
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/48	11,600	11,938
Ohio Air Quality Dev. Auth. Rev.:
Bonds (First Energy Nuclear Generation Proj.) Series 2006 A, 3.75%, tender 12/3/18 (c)	18,800	19,416
Series 2009 C, 5.625% 6/1/18	2,000	2,135
Ohio Higher Edl. Facility Commission Rev. (Cleveland Clinic Foundation Proj.) Series 2008 A, 5.5% 1/1/43	1,500	1,628
Ohio Tpk. Commission Tpk. Rev. (Infastructure Proj.) Series 2005 A, 0% 2/15/43	15,000	5,343
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (c)	8,500	8,560

TOTAL OHIO		102,087

Oklahoma - 0.6%
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2015:
5% 10/1/28	1,270	1,514
5% 10/1/29	700	829
5% 10/1/36	1,000	1,144
5% 10/1/39	1,850	2,098
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series C, 5.5% 8/15/20 (Pre-Refunded to 8/15/18 @ 100)	5,000	5,541
Oklahoma Dev. Fin. Auth. Rev.:
(Saint John Health Sys. Proj.) Series 2012, 5% 2/15/42	9,640	10,658
Series 2012:
5% 2/15/21	2,200	2,569
5% 2/15/24	4,190	4,943
Tulsa County Indl. Auth. Health Care Rev. 5% 12/15/19	1,680	1,735

TOTAL OKLAHOMA		31,031

Oregon - 0.4%
Clackamas County School District #7J:
5.25% 6/1/23	2,000	2,493
5.25% 6/1/24 (FSA Insured)	2,605	3,302
Multnomah County Hosp. Facilities Auth. Rev. (Adventist Health Sys./West Proj.) Series 2009 A, 5.125% 9/1/40	2,500	2,731
Oregon Facilities Auth. Rev. (Legacy Health Sys. Proj.) Series 2009 A, 5% 3/15/30	1,000	1,116
Oregon State Dept. of Administrative Svcs. Lottery Rev. Series 2011 A, 5.25% 4/1/31	5,600	6,615
Port Morrow Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series 1998 A, 5% 5/1/33	5,000	5,723
Washington County School District #15:
5.5% 6/15/20 (FSA Insured)	1,770	2,079
5.5% 6/15/21 (FSA Insured)	1,060	1,283

TOTAL OREGON		25,342

Pennsylvania - 1.8%
Allegheny County Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A, 5.625% 8/15/39	6,225	6,981
Centre County Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2011, 7% 11/15/46	2,600	3,144
Mifflin County School District Series 2007, 7.75% 9/1/30 (Pre-Refunded to 9/1/17 @ 100)	3,400	3,736
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/25	4,680	5,747
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 1993 A, 6% 6/1/22 (AMBAC Insured)	2,000	2,411
Series 2012 A, 5% 6/1/27	4,105	4,722
Montgomery County Higher Ed. & Health Auth. Rev. Series 2014 A:
5% 10/1/21	1,320	1,475
5% 10/1/22	1,380	1,549
5% 10/1/24	1,165	1,327
Pennsylvania Convention Ctr. Auth. Rev. Series A, 6.7% 9/1/16 (Escrowed to Maturity)	310	318
Pennsylvania Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 B:
5% 7/1/21	5,300	5,686
5% 1/1/23	605	606
Pennsylvania Gen. Oblig.:
Series 2015 1, 5% 3/15/29	16,370	19,458
Series 2015, 5% 3/15/33	4,975	5,818
Pennsylvania Higher Edl. Facilities Auth. Rev. (Univ. of Pennsylvania Health Sys. Proj.) Series 2009 A, 5.25% 8/15/21 (Pre-Refunded to 8/15/19 @ 100)	2,900	3,295
Pennsylvania Tpk. Commission Tpk. Rev. Series 2009 D, 5.5% 12/1/41	12,600	14,266
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.):
Ninth Series, 5.25% 8/1/40	3,750	4,155
Seventh Series, 5% 10/1/37 (AMBAC Insured)	8,900	9,215
Philadelphia Gen. Oblig. Series 2008 A, 5.25% 12/15/32 (FSA Insured)	2,500	2,714
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011:
5% 6/1/22	1,000	1,156
5% 6/1/23	2,500	2,889

TOTAL PENNSYLVANIA		100,668

South Carolina - 3.2%
Greenwood Fifty School Facilities Installment:
5% 12/1/18 (Pre-Refunded to 12/1/17 @ 100)	3,930	4,208
5% 12/1/19 (Pre-Refunded to 12/1/17 @ 100)	2,375	2,543
Richland County Hosp. Facilities Rev. (Cmnty. Provider Pooled Ln. Prog.) Series A, 7.125% 7/1/17 (Escrowed to Maturity)	265	277
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015:
5% 12/1/25	2,745	3,301
5% 12/1/28	5,665	6,675
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. Series 2013, 5% 11/1/27	7,700	8,805
South Carolina Jobs-Econ. Dev. Auth. Health Facilities Rev. (Bishop Gadsden Proj.) 5% 4/1/24	4,000	4,119
South Carolina Pub. Svc. Auth. Rev.:
(Santee Cooper Proj.) Series 2009 B, 5.25% 1/1/39 (Pre-Refunded to 1/1/19 @ 100)	2,800	3,127
Series 2012 B, 5% 12/1/20	1,500	1,751
Series 2013 E, 5.5% 12/1/53	34,335	39,307
Series 2014 A:
5% 12/1/49	6,500	7,269
5.5% 12/1/54	13,185	15,203
Series 2014 C, 5% 12/1/46	3,900	4,427
Series 2015 A, 5% 12/1/50	13,210	14,871
Series 2015 C:
5% 12/1/20	18,545	21,644
5% 12/1/21	15,000	17,908
5% 12/1/22	8,440	10,233
Series 2015 E, 5.25% 12/1/55	5,900	6,776
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	6,900	7,507

TOTAL SOUTH CAROLINA		179,951

South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev. (Reg'l. Health Proj.) Series 2010:
4.625% 9/1/27	1,000	1,109
5% 9/1/28	3,000	3,410

TOTAL SOUTH DAKOTA		4,519

Tennessee - 0.3%
Jackson Hosp. Rev.:
5.75% 4/1/41	1,785	1,925
5.75% 4/1/41 (Pre-Refunded to 4/1/18 @ 100)	4,815	5,258
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B:
5.75% 7/1/23 (d)	5,820	6,718
5.75% 7/1/24 (d)	2,400	2,770
Sullivan County Health, Ed. and Hsg. Board (Wellmont Health Sys. Proj.) Series 2006 C, 5.25% 9/1/36	2,180	2,214

TOTAL TENNESSEE		18,885

Texas - 8.3%
Aledo Independent School District (School Bldg. Proj.) Series 2006 A, 5% 2/15/43 (Permanent School Fund of Texas Insured)	6,800	7,234
Argyle Independent School District 5.25% 8/15/40 (FSA Insured)	125	125
Austin Arpt. Sys. Rev. Series 2014:
5% 11/15/26 (d)	1,000	1,187
5% 11/15/27 (d)	1,250	1,472
5% 11/15/28 (d)	1,000	1,171
5% 11/15/39 (d)	9,700	10,881
5% 11/15/44 (d)	24,965	27,806
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	2,900	2,575
Austin Elec. Util. Sys. Rev. 0% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	4,897
Canyon Reg'l. Wtr. Auth. Contract Rev. (Wells Ranch Proj.):
5% 8/1/19 (AMBAC Insured)	1,695	1,787
5% 8/1/20 (AMBAC Insured)	1,780	1,876
Central Reg'l. Mobility Auth. Series 2015 A:
5% 1/1/30	1,650	1,942
5% 1/1/32	1,000	1,164
5% 1/1/45	6,000	6,766
Coppell Independent School District 0% 8/15/20	2,000	1,896
Corpus Christi Util. Sys. Rev.:
5% 7/15/21	4,500	5,294
5% 7/15/22	2,500	2,979
5% 7/15/24	2,255	2,695
5.25% 7/15/18 (FSA Insured)	3,305	3,494
5.25% 7/15/19 (FSA Insured)	4,000	4,228
Dallas Area Rapid Transit Sales Tax Rev.:
5.25% 12/1/38	8,980	9,895
5.25% 12/1/38 (Pre-Refunded to 12/1/18 @ 100)	12,020	13,402
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A, 5% 11/1/23	1,250	1,282
Series 2010 A, 5% 11/1/42	14,800	16,662
Series 2012 D, 5% 11/1/42 (d)	2,370	2,584
Series 2012 H, 5% 11/1/42 (d)	2,740	2,987
Dallas Independent School District Series 2008, 6.375% 2/15/34 (Pre-Refunded to 2/15/18 @ 100)	1,800	1,985
DeSoto Independent School District 0% 8/15/20	3,335	3,149
Freer Independent School District Series 2007, 5.25% 8/15/37 (Pre-Refunded to 8/15/17 @ 100)	895	950
Grand Parkway Trans. Corp. Series 2013 B:
5% 4/1/53	1,290	1,433
5.25% 10/1/51	53,600	61,095
5.5% 4/1/53	5,440	6,072
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. (Baylor College of Medicine Proj.) Series 2012 A, 5% 11/15/37	14,050	15,813
Harris County Gen. Oblig.:
(Road Proj.) Series 2008 B, 5.25% 8/15/47	25,440	27,380
Series 2002:
0% 8/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,453
0% 8/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	3,678
Houston Arpt. Sys. Rev. Series 2011 A:
5% 7/1/23 (d)	3,000	3,452
5% 7/1/25 (d)	1,500	1,706
Keller Independent School District Series 1996 A, 0% 8/15/17	2,000	1,980
Love Field Arpt. Modernization Rev. Series 2015:
5% 11/1/27 (d)	2,150	2,573
5% 11/1/29 (d)	2,000	2,358
5% 11/1/32 (d)	3,690	4,293
Lower Colorado River Auth. Rev.:
Series 2015 D:
5% 5/15/28	2,200	2,636
5% 5/15/30	5,000	5,923
5.25% 5/15/18 (AMBAC Insured)	40	40
Mansfield Independent School District 5.5% 2/15/18	40	40
Midway Independent School District Series 2000, 0% 8/15/19	3,600	3,474
North Texas Tollway Auth. Rev.:
Series 2008 I, 6.2% 1/1/42 (Assured Guaranty Corp. Insured)	7,200	8,991
Series 2009 A, 6.25% 1/1/39	10,200	11,510
Series 2011 A:
5.5% 9/1/41	14,250	16,809
6% 9/1/41	6,200	7,543
Series 2011 D, 5% 9/1/28	13,000	15,221
Series 2014 A, 5% 1/1/25	5,000	6,074
Series 2015 B, 5% 1/1/40	8,000	9,116
6% 1/1/23	590	640
6% 1/1/23 (Pre-Refunded to 1/1/18 @ 100)	4,210	4,589
6% 1/1/24	230	249
San Antonio Arpt. Sys. Rev.:
Series 2007 (AMT):
5% 7/1/17 (FSA Insured) (d)	2,765	2,906
5.25% 7/1/20 (FSA Insured) (d)	3,215	3,377
Series 2007 (AMT-SUB LIEN):
5% 7/1/17 (FSA Insured) (d)	2,385	2,505
5.25% 7/1/20 (FSA Insured) (d)	2,775	2,912
5.25% 7/1/19 (FSA Insured) (d)	2,635	2,763
San Antonio Elec. & Gas Sys. Rev.:
Series 2008, 5% 2/1/24	2,590	2,784
Series 2012, 5.25% 2/1/25	4,200	5,381
San Antonio Wtr. Sys. Rev. Series 2012, 5% 5/15/25	10,000	11,972
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Hendrick Med. Ctr. Proj.) Series 2009 B:
5.25% 9/1/26 (Assured Guaranty Corp. Insured)	1,785	2,012
5.25% 9/1/27 (Assured Guaranty Corp. Insured)	2,375	2,673
(Scott & White Healthcare Proj.) Series 2013 A:
4% 8/15/43	2,900	2,988
5% 8/15/43	4,000	4,497
5.75% 11/15/24 (Pre-Refunded to 11/15/18 @ 100)	3,925	4,410
Texas Gen. Oblig.:
Series 2014 A, 5% 10/1/44	5,900	6,933
5% 4/1/25 (Pre-Refunded to 4/1/18 @ 100)	385	417
5% 4/1/25 (Pre-Refunded to 4/1/18 @ 100)	3,915	4,238
5.75% 8/1/26	660	663
Texas Muni. Pwr. Agcy. Rev. 0% 9/1/16 (Escrowed to Maturity)	15	15
Texas Private Activity Bond Surface Trans. Corp.:
(LBJ Infrastructure Group LLC IH-635 Managed Lanes Proj.) Series 2010, 7% 6/30/40	5,200	6,258
Series 2013, 6.75% 6/30/43 (d)	12,600	15,566
Univ. of Texas Board of Regents Sys. Rev. 4.75% 8/15/27	3,305	3,414
Waller Independent School District 5.5% 2/15/37 (Pre-Refunded to 2/15/18 @ 100)	4,920	5,357
Weatherford Independent School District 0% 2/15/33	6,985	4,193

TOTAL TEXAS		469,740

Utah - 0.2%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series A, 6% 7/1/16 (Escrowed to Maturity)	2,415	2,424
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) 5% 9/1/22	3,180	3,782
Utah State Board of Regents Rev. Series 2011 B:
5% 8/1/24 (Pre-Refunded to 8/1/20 @ 100)	2,670	3,114
5% 8/1/25 (Pre-Refunded to 8/1/20 @ 100)	2,175	2,537

TOTAL UTAH		11,857

Virginia - 0.6%
Fredericksburg Econ. Dev. Auth. Rev. Series 2014, 5% 6/15/25	4,665	5,468
Univ. of Virginia Gen. Rev. Series 2015 A, 5% 4/1/45	6,000	7,132
Virginia College Bldg. Auth. Edl. Facilities Rev. Series 2015 A:
5% 1/1/35	1,000	1,184
5% 1/1/40	1,750	2,039
Virginia Small Bus. Fing. Auth. (95 Express Lane LLC Proj.) Series 2012:
5% 7/1/34 (d)	6,000	6,568
5% 1/1/40 (d)	4,200	4,552
Winchester Econ. Dev. Auth. Series 2015:
5% 1/1/31	2,500	2,959
5% 1/1/34	1,500	1,742
5% 1/1/35	1,500	1,732

TOTAL VIRGINIA		33,376

Washington - 2.3%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A, 0% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,200	7,114
Clark County School District #37, Vancouver Series 2001 C, 0% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,030	1,946
Kent Spl. Events Ctr. Pub. Facilities District Rev.:
5.25% 12/1/25 (FSA Insured)	2,575	2,816
5.25% 12/1/36 (FSA Insured)	9,180	9,965
King County Swr. Rev. Series 2009, 5.25% 1/1/42 (Pre-Refunded to 1/1/19 @ 100)	2,600	2,908
Port of Seattle Spl. Facility Rev. Series 2013:
5% 6/1/21 (d)	1,340	1,551
5% 6/1/22 (d)	1,000	1,181
5% 6/1/24 (d)	1,000	1,191
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2013 B:
5% 12/1/25	5,600	6,678
5% 12/1/27	2,625	3,101
Tobacco Settlement Auth. Rev. Series 2013, 5% 6/1/21	6,250	7,187
Washington Gen. Oblig. Series R 97A:
0% 7/1/17 (Escrowed to Maturity)	7,045	6,976
0% 7/1/19 (Escrowed to Maturity)	9,100	8,791
Washington Health Care Facilities Auth. Rev.:
(Catholic Health Initiatives Proj.) Series 2008 D, 6.375% 10/1/36	5,000	5,599
(MultiCare Health Sys. Proj.) Series 2010 A:
5.25% 8/15/19	3,850	4,365
5.25% 8/15/20	2,000	2,266
(Overlake Hosp. Med. Ctr.) Series 2010, 5.7% 7/1/38	11,300	13,036
(Providence Health Systems Proj.):
Series 2006 D, 5.25% 10/1/33	1,500	1,636
Series 2012 A:
5% 10/1/25	5,130	6,173
5% 10/1/26	13,395	16,118
(Seattle Children's Hosp. Proj.) Series 2009, 5.625% 10/1/38 (Pre-Refunded to 10/1/19 @ 100)	7,550	8,742
Series 2009, 7% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	3,000	3,575
Series 2015:
5% 1/1/25	2,000	2,383
5% 1/1/27	1,610	1,891

TOTAL WASHINGTON		127,189

West Virginia - 0.4%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds 1.9%, tender 4/1/19 (c)	8,700	8,743
West Virginia Hosp. Fin. Auth. Hosp. Rev.:
(West Virginia United Health Sys. Proj.) Series 2008 E, 5.625% 6/1/35	700	773
(West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (FSA Insured)	2,600	2,869
West Virginia Univ. Revs. (West Virginia Univ. Projs.) Series 2014 A, 5% 10/1/44	6,500	7,431

TOTAL WEST VIRGINIA		19,816

Wisconsin - 0.6%
Wisconsin Health & Edl. Facilities Series 2014, 4% 5/1/33	3,015	3,021
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.):
Series 2010:
5.5% 7/1/40	2,375	2,680
5.75% 7/1/30	2,655	3,069
Series 2013 B:
5% 7/1/27	1,205	1,402
5% 7/1/36	5,000	5,612
(Children's Hosp. of Wisconsin Proj.):
Series 2008 A, 5.25% 8/15/22	2,000	2,202
Series 2008 B, 5.375% 8/15/37	8,045	8,966
Series 2012:
4% 10/1/23	2,500	2,809
5% 6/1/27	1,925	2,220
5% 6/1/39	2,775	3,021

TOTAL WISCONSIN		35,002

Wyoming - 0.2%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	8,600	9,770
TOTAL MUNICIPAL BONDS
(Cost $5,096,199)		5,527,543

Municipal Notes - 0.2%
Kentucky - 0.2%
Kentucky Pub. Trans. BAN Series 2013 A, 5% 7/1/17
(Cost $8,903)	8,600	8,985
	Shares	Value (000s)

Money Market Funds - 0.0%
Fidelity Municipal Cash Central Fund, 0.34% (g)(h)
(Cost $100)	100,000	100
TOTAL INVESTMENT PORTFOLIO - 98.3%
(Cost $5,105,202)		5,536,628
NET OTHER ASSETS (LIABILITIES) - 1.7%		95,565
NET ASSETS - 100%		$5,632,193

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,668,000 or 0.1% of net assets.

 (f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,914,000 or 0.0% of net assets.

 (g) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Massachusetts Health & Edl. Facilities Auth. Rev. (Blood Research Institute Proj.) Series A, 6.5% 2/1/22	9/3/92	$1,860

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Municipal Cash Central Fund	$0

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Municipal Securities	$5,536,528	$--	$5,536,528	$--
Money Market Funds	100	100	--	--
Total Investments in Securities:	$5,536,628	$100	$5,536,528	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2016, the cost of investment securities for income tax purposes was $5,105,199,000. Net unrealized appreciation aggregated $431,429,000, of which $442,608,000 related to appreciated investment securities and $11,179,000 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Michigan Municipal Income Fund

March 31, 2016

MIR-QTLY-0516
1.814644.111

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.4%
	Principal Amount	Value
Guam - 0.8%
Guam Ed. Fing. Foundation Ctfs. of Prtn.:
(Guam Pub. School Facilities Proj.) Series 2006 A, 5% 10/1/16	$1,045,000	$1,064,709
Series 2006 A, 5% 10/1/23	1,000,000	1,014,620
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
5% 10/1/16 (a)	950,000	966,977
6.25% 10/1/34 (a)	1,000,000	1,205,830
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/23 (FSA Insured)	1,175,000	1,394,596

TOTAL GUAM		5,646,732

Michigan - 96.1%
Algonac Cmnty. Schools Series 2008, 5.25% 5/1/28 (FSA Insured)	1,575,000	1,702,780
Allegan Pub. School District Series 2008, 5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,545,000	1,550,701
Ann Arbor Econ. Dev. Corp. Ltd. Oblig. Rev. (Glacier Hills, Inc. Proj.) 8.375% 1/15/19 (Escrowed to Maturity)	1,053,000	1,183,540
Battle Creek School District Series 2016:
5% 5/1/35	2,240,000	2,584,781
5% 5/1/36	1,500,000	1,728,090
5% 5/1/37	1,175,000	1,348,219
Bay City School District Rev.:
5% 11/1/25	1,000,000	1,207,680
5% 11/1/26	1,000,000	1,195,420
5% 11/1/27	700,000	832,258
5% 11/1/28	250,000	293,430
Brandon School District Series 2016 A:
5% 5/1/28	2,515,000	3,052,053
5% 5/1/29	1,250,000	1,507,863
5% 5/1/30	1,250,000	1,494,388
Charter Township of Commerce Gen. Oblig. Series 2009 B, 5.125% 12/1/38	970,000	1,063,586
Chelsea School District Series 2008, 5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,675,000	1,811,697
Chippewa Valley Schools:
Series 2016 A:
5% 5/1/32	1,000,000	1,179,910
5% 5/1/33	1,000,000	1,175,330
5% 5/1/34	1,075,000	1,257,589
5% 5/1/35	775,000	902,418
Series 2016:
5% 5/1/25 (b)	1,420,000	1,710,759
5% 5/1/26 (b)	1,415,000	1,715,037
5% 5/1/27 (b)	555,000	665,256
Clarkston Cmnty. Schools:
Series 2008, 5% 5/1/16 (FSA Insured)	1,855,000	1,861,381
Series 2016, 5% 5/1/29	1,500,000	1,798,635
5% 5/1/28	1,735,000	2,094,475
Detroit City School District Series 2005 A, 5.25% 5/1/30 (FSA Insured)	5,000,000	6,290,150
Detroit School District Series 2012 A, 5% 5/1/24	5,000,000	5,819,450
Detroit Swr. Disp. Rev.:
Series 1998, 5.5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,050,000	3,204,147
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	1,400,000	1,528,212
Series 2006 B, 5% 7/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,800,000	7,831,200
Detroit Wtr. Supply Sys. Rev.:
Series 2004 A, 5.25% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,009,360
Series 2004, 5.25% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,018,540
Series 2006 B, 7% 7/1/36 (FSA Insured)	2,700,000	3,145,284
Series 2006, 5% 7/1/33 (FSA Insured)	5,000,000	5,021,450
Detroit/Wayne Co. Stadium Auth. Series 2012:
5% 10/1/21 (FSA Insured)	1,000,000	1,122,570
5% 10/1/22 (FSA Insured)	1,000,000	1,127,810
DeWitt Pub. Schools Gen. Oblig. Series 2008, 5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550,000	1,617,317
Dexter Cmnty. Schools (School Bldg. and Site Proj.) Series 1998, 5.1% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,063,630
Farmington Pub. School District Gen. Oblig.:
5% 5/1/25 (FSA Insured)	2,140,000	2,634,276
5% 5/1/26 (FSA Insured)	1,385,000	1,685,808
5% 5/1/27 (FSA Insured)	1,425,000	1,711,254
Forest Hills Pub. Schools:
5% 5/1/18	1,650,000	1,788,930
5% 5/1/19	1,375,000	1,535,655
5% 5/1/20	1,575,000	1,808,100
5% 5/1/21	1,575,000	1,849,979
Fraser Pub. School District Series 2006 B, 5% 5/1/29	1,455,000	1,731,683
Garden City School District Series 2006, 5% 5/1/19 (FSA Insured)	1,205,000	1,209,169
Genesee County Gen. Oblig. Series 2005:
5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,355,000	1,390,271
5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,505,000	1,542,068
Grand Blanc Cmnty. Schools Series 2013, 4% 5/1/24	4,925,000	5,455,817
Grand Ledge Pub. Schools District (School Bldg. & Site Proj.) Series 2007:
5% 5/1/23 (Pre-Refunded to 5/1/17 @ 100)	1,175,000	1,229,779
5% 5/1/24 (Pre-Refunded to 5/1/17 @ 100)	1,300,000	1,360,606
5% 5/1/28 (Pre-Refunded to 5/1/17 @ 100)	2,500,000	2,616,550
Grand Rapids Cmnty. College Series 2008:
5% 5/1/17 (FSA Insured)	1,315,000	1,376,161
5% 5/1/19 (FSA Insured)	1,315,000	1,426,565
Grand Rapids San. Swr. Sys. Rev.:
Series 2008, 5% 1/1/38 (Pre-Refunded to 1/1/18 @ 100)	3,320,000	3,564,485
Series 2012, 5% 1/1/37	1,250,000	1,434,300
Series 2014:
5% 1/1/27	1,300,000	1,572,077
5% 1/1/29	800,000	957,312
5% 1/1/30	2,000,000	2,380,760
Series 2016, 5% 1/1/37	1,250,000	1,482,938
Grand Traverse County Hosp.:
Series 2011 A, 5.375% 7/1/35	2,000,000	2,248,200
Series 2014 A, 5% 7/1/47	1,400,000	1,529,192
Grand Valley Michigan State Univ. Rev.:
Series 2007, 5% 12/1/19 (AMBAC Insured)	500,000	533,005
Series 2008, 5% 12/1/33 (FSA Insured)	5,000,000	5,357,600
Series 2009, 5.625% 12/1/29 (Pre-Refunded to 12/1/16 @ 100)	2,400,000	2,479,728
Series 2014 B:
5% 12/1/25	500,000	606,265
5% 12/1/26	1,900,000	2,307,132
5% 12/1/28	1,800,000	2,160,648
Harper Creek Cmnty. School District (School Bldg. & Site Proj.) Series 2008:
4.75% 5/1/27 (FSA Insured)	500,000	535,045
5.25% 5/1/21 (FSA Insured)	2,000,000	2,171,300
5.25% 5/1/24 (FSA Insured)	2,100,000	2,279,403
Hudsonville Pub. Schools:
4% 5/1/24	1,220,000	1,379,295
4% 5/1/25	500,000	559,335
5% 5/1/20	1,000,000	1,144,140
5% 5/1/22	600,000	714,150
5.25% 5/1/41	1,750,000	2,000,303
Ingham, Eaton and Clinton Counties Lansing School District 5% 5/1/22	1,730,000	2,059,133
Jackson County Hosp. Fin. Auth. Hosp. Rev. (Allegiance Health Proj.) Series 2010 A, 5% 6/1/37 (FSA Insured)	2,250,000	2,440,980
Kalamazoo Pub. Schools:
Series 2006, 5.25% 5/1/16 (FSA Insured)	1,500,000	1,505,685
5% 5/1/17 (FSA Insured)	1,595,000	1,603,820
Kent County Gen. Oblig. Series 2015:
5% 1/1/28	4,655,000	5,790,541
5% 1/1/29	4,390,000	5,429,113
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A, 5.5% 11/15/25	5,000,000	6,024,550
Kentwood Pub. Schools Series 2012:
4% 5/1/21	1,000,000	1,120,100
4% 5/1/22	1,000,000	1,132,770
L'Anse Creuse Pub. Schools Series 2012:
5% 5/1/22	1,500,000	1,756,275
5% 5/1/23	1,500,000	1,753,080
Lake Orion Cmnty. School District:
5% 5/1/23	1,915,000	2,313,129
5% 5/1/25	3,275,000	4,031,427
Lansing Board of Wtr. & Lt. Util. Rev. 5.5% 7/1/41	5,000,000	5,844,450
Lansing Cmnty. College:
5% 5/1/23	1,135,000	1,366,188
5% 5/1/25	1,540,000	1,834,941
Lapeer Cmnty. Schools Series 2007:
5% 5/1/19 (FSA Insured)	1,350,000	1,457,271
5% 5/1/20 (FSA Insured)	1,425,000	1,536,706
5% 5/1/22 (FSA Insured)	1,395,000	1,503,461
Lenawee Co. Hosp. Fin. Auth. Hosp. Rev. (ProMedica Heathcare Oblig. Group Proj.) Series 2011 B, 6% 11/15/35	3,030,000	3,661,240
Lincoln Consolidated School District Series 2016 A:
5% 5/1/28 (b)	2,025,000	2,418,842
5% 5/1/29 (b)	1,430,000	1,697,081
5% 5/1/31 (b)	500,000	586,225
5% 5/1/32 (b)	1,000,000	1,165,830
Michigan Bldg. Auth. Rev.:
(Facilities Prog.):
Series 2015 1, 5% 10/15/50	7,250,000	8,263,260
Series 2015 I, 5% 4/15/29	7,000,000	8,521,870
Series 2009 I, 5.25% 10/15/25 (Assured Guaranty Corp. Insured)	2,000,000	2,258,960
Series IA:
5.375% 10/15/41	3,000,000	3,446,040
5.5% 10/15/45	10,000,000	11,528,600
5% 4/15/33	5,000,000	5,928,050
5% 4/15/38	3,000,000	3,483,210
6% 10/15/38	1,970,000	2,191,684
6% 10/15/38 (Pre-Refunded to 10/15/18 @ 100)	3,030,000	3,416,961
Michigan Fin. Auth. Rev.:
(Holland Cmnty. Hosp. Proj.) Series 2013 A:
5% 1/1/33	1,250,000	1,403,075
5% 1/1/40	3,000,000	3,300,030
Series 2012 A:
4.125% 6/1/32 (Pre-Refunded to 6/1/22 @ 100)	3,000,000	3,467,070
5% 6/1/27 (Pre-Refunded to 6/1/22 @ 100)	125,000	151,696
5% 6/1/39 (Pre-Refunded to 6/1/22 @ 100)	12,790,000	15,521,545
Series 2012 B, 5% 7/1/22	2,600,000	2,639,234
Series 2012:
5% 11/15/24	660,000	782,932
5% 11/15/25	1,000,000	1,178,790
5% 11/1/26	6,425,000	7,528,751
5% 11/15/26	800,000	937,640
5% 11/15/36	6,200,000	6,860,052
5% 11/1/42	2,000,000	2,213,060
5% 11/15/42	4,500,000	4,917,375
Series 2013:
5% 10/1/25	1,255,000	1,516,994
5% 8/15/30	4,105,000	4,767,013
5% 8/15/31	2,310,000	2,669,136
Series 2014 H1:
5% 10/1/22	1,000,000	1,181,440
5% 10/1/25	2,250,000	2,727,630
5% 10/1/39	8,600,000	9,776,996
Series 2014:
5% 6/1/25	1,000,000	1,195,600
5% 6/1/26	700,000	826,105
5% 6/1/27	700,000	818,797
Series 2015 C:
5% 7/1/26	570,000	683,242
5% 7/1/27	1,215,000	1,444,283
5% 7/1/28	1,500,000	1,762,935
5% 7/1/35	1,000,000	1,125,900
Series 2015 D1:
5% 7/1/34	1,250,000	1,437,300
5% 7/1/35	500,000	572,330
Series 2015:
5% 11/15/26	2,250,000	2,740,545
5% 11/15/27	3,500,000	4,224,745
5% 11/15/28	1,835,000	2,201,706
Series 2016 A, 5% 11/1/44	6,000,000	6,825,960
Series 2016:
5% 12/1/45	6,000,000	6,980,760
5.25% 12/1/41	4,000,000	4,774,960
Series MI, 5.5% 12/1/28	5,000,000	6,328,150
5% 12/1/27	1,090,000	1,249,271
5% 12/1/27 (Pre-Refunded to 12/1/20 @ 100)	10,000	11,755
Michigan Gen. Oblig.:
Series 2007, 5.25% 9/15/21 (FSA Insured)	5,000,000	5,295,750
Series 2015 A:
5% 12/1/27	2,600,000	3,276,520
5% 12/1/28	2,000,000	2,506,440
Michigan Hosp. Fin. Auth. Rev.:
(Henry Ford Health Sys. Proj.):
Series 2006 A, 5% 11/15/17	1,000,000	1,026,730
Series 2009, 5.25% 11/15/24	3,000,000	3,413,250
(McLaren Health Care Corp. Proj.):
Series 2008 A, 5.75% 5/15/38 (Pre-Refunded to 5/15/18 @ 100)	6,890,000	7,591,747
Series 2012 A, 5% 6/1/24	2,765,000	3,283,631
(MidMichigan Obligated Group Proj.) Series 2009 A, 6.125% 6/1/39 (Pre-Refunded to 6/1/19 @ 100)	3,740,000	4,332,603
(Oakwood Hosp. Proj.) Series 2007, 5% 7/15/17	1,000,000	1,050,380
(Sparrow Hosp. Obligated Group Proj.) Series 2007, 5% 11/15/17	535,000	570,358
(Trinity Health Sys. Proj.) 5% 12/1/26 (Pre-Refunded to 12/1/16 @ 100)	3,725,000	3,833,547
Bonds:
Series 2010 F3, 1.4%, tender 6/29/18 (c)	6,200,000	6,253,258
Series 2010 F4, 1.95%, tender 4/1/20 (c)	5,500,000	5,608,350
Series 2008 A1, 6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	3,965,000	4,539,529
5% 11/15/18	500,000	532,960
5% 11/15/18 (Pre-Refunded to 11/15/17 @ 100)	1,225,000	1,307,394
5% 11/15/19	290,000	309,360
5% 11/15/19 (Pre-Refunded to 11/15/17 @ 100)	710,000	757,755
5% 11/15/20	575,000	613,864
5% 11/15/20 (Pre-Refunded to 11/15/17 @ 100)	1,425,000	1,520,846
5% 11/15/31	1,450,000	1,537,638
5% 11/15/31 (Pre-Refunded to 11/15/17 @ 100)	3,550,000	3,788,773
6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	870,000	996,063
6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	165,000	187,321
Michigan Muni. Bond Auth. Rev.:
(State Clean Wtr. Revolving Fund Proj.) Series 2006, 5% 10/1/27 (Pre-Refunded to 10/1/16 @ 100)	3,225,000	3,297,369
Series 2005, 5% 10/1/23	385,000	437,957
Michigan State Univ. Revs. Series 2013 A, 5% 8/15/41	1,125,000	1,316,295
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Cadillac Place Office Bldg. Proj.) Series 2011, 5.25% 10/15/26	3,585,000	4,222,664
(Detroit Edison Co. Proj.) Series BB, 7% 5/1/21 (AMBAC Insured)	8,520,000	10,648,978
Michigan Technological Univ. Series 2008, 5.25% 10/1/17 (Escrowed to Maturity)	1,875,000	2,001,713
Michigan Trunk Line Fund Rev.:
Series 1998 A, 5.5% 11/1/16	3,000,000	3,084,180
Series 2011, 5% 11/15/36	2,000,000	2,284,960
North Kent Swr. Auth. Wtr. & Swr. Rev. Series 2006:
5% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	420,000	430,294
5% 11/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	490,000	501,981
5% 11/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,645,000	1,685,220
5% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,290,000	1,321,463
Northview Pub. Schools District Series 2008, 5% 5/1/21 (FSA Insured)	1,070,000	1,156,178
Northville Pub. Schools Series 2005, 5% 5/1/16 (FSA Insured)	1,475,000	1,479,602
Oakland Univ. Rev.:
Series 2012:
5% 3/1/24	1,170,000	1,374,551
5% 3/1/25	1,225,000	1,430,212
5% 3/1/26	1,290,000	1,492,853
5% 3/1/37	4,000,000	4,452,800
Series 2013 A:
5% 3/1/25	995,000	1,180,269
5% 3/1/26	1,620,000	1,914,791
5% 3/1/27	815,000	957,022
5% 3/1/38	2,900,000	3,308,755
Series 2014:
5% 3/1/28	335,000	395,260
5% 3/1/29	525,000	614,912
5% 3/1/39	3,000,000	3,408,120
Olivet Cmnty. School District (School Bldg. & Site Proj.) Series 2008:
5.25% 5/1/23 (FSA Insured)	1,010,000	1,100,870
5.25% 5/1/27 (FSA Insured)	1,135,000	1,227,571
Plainwell Cmnty. School District (School Bldg. & Site Proj.) Series 2008:
5% 5/1/23 (Assured Guaranty Corp. Insured)	1,885,000	2,036,818
5% 5/1/28 (Assured Guaranty Corp. Insured)	1,000,000	1,075,400
Plymouth-Canton Cmnty. School District Series 2008, 5% 5/1/20 (FSA Insured)	5,000,000	5,398,400
Portage Pub. Schools Series 2008, 5% 5/1/22 (FSA Insured)	4,300,000	4,639,829
Ravenna Pub. Schools Gen. Oblig. (2008 School Bldg. and Site Proj.) Series 2008:
5% 5/1/31 (FSA Insured)	2,080,000	2,225,309
5% 5/1/38 (FSA Insured)	1,000,000	1,063,530
Rochester Cmnty. School District:
4% 5/1/19	1,375,000	1,491,215
5% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,475,000	1,616,939
5% 5/1/29	1,625,000	1,978,259
5% 5/1/30	1,700,000	2,056,116
5% 5/1/31	1,500,000	1,802,445
Rockford Pub. Schools Gen. Oblig. (2008 School Bldg. and Site Proj.) 5% 5/1/30 (FSA Insured)	3,975,000	4,280,638
Roseville Cmnty. Schools:
Series 2014:
5% 5/1/24	780,000	952,973
5% 5/1/25	1,000,000	1,230,970
5% 5/1/26	1,385,000	1,685,808
5% 5/1/24	570,000	696,403
5% 5/1/25	1,640,000	2,018,791
5% 5/1/26	1,715,000	2,087,481
5% 5/1/27	1,795,000	2,163,675
5% 5/1/28	1,885,000	2,267,052
Royal Oak Hosp. Fin. Auth. Hosp. Rev.:
(William Beaumont Hosp. Proj.) Series 2009 V:
8% 9/1/29 (Pre-Refunded to 9/1/18 @ 100)	1,945,000	2,276,953
8.25% 9/1/39 (Pre-Refunded to 9/1/18 @ 100)	3,425,000	4,029,889
Series 2014 D:
5% 9/1/26	1,000,000	1,196,530
5% 9/1/27	1,175,000	1,394,702
5% 9/1/28	1,870,000	2,204,898
Saginaw Hosp. Fin. Auth. Hosp. Rev. (Covenant Med. Ctr., Inc.) Series 2010 H, 5% 7/1/30	5,000,000	5,582,850
Saint Clair County Gen. Oblig. 5% 4/1/26	1,495,000	1,755,250
Shepherd Pub. Schools Series 2008, 5% 5/1/17 (FSA Insured)	1,025,000	1,068,952
South Haven Gen. Oblig. Series 2009, 5.125% 12/1/33 (Assured Guaranty Corp. Insured)	1,000,000	1,120,120
South Lyon Cmnty. Schools Series 2016:
5% 5/1/23	1,575,000	1,907,089
5% 5/1/24	3,200,000	3,922,976
5% 5/1/25	2,355,000	2,914,242
Three Rivers Cmnty. Schools Series 2008, 5% 5/1/16 (FSA Insured)	1,750,000	1,756,178
Troy School District Series 2006, 5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,003,560
Univ. of Michigan Rev. Series 2015, 5% 4/1/46	5,000,000	5,967,150
Wayne County Arpt. Auth. Rev.:
(Detroit Metropolitan Wayne County Arpt. Proj.) Series 2012 A:
5% 12/1/24	2,875,000	3,409,894
5% 12/1/25	5,120,000	6,069,094
Series 2011 A, 5% 12/1/21 (a)	5,000,000	5,754,900
Series 2012 A:
5% 12/1/22	2,220,000	2,634,563
5% 12/1/23	2,300,000	2,742,152
Series 2014 C:
5% 12/1/29 (a)	720,000	824,306
5% 12/1/31 (a)	860,000	974,801
5% 12/1/34 (a)	1,655,000	1,845,474
Series 2015 F, 5% 12/1/27 (a)	4,810,000	5,619,860
West Ottawa Pub. School District:
Series 2012 A:
5% 5/1/25	4,310,000	5,044,079
5% 5/1/26	2,000,000	2,332,120
Series 2014 1:
5% 5/1/30	725,000	842,921
5% 5/1/32	500,000	576,630
5% 5/1/34	900,000	1,029,564
5% 5/1/35	250,000	285,220
Western Michigan Univ. Rev.:
Series 2008, 5% 11/15/20 (Pre-Refunded to 5/15/18 @ 100)	5,280,000	5,740,944
Series 2014:
5% 11/15/17	45,000	47,997
5% 11/15/25	320,000	388,813
5% 11/15/26	400,000	481,844
5% 11/15/28	650,000	773,513
5% 11/15/29	750,000	888,053
5% 11/15/30	855,000	1,007,327
5% 11/15/31	700,000	818,839
Series 2015 A:
5% 11/15/26	1,000,000	1,224,450
5% 11/15/28	2,505,000	3,019,176
Woodhaven-Brownstown School District County of Wayne:
5% 5/1/36	2,835,000	3,324,690
5% 5/1/38	5,670,000	6,595,798
Zeeland Pub. Schools:
5% 5/1/27 (FSA Insured)	1,000,000	1,195,510
5% 5/1/28 (FSA Insured)	500,000	591,980
5% 5/1/29 (FSA Insured)	1,000,000	1,175,160
5% 5/1/30 (FSA Insured)	1,000,000	1,169,050

TOTAL MICHIGAN		647,440,975

Virgin Islands - 0.5%
Virgin Islands Pub. Fin. Auth.:
(Cruzan Proj.) Series 2009 A, 6% 10/1/39	1,500,000	1,657,440
Series 2009 B, 5% 10/1/25	1,200,000	1,309,716

TOTAL VIRGIN ISLANDS		2,967,156

TOTAL MUNICIPAL BONDS
(Cost $616,488,859)		656,054,863
TOTAL INVESTMENT PORTFOLIO - 97.4%
(Cost $616,488,859)		656,054,863
NET OTHER ASSETS (LIABILITIES) - 2.6%		17,643,193
NET ASSETS - 100%		$673,698,056

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Other Information

Income Tax Information

At March 31, 2016, the cost of investment securities for income tax purposes was $616,318,994. Net unrealized appreciation aggregated $39,735,869, of which $39,752,673 related to appreciated investment securities and $16,804 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Ohio Municipal Income Fund

March 31, 2016

OFR-QTLY-0516
1.814656.111

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 100.6%
	Principal Amount	Value
Guam - 0.8%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2006 A, 5% 10/1/23	1,600,000	1,623,392
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
5% 10/1/18 (a)	$950,000	$1,024,148
6.25% 10/1/34 (a)	900,000	1,085,247
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/23 (FSA Insured)	1,000,000	1,186,890

TOTAL GUAM		4,919,677

Ohio - 99.3%
Akron Bath Copley Hosp. District Rev. (Children's Hosp. Med. Ctr. Proj.):
Series 2012 5% 11/15/22	1,000,000	1,166,110
Series 2012, 5% 11/15/23	3,245,000	3,824,784
Allen County Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2010 B, 5.25% 9/1/27	5,000,000	5,784,800
American Muni. Pwr., Inc. Rev.:
(AMP Freemont Energy Ctr. Proj.):
Series 2012 B, 5.25% 2/15/26	6,875,000	8,252,131
Series 2012:
5% 2/15/25	4,000,000	4,711,320
5.25% 2/15/28	8,040,000	9,576,203
(Prairie State Energy Campus Proj.) Series 2015:
5% 2/15/28	3,995,000	4,747,578
5% 2/15/42	3,000,000	3,403,800
5% 2/15/38	240,000	254,489
Avon Gen. Oblig. Series 2009 B:
5% 12/1/36 (Pre-Refunded to 12/1/18 @ 100)	1,040,000	1,152,788
5% 12/1/37 (Pre-Refunded to 12/1/18 @ 100)	1,095,000	1,213,753
Beavercreek City School District Series 2015:
5% 12/1/28	1,500,000	1,831,980
5% 12/1/29	1,500,000	1,821,420
Bowling Green Univ. Gen. Receipts Series 2016 A:
5% 6/1/42	1,000,000	1,155,650
5% 6/1/44	6,080,000	7,015,408
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	2,800,000	2,817,416
5% 6/1/17	3,240,000	3,390,401
Butler County Hosp. Facilities Rev.:
(Kettering Health Network Obligated Group Proj.) Series 2011, 6.375% 4/1/36	5,030,000	5,983,034
(UC Health Proj.) Series 2010, 5.5% 11/1/40	3,025,000	3,499,683
Butler County Trans. Impt. District Series 2007, 5% 12/1/18 (XL Cap. Assurance, Inc. Insured)	1,015,000	1,086,355
Cincinnati City School District Ctfs. of Prtn. (Cincinnati City School District School Impt. Proj.) 5% 12/15/26	4,000,000	4,853,560
Cincinnati Gen. Oblig.:
Series 2009 A:
4.5% 12/1/29 (Pre-Refunded to 6/1/19 @ 100)	500,000	555,705
5% 12/1/20 (Pre-Refunded to 6/1/19 @ 100)	1,240,000	1,397,393
Series 2012 F:
5% 12/1/20	3,045,000	3,567,339
5% 12/1/21	2,765,000	3,307,714
Series 2015, 5.25% 12/1/29	4,285,000	5,339,153
Cincinnati Wtr. Sys. Rev.:
Series 2015 A:
5% 12/1/40	3,260,000	3,853,907
5% 12/1/45	1,665,000	1,959,089
Series A, 5% 12/1/36	1,700,000	1,997,228
City of Cleveland Wtr. Poll. Cont. Rev. Series 2016:
5% 11/15/34 (b)	1,190,000	1,397,810
5% 11/15/35 (b)	1,245,000	1,455,592
5% 11/15/36 (b)	450,000	524,079
5% 11/15/45 (b)	2,000,000	2,288,640
Cleveland Arpt. Sys. Rev. Series 2000 C, 5% 1/1/20 (Pre-Refunded to 1/1/17 @ 100)	3,500,000	3,614,135
Cleveland Gen. Oblig.:
Series 2005, 5.5% 10/1/20 (AMBAC Insured)	7,350,000	8,646,173
Series 2012, 5% 12/1/25	2,350,000	2,819,648
Series 2015:
5% 12/1/26	1,500,000	1,847,370
5% 12/1/27	2,000,000	2,447,660
5% 12/1/29	1,250,000	1,509,413
Series C:
5.25% 11/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100,000	1,285,779
5.25% 11/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,145,000	1,369,764
5.25% 11/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,210,000	1,475,813
5.25% 11/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,885,000	2,338,022
Cleveland Heights & Univ. Heights County School District Series 2014, 4.5% 12/1/47	3,000,000	3,219,750
Cleveland Muni. School District:
Series 2013:
5% 12/1/24	1,255,000	1,524,235
5% 12/1/26	4,060,000	4,936,716
Series 2015 A:
5% 12/1/24	3,725,000	4,538,615
5% 12/1/27	1,750,000	2,085,493
Cleveland Parking Facilities Rev. 5.25% 9/15/17 (FSA Insured)	3,040,000	3,226,626
Cleveland State Univ. Gen. Receipts Series 2012:
5% 6/1/24	1,920,000	2,264,774
5% 6/1/25	2,500,000	2,944,475
5% 6/1/26	3,075,000	3,619,890
Cleveland Wtr. Rev.:
Series 2012 X, 5% 1/1/42	5,465,000	6,225,509
Series 2015 Y:
4% 1/1/28	650,000	718,679
4% 1/1/29	1,040,000	1,139,913
4% 1/1/30	1,000,000	1,087,300
Cleveland-Cuyahoga County Port Auth. Dev. Lease Rev. (Administrative Headquarters Proj.) Series 2013, 5% 7/1/37	3,000,000	3,793,380
Columbus City School District:
(School Facilities Construction and Impt. Proj.) Series 2009 B, 5% 12/1/29 (Pre-Refunded to 12/1/19 @ 100)	1,000,000	1,139,730
5% 12/1/30 (b)	5,000,000	5,990,600
5% 12/1/31 (b)	5,000,000	5,957,550
Columbus Gen. Oblig.:
Series 2012 A, 4% 2/15/27	10,000,000	11,163,500
Series 2014 A, 4% 2/15/28	5,000,000	5,642,500
Columbus Metropolitan Library Facility 5% 12/1/23	1,000,000	1,176,010
Cuyahoga Cmnty. College District Gen. Oblig. Series 2009 C:
5% 8/1/25 (Pre-Refunded to 2/1/20 @ 100)	1,140,000	1,309,643
5% 8/1/27 (Pre-Refunded to 2/1/20 @ 100)	1,200,000	1,378,572
Cuyahoga County Gen. Oblig. Series 2012 A:
4% 12/1/27	1,575,000	1,740,186
5% 12/1/25	765,000	898,890
Dayton Gen. Oblig.:
4% 12/1/22	750,000	840,818
4% 12/1/25	1,540,000	1,721,304
Dayton School District Series 2013, 5% 11/1/22	5,775,000	6,991,215
Dublin Gen. Oblig.:
4% 12/1/27	500,000	576,955
4% 12/1/28	395,000	451,367
5% 12/1/26	500,000	634,620
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5.25% 6/15/43	5,000,000	5,488,650
Fairview Park Gen. Oblig. Series 2012:
4% 12/1/22	1,225,000	1,394,124
4% 12/1/23	1,395,000	1,612,229
4% 12/1/24	1,490,000	1,709,820
Forest Hills Local School District Series 2015, 5% 12/1/46	5,000,000	5,703,950
Franklin County Convention Facilities Auth. Tax & Lease Rev. Series 2014:
5% 12/1/25	1,250,000	1,551,138
5% 12/1/26	3,045,000	3,748,608
5% 12/1/32	5,920,000	7,029,822
Franklin County Hosp. Rev. (Nationwide Children's Hosp. Proj.):
Series 2009, 5.25% 11/1/40	5,000,000	5,557,450
Series A, 5% 11/1/16	265,000	271,758
Granville Exempted Village School District:
5% 12/1/26	1,720,000	2,141,916
5% 12/1/27	1,165,000	1,440,476
5% 12/1/30	1,130,000	1,372,057
5% 12/1/31	600,000	725,088
Greater Cleveland Reg'l. Transit Auth. Series 2012:
5% 12/1/23	1,000,000	1,199,290
5% 12/1/24	1,800,000	2,157,642
5% 12/1/25	1,170,000	1,401,754
Hamilton City School District Series 2015:
3.5% 12/1/31	1,500,000	1,559,085
5% 12/1/26	1,500,000	1,843,935
5% 12/1/28	1,550,000	1,882,134
Hamilton County Convention Facilities Auth. Rev. Series 2014:
5% 12/1/26	1,000,000	1,198,600
5% 12/1/27	3,825,000	4,557,870
Hamilton County Health Care Facilities Rev. (The Christ Hosp. Proj.) Series 2012:
5.25% 6/1/24	3,000,000	3,583,080
5.25% 6/1/27	3,000,000	3,510,810
Hamilton County Hosp. Facilities Rev. (Children's Hosp. Med. Ctr. Proj.) Series 2014 S, 5% 5/15/26	5,000,000	6,096,950
Hamilton County Sales Tax Rev. Series 2011 A, 5% 12/1/24	4,870,000	5,527,499
Hamilton County Student Hsg. Rev. (Stratford Heights Proj.) Series 2010, 5% 6/1/30 (FSA Insured)	2,500,000	2,735,850
Hancock County Hosp. Facilities Rev. (Blanchard Valley Reg'l. Health Ctr. Proj.) Series 2011 A:
5% 12/1/21	1,500,000	1,744,125
6.25% 12/1/34	4,100,000	4,911,636
Hilliard Gen. Oblig. 5% 12/1/18	235,000	235,794
Huber Heights City School District Unltd. Tax School Impt. Gen. Oblig. Series 2009, 5% 12/1/36	1,500,000	1,672,425
Kent State Univ. Revs.:
Series 2009 B:
5% 5/1/26 (Assured Guaranty Corp. Insured)	4,100,000	4,558,011
5% 5/1/28 (Assured Guaranty Corp. Insured)	5,000,000	5,540,950
5% 5/1/29 (Assured Guaranty Corp. Insured)	1,000,000	1,106,920
5% 5/1/30 (Assured Guaranty Corp. Insured)	1,115,000	1,232,800
Series 2012 A:
5% 5/1/24	1,385,000	1,643,219
5% 5/1/25	1,500,000	1,773,015
5% 5/1/26	1,600,000	1,894,256
Lake County Hosp. Facilities Rev.:
(Lake Hosp. Sys., Inc. Proj.) Series 2008 C:
5% 8/15/16	1,260,000	1,279,303
5% 8/15/17	1,000,000	1,054,910
Series 2015, 5% 8/15/45	7,000,000	7,719,950
Lakewood City School District Series 2014 C:
5% 12/1/25	1,300,000	1,613,183
5% 12/1/27	3,215,000	3,920,853
Lancaster Ohio City School District Series 2012:
5% 10/1/37	2,000,000	2,322,460
5% 10/1/49	3,000,000	3,312,300
Lucas County Hosp. Rev.:
(ProMedica Healthcare Oblig. Group Proj.):
Series 2008 D, 5% 11/15/38	1,090,000	1,173,341
Series 2011 A, 6.5% 11/15/37	2,800,000	3,443,832
Series 2011 D:
5% 11/15/22	1,000,000	1,187,070
5% 11/15/25	5,000,000	5,882,350
Lucas-Plaza Hsg. Dev. Corp. Mtg. Rev. (The Plaza Section 8 Assisted Proj.) Series 1991 A, 0% 6/1/24 (Escrowed to Maturity)	9,000,000	7,732,440
Miami Univ. Series 2012, 4% 9/1/28	2,195,000	2,420,163
Miamisburg City School District:
Series 2008, 5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	2,390,000	2,649,196
Series 2009, 5% 12/1/23 (Pre-Refunded to 12/1/18 @ 100)	1,405,000	1,559,733
Series 2016:
4% 12/1/32	510,000	559,638
5% 12/1/28	500,000	619,700
5% 12/1/29	300,000	369,474
Middleburg Heights Hosp. Rev.:
Series 2011, 5.25% 8/1/41	3,000,000	3,280,200
Series 2012 A, 5% 8/1/47	10,725,000	11,573,020
Milford Exempt Village School District Series 2015:
3.5% 12/1/31	500,000	523,140
5% 12/1/28	1,400,000	1,726,032
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series 2008 D, 6.25% 10/1/33	2,500,000	2,794,900
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/48	2,000,000	2,058,360
North Olmsted City School District Series 2015 A:
5% 12/1/26	665,000	815,470
5% 12/1/27	220,000	268,022
5% 12/1/28	365,000	442,646
5% 12/1/29	500,000	603,605
5% 12/1/30	750,000	901,875
Northeast Ohio Reg'l. Swr. District Wastewtr. Rev. Series 2014, 5% 11/15/44	8,815,000	10,245,586
Northmont City School District Series 2012 A, 5% 11/1/49	5,000,000	5,474,600
Northwest Local School District Series 2015, 5% 12/1/45	2,880,000	3,298,810
Ohio Air Quality Dev. Auth. Rev.:
Bonds (FirstEnergy Nuclear Generation Proj.) Series 2008 C, 3.95%, tender 5/1/20 (a)(c)	2,000,000	2,069,960
Series 2009 C, 5.625% 6/1/18	2,600,000	2,775,604
Ohio Bldg. Auth. (Adult Correctional Bldg. Fund Proj.):
Series 2009 B, 5% 10/1/24	1,790,000	2,025,671
Series 2010 A, 5% 10/1/24	6,030,000	7,008,368
Ohio Gen. Oblig.:
(Mental Health Facilities Impt. Fund Proj.) Series 2013 A, 5% 2/1/21	2,085,000	2,440,159
Series 2011, 5.25% 9/1/23 (Pre-Refunded to 9/1/20 @ 100)	2,000,000	2,360,700
Series 2012 A:
5% 2/1/26	1,000,000	1,181,740
5% 2/1/27	5,000,000	5,897,500
Series 2012 B, 5% 3/15/25 (Pre-Refunded to 9/15/21 @ 100)	7,500,000	9,002,025
Series 2014 C, 4% 3/1/25	7,650,000	8,700,881
Series 2015 C, 5% 11/1/28	5,955,000	7,369,134
Series Q, 5% 4/1/25	1,845,000	2,196,878
5.375% 9/1/23 (Pre-Refunded to 3/1/18 @ 100)	370,000	401,946
5.375% 9/1/28 (Pre-Refunded to 3/1/18 @ 100)	4,560,000	4,958,270
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.) Series 1990 B, 6.5% 10/1/20	1,930,000	2,169,088
(Cleveland Clinic Foundation Proj.) Series 2008 A:
5.25% 1/1/33	1,635,000	1,768,383
5.5% 1/1/43	3,500,000	3,799,390
(Denison Univ. 2015 Proj.):
5% 11/1/28	1,465,000	1,773,851
5% 11/1/29	1,250,000	1,504,475
5% 11/1/30	2,285,000	2,735,831
(John Carroll Univ. Proj.) 5% 4/1/17	1,000,000	1,000,000
(Kenyon College 2015 Proj.) 5% 7/1/41	5,000,000	5,727,600
(Kenyon College Proj.) Series 2010, 5.25% 7/1/44	2,750,000	3,110,223
(Univ. Hosp. Health Sys. Proj.) Series 2010 A, 5.25% 1/15/23	2,500,000	2,838,075
(Univ. of Dayton Proj.):
Series 2009, 5.5% 12/1/36	5,000,000	5,539,400
Series 2013:
5% 12/1/23	540,000	644,182
5% 12/1/24	585,000	697,460
5% 12/1/25	1,000,000	1,192,930
5% 12/1/26	1,195,000	1,425,551
5% 12/1/27	2,300,000	2,735,804
(Xavier Univ. Proj.) Series 2015 C:
5% 5/1/26	1,000,000	1,196,400
5% 5/1/28	1,000,000	1,180,430
5% 5/1/29	855,000	1,003,266
5% 5/1/31	1,005,000	1,168,785
Ohio Hosp. Facilities Rev.:
(Cleveland Clinic Proj.) Series 2009 A, 5.5% 1/1/39	7,000,000	7,856,940
Series 2011 A, 5% 1/1/32	3,500,000	3,936,940
Ohio Hosp. Rev.:
Series 2013 A, 5% 1/15/27	5,000,000	5,859,700
5% 1/15/41	5,000,000	5,709,700
5% 1/15/46	5,000,000	5,687,250
Ohio State Univ. Gen. Receipts:
Series 2009 A, 5% 12/1/26	2,000,000	2,201,900
Series 2010 D, 5% 12/1/31	1,365,000	1,804,817
Series 2012 A:
4% 6/1/27	1,270,000	1,479,982
5% 6/1/24	1,690,000	2,124,719
Series 2013 A:
5% 6/1/28	2,000,000	2,392,240
5% 6/1/38	3,500,000	4,013,135
Ohio Tpk. Commission Tpk. Rev.:
(Infastructure Proj.) Series 2005 A, 0% 2/15/43	10,000,000	3,562,100
Series 2010 A, 5% 2/15/31	5,475,000	6,180,180
Ohio Univ. Gen. Receipts Athens:
Series 2013:
5% 12/1/23	1,000,000	1,213,120
5% 12/1/24	5,075,000	6,145,876
Series A, 5% 12/1/33 (FSA Insured)	1,190,000	1,279,833
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (c)	1,020,000	1,027,150
Ohio Wtr. Dev. Auth. Rev.:
(Fresh Wtr. Impt. Proj.) Series 2009 B, 5% 12/1/24	1,025,000	1,281,947
(Fresh Wtr. Proj.) Series 2009 B, 5% 12/1/25	1,950,000	2,464,917
(Pure Wtr. Proj.) Series I, 6% 12/1/16 (Escrowed to Maturity)	135,000	137,057
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. (Wtr. Quality Proj.) Series 2010 A:
5% 12/1/29 (Pre-Refunded to 12/1/19 @ 100)	2,000,000	2,287,980
5% 6/1/30 (Pre-Refunded to 12/1/19 @ 100)	1,000,000	1,143,990
Olentangy Local School District:
5% 12/1/17 (b)	1,955,000	2,043,131
5% 12/1/30 (b)	1,500,000	1,792,485
5% 12/1/32 (b)	1,275,000	1,508,669
Princeton City School District Series 2014:
0% 12/1/40	4,000,000	1,692,080
0% 12/1/41	4,000,000	1,609,560
5% 12/1/39	2,750,000	3,200,588
Reynoldsburg City School District:
(School Facilities Construction & Impt. Proj.) 0% 12/1/17	1,250,000	1,220,250
4% 12/1/30	4,625,000	5,074,273
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	2,600,000	2,880,800
South-Western City School District Franklin & Pickway County Series 2012 B, 5% 12/1/36	2,000,000	2,323,180
Springboro Cmnty. City School District 5.25% 12/1/20 (FSA Insured)	2,780,000	3,237,505
St. Marys City School District 5% 12/1/35 (Pre-Refunded to 6/1/18 @ 100)	495,000	540,119
Strongsville Gen. Oblig. (Street Impt. Proj.) Series 2009, 5% 12/1/27	1,680,000	1,919,954
Toledo City School District (School Facilities Impt. Proj.) Series 2009, 5.375% 12/1/35 (Pre-Refunded to 12/1/18 @ 100)	1,000,000	1,118,280
Toledo Gen. Oblig. Series 2012 A, 5% 12/1/20	1,635,000	1,889,766
Univ. of Akron Gen. Receipts Series 2015 A, 5% 1/1/31	4,000,000	4,704,920
Univ. of Cincinnati Gen. Receipts:
Series 2008 C:
5% 6/1/22 (FSA Insured)	1,000,000	1,087,540
5% 6/1/23 (FSA Insured)	2,000,000	2,173,300
5% 6/1/24 (FSA Insured)	2,000,000	2,171,500
Series 2010 F, 5% 6/1/32	2,000,000	2,304,840
Series 2012 A:
5% 6/1/22	2,000,000	2,414,000
5% 6/1/23	2,000,000	2,397,080
Series 2012 C:
4% 6/1/28	2,000,000	2,197,000
5% 6/1/24	1,230,000	1,481,806
Series 2013 A:
5% 6/1/33	4,085,000	4,791,092
5% 6/1/34	5,130,000	5,994,662
Willoughby-Eastlake City School District Series 2016, 5% 12/1/46	4,000,000	4,651,600
Wood County Hosp. Facilities Rev. (Hosp. Proj.) Series 2012, 5% 12/1/27	3,500,000	3,844,015
Wright State Univ. Gen. Receipts Series 2011 A, 5% 5/1/23	2,665,000	3,087,802

TOTAL OHIO		664,363,032

Virgin Islands - 0.5%
Virgin Islands Pub. Fin. Auth.:
(Cruzan Proj.) Series 2009 A, 6% 10/1/39	1,000,000	1,104,960
Series 2009 A, 6.75% 10/1/37	1,000,000	1,138,990
Series 2009 B, 5% 10/1/25	1,000,000	1,091,430

TOTAL VIRGIN ISLANDS		3,335,380

TOTAL INVESTMENT PORTFOLIO - 100.6%
(Cost $628,163,887)		672,618,089
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(3,731,215)
NET ASSETS - 100%		$668,886,874

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Other Information

Income Tax Information

At March 31, 2016, the cost of investment securities for income tax purposes was $628,147,492. Net unrealized appreciation aggregated $44,470,597, of which $44,473,296 related to appreciated investment securities and $2,699 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Municipal Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Municipal Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 27, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	May 27, 2016